UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04416

PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C   F u n d s

I N V E S T M E N T   A B B R E V I A T I O N S   A N D   D E F I N I T I O N S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

ADR — American Depositary Receipt

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —	Floating Rate Note. The rate shown is the rate in effect on August 31, 2016, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

STRB — Special Tax Revenue Bond

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2016, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

1

P N C   R e t i r e m e n t   I n c o m e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 95.2%
Domestic Equity Funds — 18.4%
PNC Large Cap Growth Fund,
Class I Shares†	7,826	$230
PNC Large Cap Value Fund,
Class I Shares†	10,453	229
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,848	63
PNC S&P 500 Index Fund,
Class I Shares†	6,844	116
PNC Small Cap Fund,
Class I Shares†	2,804	62

		700

Fixed Income Funds — 56.4%
Eaton Vance Floating-Rate Fund,
Class I Shares	5,776	51
PNC Bond Fund,
Class I Shares†	81,388	864
PNC High Yield Bond Fund,
Class I Shares†	12,893	98
PNC Limited Maturity Bond Fund,
Class I Shares†	84,668	863
Vanguard Inflation-Protected Securities Fund, Admiral Shares	9,974	268

		2,144

International Equity Funds — 6.5%
PNC International Equity Fund,
Class I Shares†	10,311	196
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	1,638	51

		247

Money Market Fund — 12.1%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	460,441	460

Real Estate Fund — 1.8%
Vanguard REIT Index Fund,
Admiral Shares	538	68

Total Mutual Funds (Cost $3,472)		3,619

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 4.9%
Domestic Equity Funds — 4.5%
iShares Select Dividend ETF†	662	$57
SPDR® S&P® Dividend ETF	667	57
WisdomTree LargeCap Dividend Fund	754	59

		173

International Equity Funds — 0.4%
iShares MSCI EAFE Small-Cap ETF†	148	7
Vanguard FTSE All World ex-US Small-Cap ETF	80	8

		15

Total Exchange-Traded Funds (Cost $149)		188

TOTAL INVESTMENTS — 100.1% (Cost $3,621)*		3,807

Other Assets & Liabilities – (0.1)%		(3)

TOTAL NET ASSETS — 100.0%		$3,804

*	Aggregate cost for Federal income tax purposes is (000) $3,624.

Gross unrealized appreciation (000)	$183
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$183

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

2

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$188	$–	$–	$188

Mutual Funds	3,619	–	–	3,619

Total Assets - Investments in Securities	$3,807	$–	$–	$3,807

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

3

P N C   T a r g e t   2 0 2 0   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.7%
Domestic Equity Funds — 23.7%
PNC Large Cap Growth Fund,
Class I Shares†	22,000	$647
PNC Large Cap Value Fund,
Class I Shares†	29,682	649
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	7,573	166
PNC S&P 500 Index Fund,
Class I Shares†	19,278	326
PNC Small Cap Fund,
Class I Shares†	7,497	167

		1,955

Fixed Income Funds — 46.9%
Eaton Vance Floating-Rate Fund,
Class I Shares	16,362	143
PNC Bond Fund,
Class I Shares†	172,271	1,830
PNC High Yield Bond Fund,
Class I Shares†	32,679	249
PNC Limited Maturity Bond Fund,
Class I Shares†	105,424	1,074
Vanguard Inflation-Protected Securities Fund, Admiral Shares	21,140	568

		3,864

International Equity Funds — 9.4%
PNC International Equity Fund,
Class I Shares†	32,629	621
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	5,020	156

		777

Money Market Fund — 8.1%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	668,707	669

Real Estate Fund — 3.6%
Vanguard REIT Index Fund, Admiral Shares	2,314	292

Total Mutual Funds (Cost $7,177)		7,557

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 8.3%
Commodity Fund — 2.5%
PowerShares DB Commodity Index
Tracking Fund*	14,451	$208

Domestic Equity Funds — 5.2%
iShares Select Dividend ETF†	1,636	141
SPDR® S&P® Dividend ETF	1,648	141
WisdomTree LargeCap Dividend Fund	1,836	142

		424

International Equity Funds — 0.6%
iShares MSCI EAFE Small-Cap ETF†	492	25
Vanguard FTSE All World ex-US Small-Cap ETF	261	25

		50

Total Exchange-Traded Funds (Cost $599)		682

TOTAL INVESTMENTS — 100.0%
(Cost $7,776)**		8,239

Other Assets & Liabilities – 0.0%		(1)

TOTAL NET ASSETS — 100.0%		$8,238

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $7,849.

Gross unrealized appreciation (000)	$390
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$390

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

4

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$682	$–	$–	$682

Mutual Funds	7,557	–	–	7,557

Total Assets - Investments in Securities	$8,239	$–	$–	$8,239

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

5

P N C   T a r g e t   2 0 3 0   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 88.0%
Domestic Equity Funds — 35.8%
PNC Large Cap Growth Fund,
Class I Shares†	41,651	$1,225
PNC Large Cap Value Fund,
Class I Shares†	56,206	1,229
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	14,331	315
PNC S&P 500 Index Fund,
Class I Shares†	36,501	616
PNC Small Cap Fund,
Class I Shares†	14,255	317

		3,702

Fixed Income Funds — 28.3%
Eaton Vance Floating-Rate Fund,
Class I Shares	21,161	185
PNC Bond Fund,
Class I Shares†	178,450	1,895
PNC High Yield Bond Fund,
Class I Shares†	38,282	292
PNC Limited Maturity Bond Fund,
Class I Shares†	25,105	256
Vanguard Inflation-Protected Securities Fund, Admiral Shares	11,069	298

		2,926

International Equity Funds — 15.7%
PNC International Equity Fund,
Class I Shares†	65,877	1,254
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	11,684	363

		1,617

Money Market Fund — 4.4%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	457,345	457

Real Estate Fund — 3.8%
Vanguard REIT Index Fund,
Admiral Shares	3,110	392

Total Mutual Funds (Cost $8,633)		9,094

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 12.0%
Commodity Fund — 3.1%
PowerShares DB Commodity Index
Tracking Fund*	21,892	$315

Domestic Equity Funds — 7.4%
iShares Select Dividend ETF†	2,951	254
SPDR® S&P® Dividend ETF	2,974	255
WisdomTree LargeCap Dividend Fund	3,307	256

		765

International Equity Funds — 1.5%
iShares MSCI EAFE Small-Cap ETF†	1,536	78
Vanguard FTSE All World ex-US Small-Cap ETF	791	77

		155

Total Exchange-Traded Funds (Cost $1,133)		1,235

TOTAL INVESTMENTS — 100.0% (Cost $9,766)**		10,329

Other Assets & Liabilities – 0.0%		3

TOTAL NET ASSETS — 100.0%		$10,332

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,776.

Gross unrealized appreciation (000)	$573
Gross unrealized depreciation (000)	(20)

Net unrealized appreciation (000)	$553

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$1,235	$–	$–	$1,235

Mutual Funds	9,094	–	–	9,094

Total Assets - Investments in Securities	$10,329	$–	$–	$10,329

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

7

P N C   T a r g e t   2 0 4 0   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.0%
Domestic Equity Funds — 45.1%
PNC Large Cap Growth Fund,
Class I Shares†	17,820	$524
PNC Large Cap Value Fund,
Class I Shares†	23,939	524
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	6,134	135
PNC S&P 500 Index Fund,
Class I Shares†	15,492	261
PNC Small Cap Fund,
Class I Shares†	6,039	134

		1,578

Fixed Income Funds — 13.4%
Eaton Vance Floating-Rate Fund,
Class I Shares	4,500	39
PNC Bond Fund,
Class I Shares†	33,030	351
PNC High Yield Bond Fund,
Class I Shares†	7,357	56
Vanguard Inflation-Protected Securities Fund, Admiral Shares	939	25

		471

International Equity Funds — 18.9%
PNC International Equity Fund,
Class I Shares†	26,759	509
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	4,943	154

		663

Money Market Fund — 4.1%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	143,479	143

Real Estate Fund — 3.5%
Vanguard REIT Index Fund, Admiral Shares	970	123

Total Mutual Funds (Cost $2,781)		2,978

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.0%
Commodity Fund — 2.8%
PowerShares DB Commodity Index
Tracking Fund*	6,938	$100

Domestic Equity Funds — 9.7%
iShares Select Dividend ETF†	1,306	112
SPDR® S&P® Dividend ETF	1,326	114
WisdomTree LargeCap Dividend Fund	1,460	113

		339

International Equity Funds — 2.5%
iShares MSCI EAFE Small-Cap ETF†	852	43
Vanguard FTSE All World ex-US Small-Cap ETF	439	43

		86

Total Exchange-Traded Funds (Cost $455)		525

TOTAL INVESTMENTS — 100.0% (Cost $3,236)**		3,503

Other Assets & Liabilities – 0.0%		(1)

TOTAL NET ASSETS — 100.0%		$3,502

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $3,252.

Gross unrealized appreciation (000)	$256
Gross unrealized depreciation (000)	(5)

Net unrealized appreciation (000)	$251

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

8

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$525	$–	$–	$525

Mutual Funds	2,978	–	–	2,978

Total Assets - Investments in Securities	$3,503	$–	$–	$3,503

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

9

P N C   T a r g e t   2 0 5 0   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.3%
Domestic Equity Funds — 47.8%
PNC Large Cap Growth Fund,
Class I Shares†	6,727	$198
PNC Large Cap Value Fund,
Class I Shares†	9,096	199
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,381	52
PNC S&P 500 Index Fund,
Class I Shares†	5,865	99
PNC Small Cap Fund,
Class I Shares†	2,354	52

		600

Fixed Income Funds — 8.0%
Eaton Vance Floating-Rate Fund,
Class I Shares	843	7
PNC Bond Fund,
Class I Shares†	7,035	75
PNC High Yield Bond Fund,
Class I Shares†	1,684	13
Vanguard Inflation-Protected Securities Fund, Admiral Shares	224	6

		101

International Equity Funds — 20.6%
PNC International Equity Fund,
Class I Shares†	10,385	198
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	1,958	61

		259

Money Market Fund — 4.6%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	57,455	57

Real Estate Fund — 3.3%
Vanguard REIT Index Fund, Admiral Shares	325	41

Total Mutual Funds (Cost $979)		1,058

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.9%
Commodity Fund — 2.9%
PowerShares DB Commodity Index
Tracking Fund*	2,492	$36

Domestic Equity Funds — 10.3%
iShares Select Dividend ETF†	503	44
SPDR® S&P® Dividend ETF	504	43
WisdomTree LargeCap Dividend Fund	559	43

		130

International Equity Funds — 2.7%
iShares MSCI EAFE Small-Cap ETF†	336	17
Vanguard FTSE All World ex-US Small-Cap ETF	172	17

		34

Total Exchange-Traded Funds (Cost $169)		200

TOTAL INVESTMENTS — 100.2% (Cost $1,148)**		1,258

Other Assets & Liabilities – (0.2)%		(2)

TOTAL NET ASSETS — 100.0%		$1,256

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $1,148.

Gross unrealized appreciation (000)	$111
Gross unrealized depreciation (000)	(1)

Net unrealized appreciation (000)	$110

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

10

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$200	$–	$–	$200

Mutual Funds	1,058	–	–	1,058

Total Assets - Investments in Securities	$1,258	$–	$–	$1,258

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

11

P N C   B a l a n c e d   A l l o c a t i o n    F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 34.5%
Consumer Discretionary — 4.8%
American Axle & Manufacturing Holdings*	1,369	$23
Asbury Automotive Group*	244	13
Bright Horizons Family Solutions*	315	21
Burlington Stores*	1,730	140
Cavco Industries*	245	26
Churchill Downs	224	33
Comcast, Cl A	3,190	208
D.R. Horton	5,080	163
DeVry Education Group	428	10
Dollar General	1,370	101
Dorman Products*	898	57
Drew Industries	715	73
Golden Entertainment	725	9
Hasbro	1,730	141
Home Depot	2,960	397
HSN	658	27
Lithia Motors, Cl A	652	54
Madison Square Garden, Cl A*	245	44
McDonald’s	890	103
Mohawk Industries*	620	132
Monro Muffler Brake	456	26
NACCO Industries, Cl A	256	17
Newell Rubbermaid	2,800	149
NIKE, Cl B	1,670	96
O’Reilly Automotive*	620	174
Papa John’s International	160	12
Pool	127	13
Scripps Networks Interactive, Cl A	2,160	137
Standard Motor Products	481	22
Vista Outdoor*	467	19
Walt Disney	1,940	183
Wolverine World Wide	647	15
Wyndham Worldwide	3,450	244

		2,882

Consumer Staples — 3.6%
Altria Group	6,930	458
Boston Beer, Cl A*	72	13
Casey’s General Stores	1,220	160
Constellation Brands, Cl A	800	131
CVS Health	1,190	111
Dr Pepper Snapple Group	910	85
General Mills	1,740	123
Kroger	2,130	68
PepsiCo	3,521	376
Post Holdings*	1,580	134
Procter & Gamble	2,265	198
Reynolds American	3,420	170
SpartanNash	425	14
TreeHouse Foods*	301	29
Tyson Foods, Cl A	1,340	101

		2,171

Energy — 0.9%
Exxon Mobil	3,745	326
Occidental Petroleum	1,360	105
Valero Energy	1,660	92
Whiting Petroleum*	1,339	10
World Fuel Services	411	18

		551

	Number of Shares	Value (000)

Financials — 6.0%
Agree Realty REIT	554	$27
Allegiance Bancshares*	348	9
American Assets Trust REIT	272	12
AMERISAFE	469	28
AmTrust Financial Services	2,727	72
Bank of the Ozarks	1,735	68
Banner	208	9
BNY Mellon	2,260	94
Capital Bank Financial, Cl A	601	19
Care Capital Properties REIT	282	8
CenterState Banks	1,230	22
Cincinnati Financial	1,470	113
Credit Acceptance*#	295	59
Diamond Hill Investment Group*	98	19
Eagle Bancorp*	1,360	70
Employers Holdings	732	22
Extra Space Storage REIT	1,660	134
FactSet Research Systems	600	107
FBL Financial Group, Cl A	239	16
Fidelity Southern	739	13
First Busey	812	19
First Financial Bancorp	1,050	23
First Merchants	404	11
First Midwest Bancorp	452	9
Home BancShares	1,208	28
Hope Bancorp	1,116	19
Huntington Bancshares	15,990	160
JPMorgan Chase	6,648	449
KCG Holdings, Cl A*	1,769	26
Lamar Advertising, Cl A REIT	2,100	131
LegacyTexas Financial Group	1,632	50
Mercantile Bank	715	19
National General Holdings	2,518	57
Post Properties REIT	161	11
PRA Group*	1,938	62
Principal Financial Group	3,060	150
PS Business Parks REIT	187	21
RLI	839	60
Ryman Hospitality Properties REIT	281	15
S&P Global	1,210	149
Simon Property Group REIT	540	116
South State	437	33
Summit Hotel Properties REIT	839	12
Sun Communities REIT	121	9
SunTrust Banks	3,090	136
T. Rowe Price Group	1,230	86
Travelers	1,690	201
U.S. Bancorp	3,960	175
Wells Fargo	6,829	347
Welltower REIT	1,290	99
WSFS Financial	401	16

		3,620

Healthcare — 4.9%
Abbott Laboratories	5,880	247
Akorn*	314	9
Amgen	2,470	420
ANI Pharmaceuticals*	405	24
Biogen*	660	202
BioSpecifics Technologies*	258	9
Cantel Medical	399	30
CorVel*	391	15

See Notes to Schedules of Investments.

12

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Dyax (A) (B)	677	$1
Edwards Lifesciences*	1,080	124
INC Research Holdings, Cl A*	186	8
Ironwood Pharmaceuticals*	929	12
Johnson & Johnson	4,487	536
MacroGenics*	321	10
Medidata Solutions*	269	15
Merck	2,441	153
Molina Healthcare*	267	14
Natus Medical*	341	13
Neogen*	1,136	67
PAREXEL International*	1,019	69
Pfizer	11,151	388
Quintiles Transnational Holdings*	1,450	112
Supernus Pharmaceuticals*	844	18
Teleflex	690	126
Thermo Fisher Scientific	1,140	174
U.S. Physical Therapy	345	22
Universal Health Services, Cl B	1,000	121
Vanda Pharmaceuticals*	1,564	24
Vascular Solutions*	179	9

		2,972

Industrials — 4.7%
3M	990	177
AECOM*	283	9
American Woodmark*	157	14
Astronics*	1,191	53
B/E Aerospace	409	21
Carlisle	1,060	111
Cintas	1,440	169
Colfax*	483	14
Comfort Systems USA	645	18
Curtiss-Wright	206	19
Douglas Dynamics	450	14
EMCOR Group	384	22
EnerSys	1,156	81
Equifax	1,240	164
Exponent	445	22
General Dynamics	1,890	288
General Electric	6,090	190
Genesee & Wyoming, Cl A*	244	17
GP Strategies*	717	17
Hawaiian Holdings*	370	17
HEICO	678	46
Honeywell International	3,000	350
Illinois Tool Works	880	105
KLX*	616	23
Lockheed Martin	1,210	294
Moog, Cl A*	330	20
Multi-Color	262	18
Northrop Grumman	590	125
On Assignment*	1,098	41
Patrick Industries*	546	35
Raytheon	910	128
Toro	102	10
TriNet Group*	862	18
United Technologies	930	99
Universal Forest Products	378	41
Wabash National*	1,462	20

	Number of Shares	Value (000)

Wesco Aircraft Holdings*	2,816	$39

		2,849

Information Technology — 6.0%
Alphabet, Cl A*	485	383
Apple	4,779	507
Applied Materials	3,580	107
Arrow Electronics*	1,610	106
Aspen Technology*	536	24
Barracuda Networks*	912	21
CACI International, Cl A*	148	15
CDW	2,920	130
Cisco Systems	10,912	343
CoreLogic*	601	25
Euronet Worldwide*	170	13
ExlService Holdings*	339	17
Facebook, Cl A*	2,590	327
Intel	6,640	238
Lam Research	1,820	170
Littelfuse	159	20
Manhattan Associates*	1,210	73
Microsemi*	785	31
Microsoft	3,012	173
MKS Instruments	444	22
Net 1 UEPS Technologies*	949	9
OSI Systems*	351	24
Paychex	2,580	157
Plantronics	388	20
Qorvo*	1,790	103
Qualys*	304	11
Sanmina*	359	9
Silicon Laboratories*	383	22
Take-Two Interactive Software*	421	18
Tech Data*	260	19
Texas Instruments	4,860	338
Tyler Technologies*	299	49
Vantiv, Cl A*	1,630	88
WEX*	394	39

		3,651

Materials — 1.7%
AEP Industries	326	36
Air Products & Chemicals	610	95
Balchem	574	40
Berry Plastics Group*	3,350	152
Dow Chemical	5,510	295
Graphic Packaging Holding	678	10
Innophos Holdings	762	32
International Paper	1,650	80
Minerals Technologies	207	15
Neenah Paper	650	52
PolyOne	353	12
PPG Industries	800	85
Sonoco Products	148	8
Vulcan Materials	780	89

		1,001

Telecommunication Services — 0.6%
8x8*	907	12
AT&T	3,607	147
Verizon Communications	3,740	196

		355

See Notes to Schedules of Investments.

13

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 1.3%
American Electric Power	2,120	$137
American States Water	571	22
American Water Works	2,620	194
DTE Energy	1,260	117
NextEra Energy	1,308	158
NRG Yield, Cl C	1,130	19
WGL Holdings	258	16
Xcel Energy	3,160	131

		794

Total Common Stocks (Cost $16,667)		20,846

FOREIGN COMMON STOCKS — 11.9%
Consumer Discretionary — 1.8%
Carnival (Panama)	6,130	293
Compass Group PLC (United Kingdom)	3,148	59
Dufry AG (Switzerland)*	261	30
Gourmet Master (Taiwan)	5,680	54
Helen of Troy (Bermuda)*	464	42
Industria de Diseno Textil SA (Spain)	1,866	66
Just Eat PLC (United Kingdom)*	10,242	73
lululemon athletica (Canada)*	595	45
LVMH Moet Hennessy Louis Vuitton SE (France)	158	27
Pandora A/S (Denmark)	618	77
Sony, ADR (Japan)	3,671	118
TAL Education Group, ADR (China)*	914	55
XXL ASA (Norway) 144A	2,144	26
Zalando SE (Germany)* 144A	1,691	64
zooplus AG (Germany)*	225	32

		1,061

Consumer Staples — 0.9%
Anheuser-Busch InBev NV, ADR (Belgium)	536	66
Davide Campari-Milano SpA (Italy)	5,368	59
Fresh Del Monte Produce (Cayman Islands)	333	19
Heineken NV (Netherlands)	457	41
Kao (Japan) (C)	900	47
Koninklijke Ahold Delhaize NV (Netherlands)	2,983	72
Nestle SA (Switzerland)	1,199	96
Puregold Price Club (Philippines)	43,700	42
Reckitt Benckiser Group PLC (United Kingdom)	1,220	118

		560

Energy — 0.8%
Baytex Energy (Canada)	4,670	21
BP PLC, ADR (United Kingdom)	3,110	105
DHT Holdings (Marshall Islands)	1,589	7
Schlumberger (Curacao)	2,060	163
TOTAL SA, ADR (France)	4,240	202

		498

Financials — 2.0%
AIA Group (Hong Kong)	15,159	96
Argo Group International Holdings (Bermuda)	459	26
Banco Macro SA, ADR (Argentina)	159	12
Cerved Information Solutions SpA (Italy)	3,575	29
Chubb (Switzerland)	2,363	300
Colliers International Group (Canada)	717	29
Daito Trust Construction (Japan) (C)	305	45
Danske Bank A/S (Denmark)	2,553	75
Deutsche Wohnen AG (Germany)	1,634	61
Equity Group Holdings (Kenya)	98,594	27

	Number of Shares	Value (000)

Essent Group (Bermuda)*	403	$11
FinecoBank Banca Fineco SpA (Italy)	3,150	19
FirstService (Canada)	951	46
HDFC Bank, ADR (India)	1,450	104
IRF European Finance
Investments (Bermuda)* (A) (B)	31,579	–
Mitsubishi Estate (Japan) (C)	4,000	76
Nihon M&A Center (Japan) (C)	800	44
OneBeacon Insurance Group, Cl A (Bermuda)	1,406	20
Ping An Insurance Group of China, Cl H (China)	13,886	71
Srisawad Power 1979 PCL (Thailand)	44,607	51
VIB Vermoegen AG (Germany)	1,635	35
Yanlord Land Group (Singapore)	51,581	48

		1,225

Healthcare — 1.7%
Bayer AG (Germany)	424	45
Clinigen Group PLC (United Kingdom)	5,326	45
CYBERDYNE (Japan)*# (C)	3,800	60
Flamel Technologies SA, ADR (France)*	2,059	28
GN Store Nord A/S (Denmark)	2,397	52
Grifols SA (Spain)	3,978	84
Horizon Pharma PLC (Ireland)*	701	13
ICON PLC (Ireland)*	1,396	107
M3 (Japan) (C)	1,900	57
NMC Health PLC (United Arab Emirates)	3,991	71
Novo Nordisk A/S, ADR (Denmark)	2,565	120
Ono Pharmaceutical (Japan) (C)	2,700	70
Roche Holding AG (Switzerland)	551	134
Shire PLC (United Kingdom)	967	61
Sysmex (Japan) (C)	700	45
Vitrolife AB (Sweden)	624	35

		1,027

Industrials — 1.4%
Ashtead Group PLC (United Kingdom)	4,531	75
dorma+kaba Holding AG (Switzerland)*	68	53
Geberit AG (Switzerland)	177	77
Hexagon AB, Cl B (Sweden)	1,497	61
Ingersoll-Rand PLC (Ireland)	2,070	141
Kingspan Group PLC (Ireland)	1,453	40
Nidec (Japan) (C)	800	72
Novanta (Canada)*	870	15
Rational AG (Germany)	106	52
Schneider Electric SE (France)	413	28
Siemens AG (Germany)	676	81
SMC (Japan) (C)	241	68
Tomra Systems ASA (Norway)	3,945	44

		807

Information Technology — 2.5%
Accenture PLC, Cl A (Ireland)	2,660	306
Alibaba Group Holding, ADR (China)*	972	94
Amdocs (Guernsey)	2,320	139
ARM Holdings PLC, ADR (United Kingdom)#	664	44
CyberArk Software (Israel)*	978	52
Dassault Systemes SA (France)	449	38
EVERTEC (Puerto Rico)	1,590	27
Fleetmatics Group PLC (Ireland)*	1,116	67
Globant SA (Luxembourg) (Luxembourg)*	339	13
Ingenico Group (France)	723	78
Keyence (Japan) (C)	86	60
Mellanox Technologies (Israel)*	542	24

See Notes to Schedules of Investments.

14

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Mobileye NV (Israel)*	1,377	$67
NCSoft (South Korea)	237	57
NXP Semiconductors NV (Netherlands)*	780	69
Open Text (Canada)	662	42
SAP SE, ADR (Germany)#	1,094	96
Tencent Holdings (Hong Kong)	5,436	141
Wirecard AG (Germany)	2,242	111

		1,525

Materials — 0.4%
Agnico Eagle Mines (Canada)	914	46
Fortuna Silver Mines (Canada)*	4,704	35
Hexpol AB (Sweden)	4,808	44
James Hardie Industries PLC (Australia)	5,087	83
Randgold Resources, ADR (United Kingdom)#	478	45
Syrah Resources (Australia)*	3,466	11

		264

Telecommunication Services — 0.3%
Magyar Telekom Telecommunications PLC (Hungary)	47,778	74
Safaricom (Kenya)	321,008	64
Telekomunikasi Indonesia
Persero Tbk PT, ADR (Indonesia)	591	37

		175

Utilities — 0.1%
Red Electrica SA (Spain)	1,278	28

Total Foreign Common Stocks (Cost $6,117)		7,170

EXCHANGE-TRADED FUNDS — 13.5%
iShares MSCI EAFE Value ETF†	102,038	4,656
iShares MSCI Emerging Markets ETF†	42,511	1,553
iShares TIPS Bond ETF†	5,400	626
SPDR® S&P 500® ETF Trust	3,105	675
Vanguard Short-Term Inflation-Protected Securities ETF*	12,400	611

Total Exchange-Traded Funds (Cost $9,313)		8,121

MASTER LIMITED PARTNERSHIPS — 0.2%
Energy — 0.2%
Alliance Resource Partners LP	1,035	21
Magellan Midstream Partners LP	1,290	91

		112

Financials — 0.0%
Ares Management LP	732	13

Total Master Limited Partnerships (Cost $110)		125

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 2.9%
Automotive — 1.8%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$115	$115
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	95	95
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	90	90
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	63	64
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	25	25
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	44	44
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	35	35
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	70	70
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	60	60
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	114	114
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	250	250
Toyota Auto Receivables Owner Trust,
Series 2016-B, Cl A3
1.300%, 04/15/20	70	70
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	65	65

		1,097

Credit Cards — 1.0%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	115	116
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	240	240
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	110	110
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	115	115

		581

See Notes to Schedules of Investments.

15

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — continued
Equipment — 0.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	$71	$71

Total Asset-Backed Securities (Cost $1,748)		1,749

CORPORATE BONDS — 12.3%
Aerospace — 0.2%
Lockheed Martin
3.800%, 03/01/45	95	99

Automotive — 0.4%
Ford Motor Credit LLC (MTN)
1.238%, 11/08/16 (D)	85	85
General Motors
6.600%, 04/01/36	20	25
General Motors Financial
3.200%, 07/13/20	65	66
Lear
5.375%, 03/15/24	50	54

		230

Cable — 0.8%
21st Century Fox America
8.450%, 08/01/34	60	91
Belo
7.750%, 06/01/27	50	54
Charter Communications Operating LLC
6.384%, 10/23/35 144A	90	108
Comcast
3.200%, 07/15/36	40	40
Discovery Communications LLC
3.250%, 04/01/23	75	75
4.900%, 03/11/26	25	27
Time Warner Cable
4.500%, 09/15/42	70	68

		463

Consumer Discretionary — 0.3%
DreamWorks Animation SKG
6.875%, 08/15/20 144A	50	53
Hasbro
6.300%, 09/15/17	70	73
Marriott International
3.125%, 06/15/26	55	56

		182

Consumer Services — 0.2%
Avon Products
6.750%, 03/15/23	35	31
Graham Holdings
7.250%, 02/01/19	45	49
Royal Caribbean Cruises
7.500%, 10/15/27	42	51
Sotheby’s
5.250%, 10/01/22 144A	25	24

		155

Consumer Staples — 0.1%
WhiteWave Foods
5.375%, 10/01/22	50	56

	Par (000)	Value (000)

Energy — 1.5%
Anadarko Petroleum
4.850%, 03/15/21	$15	$16
Boardwalk Pipelines LP
3.375%, 02/01/23	75	70
5.950%, 06/01/26	15	16
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	60	38
ConocoPhillips
4.150%, 11/15/34	10	10
6.500%, 02/01/39	40	53
Energy Transfer Partners LP
6.125%, 12/15/45	30	32
EQT
4.875%, 11/15/21	85	93
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	45	44
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	30	34
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	80	92
McDermott International
8.000%, 05/01/21 144A	40	37
Newfield Exploration
5.375%, 01/01/26	30	30
Petroleos Mexicanos
6.000%, 03/05/20	25	27
Petroleos Mexicanos (GMTN)
4.250%, 01/15/25	25	25
PHI
5.250%, 03/15/19	30	29
Phillips 66
4.650%, 11/15/34	60	66
Rowan
4.875%, 06/01/22	100	86
4.750%, 01/15/24	10	9
Tesoro
5.375%, 10/01/22	35	36
Williams Partners LP
4.125%, 11/15/20	60	62

		905

Financials — 3.4%
American Express
6.800%, 09/01/66 (D)	55	55
American Express Credit (GMTN)
2.250%, 08/15/19	65	66
Bank of America
6.250%, 09/29/49 (D)	60	63
Bank of America (MTN)
5.625%, 07/01/20	50	57
4.000%, 04/01/24	60	65
4.200%, 08/26/24	60	64
BankUnited
4.875%, 11/17/25	35	36
Capital One Financial
3.500%, 06/15/23	88	92
Citigroup
2.150%, 07/30/18	30	30
2.050%, 12/07/18	10	10
4.450%, 09/29/27	110	116
6.250%, 12/29/49 (D)	40	43

See Notes to Schedules of Investments.

16

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Credit Suisse AG (GMTN)
5.400%, 01/14/20	$60	$66
Deutsche Bank AG
2.950%, 08/20/20	60	60
Deutsche Bank AG (GMTN)
2.850%, 05/10/19	30	30
Goldman Sachs Group
5.750%, 01/24/22	50	58
HSBC Holdings PLC
5.100%, 04/05/21	105	117
International Lease Finance
6.250%, 05/15/19	50	54
JPMorgan Chase
4.625%, 05/10/21	60	67
7.900%, 12/29/49 (D)	70	73
Morgan Stanley (GMTN)
2.125%, 04/25/18	110	111
4.875%, 11/01/22	50	55
Royal Bank of Canada
1.200%, 09/19/17	175	175
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	64
Santander UK Group Holdings PLC
3.125%, 01/08/21	85	86
State Street
5.250%, 12/29/49 (D)	45	47
Visa
4.150%, 12/14/35	105	121
Wells Fargo
5.900%, 12/29/49 (D)	65	69
Wells Fargo (MTN)
3.300%, 09/09/24	55	58
Westpac Banking
2.250%, 07/30/18	55	56

		2,064

Food, Beverage & Tobacco — 0.4%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	75	91
Constellation Brands
6.000%, 05/01/22	50	58
Kraft Heinz Foods
5.000%, 06/04/42	30	35
5.200%, 07/15/45	30	36

		220

Healthcare — 0.7%
Actavis Funding SCS
3.450%, 03/15/22	55	57
Amgen
4.400%, 05/01/45	95	102
HCA
4.250%, 10/15/19	60	63
Johnson & Johnson
3.550%, 03/01/36	95	107
Select Medical
6.375%, 06/01/21#	30	30
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	60	62

		421

	Par (000)	Value (000)
Industrials — 0.9%
Avnet
4.875%, 12/01/22	$55	$60
4.625%, 04/15/26	50	52
Ball
4.000%, 11/15/23	55	56
CNH Industrial Capital LLC
6.250%, 11/01/16	35	35
4.500%, 08/15/23	50	51
Crown Cork & Seal
7.375%, 12/15/26	20	23
General Electric
4.125%, 10/09/42	65	73
KLX
5.875%, 12/01/22 144A	50	52
Masco
7.750%, 08/01/29	50	60
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	25	28
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	40	46

		547

Information Technology — 0.1%
Expedia
5.000%, 02/15/26 144A	60	63

Insurance — 0.5%
Berkshire Hathaway Finance
4.250%, 01/15/21	90	100
MetLife
6.400%, 12/15/36	65	73
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	65	74
XLIT
4.450%, 03/31/25	80	81

		328

Materials — 0.2%
ArcelorMittal
7.250%, 02/25/22#	25	28
Cytec Industries
3.950%, 05/01/25	70	71

		99

Real Estate Investment Trusts — 0.5%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	95	102
Digital Realty Trust LP
5.250%, 03/15/21	55	62
Realty Income
3.250%, 10/15/22	100	103
Spirit Realty LP
4.450%, 09/15/26 144A	50	50

		317

Retail — 0.6%
Hanesbrands
4.625%, 05/15/24 144A	25	26

See Notes to Schedules of Investments.

17

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Levi Strauss
6.875%, 05/01/22	$30	$32
Priceline Group
3.600%, 06/01/26	80	84
Wal-Mart Stores
5.625%, 04/01/40	125	171
Wolverine World Wide
5.000%, 09/01/26 144A	30	30

		343

Technology — 0.6%
Apple
3.850%, 05/04/43	125	130
KLA-Tencor
4.125%, 11/01/21	105	113
Microsoft
3.450%, 08/08/36	55	56
Oracle
4.300%, 07/08/34	65	72

		371

Telecommunications — 0.4%
AT&T
4.600%, 02/15/21	40	44
4.450%, 04/01/24	65	72
DigitalGlobe
5.250%, 02/01/21 144A	35	35
Verizon Communications
4.272%, 01/15/36	90	94

		245

Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	60	71
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	61
FedEx
3.900%, 02/01/35	65	68

		200

Utilities — 0.2%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	107
DPL
6.500%, 10/15/16	11	11

		118

Total Corporate Bonds (Cost $7,049)		7,426

	Par (000)	Value (000)
MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$85	$110

Total Municipal Bond (Cost $100)		110

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 10.4%
Federal Home Loan Mortgage Corporation — 1.5%
4.500%, 06/01/41	117	128
4.000%, 01/01/41	88	95
4.000%, 10/01/43	111	120
4.000%, 10/01/44	190	205
3.500%, 06/01/42	111	117
3.500%, 12/01/42	193	204

		869

Federal National Mortgage Association — 8.2%
5.500%, 07/01/33	3	3
5.500%, 05/01/35	21	24
5.000%, 08/01/40	136	151
4.500%, 06/01/40	159	176
4.500%, 01/01/41	94	103
4.500%, 03/01/41	88	96
4.500%, 04/01/41	130	142
4.000%, 03/01/26	25	26
4.000%, 12/01/40	87	93
4.000%, 01/01/41	121	132
4.000%, 02/01/41	102	110
4.000%, 02/01/42	98	105
4.000%, 07/01/42	133	143
4.000%, 07/01/45	85	91
4.000%, 11/01/45	193	207
3.500%, 01/01/26	95	100
3.500%, 10/01/26	66	70
3.500%, 01/01/28	89	94
3.500%, 11/01/29	123	129
3.500%, 03/01/41	99	104
3.500%, 06/01/42	129	136
3.500%, 08/01/42	195	206
3.500%, 10/01/42	144	152
3.500%, 02/01/43	108	115
3.500%, 07/01/43	104	110
3.500%, 08/01/43	98	104
3.500%, 08/01/44	166	177
3.500%, 12/01/45	291	307
3.000%, 06/01/27	128	134
3.000%, 06/01/28	74	78
3.000%, 11/01/42	154	160
3.000%, 04/01/43	420	437
3.000%, 05/01/43	146	152
3.000%, 06/01/46	326	339
2.500%, 11/01/27	240	248

		4,954

Government National Mortgage Association — 0.7%
4.500%, 10/20/45	162	174
4.000%, 09/15/41	85	92
4.000%, 10/20/43	51	55
3.500%, 07/15/42	42	45

See Notes to Schedules of Investments.

18

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
3.500%, 12/20/42	$56	$59

		425

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $6,073)		6,248

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bonds — 1.2%
3.750%, 08/15/41	175	229
3.125%, 08/15/44	405	482

		711

U.S. Treasury Inflationary Index Bond (TIP) — 0.8%
0.250%, 01/15/25	468	472

		472

U.S. Treasury Notes — 9.8%
2.500%, 02/15/45	390	412
2.625%, 08/15/20	50	53
2.375%, 08/15/24	330	351
2.250%, 11/15/24	10	11
2.250%, 11/15/25	30	32
2.125%, 08/15/21	680	709
2.125%, 05/15/25	325	340
2.000%, 07/31/20	1,100	1,137
2.000%, 02/28/21	320	331
2.000%, 02/15/23	95	98
1.750%, 10/31/20	855	876
1.625%, 07/31/19	180	184
1.625%, 12/31/19	220	224
1.625%, 08/15/22	215	219
1.500%, 08/31/18	225	228
1.500%, 12/31/18	480	487
1.125%, 01/15/19	100	101
1.000%, 03/31/17	40	40
1.000%, 12/15/17	120	120

		5,953

Total U.S. Treasury Obligations (Cost $7,009)		7,136

	Number of Shares
MONEY MARKET FUND — 2.2%
PNC Government Money Market Fund, Class I Shares 0.190%† (E) (F)	1,356,492	1,356

Total Money Market Fund (Cost $1,356)		1,356

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $55,542)		60,287

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.5%
Affiliated Money Market Fund — 0.4%
PNC Government Money Market Fund, Class I Shares 0.190%† (E)	262,040	$262

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (E)	66,711	67

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $329)		329

TOTAL INVESTMENTS — 100.4% (Cost $55,871)**		60,616

Other Assets & Liabilities – (0.4)%		(254)

TOTAL NET ASSETS — 100.0%		$60,362

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $55,945.

Gross unrealized appreciation (000)	$6,497
Gross unrealized depreciation (000)	(1,826)

Net unrealized appreciation (000)	$4,671

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $318 (000).
(A)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of net assets as of August 31, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(D)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2016.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(F)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $731 (000) and represents 1.2% of net assets as of August 31, 2016.

See Notes to Schedules of Investments.

19

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation/ Depreciation (000)

11/16	Sell*	JPY	66,718	$558	$647	$(89)

11/16	Buy*	JPY	66,718	556	647	91

						$2

*Counterparty is State Street Bank

JPY - Japanese Yen

  Assets in the amount of $643,936 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

MSCI Singapore Index Future	2	$47	09/30/16	$(1)

  Cash in the amount of $1,935 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Short Positions).

  Assets in the amount of $51,465 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

20

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$1,749	$–	$1,749

Common Stocks	20,845	–	1	20,846

Corporate Bonds	–	7,426	–	7,426

Exchange-Traded Funds	8,121	–	–	8,121

Foreign Common Stocks:

Argentina	12	–	–	12

Australia	–	94	–	94

Belgium	66	–	–	66

Bermuda	99	–	–	99

Canada	279	–	–	279

Cayman Islands	19	–	–	19

China	149	71	–	220

Curacao	163	–	–	163

Denmark	120	204	–	324

France	230	171	–	401

Germany	132	445	–	577

Guernsey	139	–	–	139

Hong Kong	–	237	–	237

Hungary	–	74	–	74

India	104	–	–	104

Indonesia	37	–	–	37

Ireland	674	–	–	674

Israel	143	–	–	143

Italy	–	107	–	107

Japan	118	644	–	762

Kenya	91	–	–	91

Luxembourg	13	–	–	13

Marshall Islands	7	–	–	7

Netherlands	69	113	–	182

Norway	–	70	–	70

Panama	293	–	–	293

Philippines	42	–	–	42

Puerto Rico	27	–	–	27

Singapore	–	48	–	48

South Korea	–	57	–	57

Spain	–	178	–	178

Sweden	–	140	–	140

Switzerland	300	390	–	690

Taiwan	–	54	–	54

Thailand	–	51	–	51

United Arab Emirates	71	–	–	71

United Kingdom	194	431	–	625

Master Limited Partnerships	125	–	–	125

Money Market Fund	1,356	–	–	1,356

See Notes to Schedules of Investments.

21

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bond	$–	$110	$–	$110
Short-Term Investments Purchased with Collateral From Securities Loaned	329	–	–	329
U.S. Government Agency Mortgage- Backed Obligations	–	6,248	–	6,248
U.S. Treasury Obligations	–	7,136	–	7,136

Total Assets - Investments in Securities	$34,367	$26,248	$1	$60,616

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Observable Inputs (000)	Total Value (000)
Assets:
Other Financial Instruments
Forward Currency Contracts	$–	$91	$–	$91

Total Assets - Other Financial Instruments	$–	$91	$–	$91

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of August 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Other Financial Instruments
Forward Currency Contracts	$–	$89	$–	$89
Futures Contracts	1	–	–	1

Total Liabilities - Other Financial Instruments	$1	$89	$–	$90

There were no material transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

22

P N C   I n t e r n a t i o n a l   E q u i t y   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.6%
Consumer Discretionary — 16.6%
Barratt Developments PLC (United Kingdom)	1,460,765	$9,477
Bellway PLC (United Kingdom)	311,359	9,530
Christian Dior SA (France)	48,700	8,439
Cie Generale des Etablissements Michelin (France)	78,200	8,336
Compass Group PLC (United Kingdom)	256,873	4,862
Dufry AG (Switzerland)*	18,987	2,222
Duni AB (Sweden)	417,000	6,320
Gourmet Master (Taiwan)	457,677	4,371
Industria de Diseno Textil SA (Spain)	129,799	4,601
International Game Technology PLC (United Kingdom)	487,229	11,123
IPSOS (France)	109,172	3,590
Just Eat PLC (United Kingdom)*	727,918	5,173
Kia Motors (South Korea)	205,600	7,729
lululemon athletica (Canada)*	48,953	3,745
LVMH Moet Hennessy Louis Vuitton SE (France)	11,808	1,998
Pandora A/S (Denmark)	45,207	5,629
Persimmon PLC (United Kingdom)	414,645	9,933
Sony, ADR (Japan)	246,516	7,928
TAL Education Group ADR (China)*#	66,928	4,000
Taylor Wimpey PLC (United Kingdom)	4,724,117	10,009
XXL ASA (Norway) 144A	157,014	1,893
Zalando SE (Germany)* 144A	118,745	4,534
zooplus AG (Germany)*	16,857	2,372

		137,814

Consumer Staples — 6.6%
Anheuser-Busch InBev SA/NV (Belgium)	41,979	5,208
Asahi Group Holdings (Japan)	255,500	8,360
Davide Campari-Milano SpA (Italy)	402,860	4,387
Greencore Group PLC (Ireland)	1,470,899	6,786
Heineken NV (Netherlands)	30,112	2,697
Kao (Japan) (A)	68,500	3,562
Koninklijke Ahold Delhaize NV (Netherlands)	232,331	5,578
Nestle SA (Switzerland)	88,425	7,047
Puregold Price Club (Philippines)	2,764,400	2,664
Reckitt Benckiser Group PLC (United Kingdom)	88,040	8,504

		54,793

Energy — 2.9%
Sasol (South Africa)	268,250	6,772
Thai Oil PCL (Thailand)	4,708,850	9,616
WorleyParsons (Australia)*#	1,244,600	7,581

		23,969

Financials — 16.6%
AIA Group (Hong Kong)	1,016,004	6,399
Cerved Information Solutions SpA (Italy)	285,709	2,297
Daito Trust Construction (Japan) (A)	23,925	3,524
Danske Bank A/S (Denmark)	167,167	4,907
Deutsche Wohnen AG (Germany)	127,797	4,797
DNB ASA (Norway)	677,544	8,217
Equity Group Holdings (Kenya)	6,511,925	1,769
FinecoBank Banca Fineco SpA (Italy)	224,910	1,367
Hannover Rueck SE (Germany)	79,000	8,076
HDFC Bank, ADR (India)	116,114	8,320
Investor AB, Cl B (Sweden)	249,645	8,803

	Number of Shares	Value (000)

IRF European Finance
Investments (Bermuda)* (B) (C)	284,500	$–
Mitsubishi Estate (Japan) (A)	275,000	5,210
Muenchener Rueckversicherungs AG (Germany)	39,300	7,097
Nihon M&A Center (Japan) (A)	63,700	3,498
Ping An Insurance Group of China, Cl H (China)	915,024	4,716
Popular (Puerto Rico)	207,000	8,137
Sberbank of Russia, ADR (Russia)	467,600	4,243
Siam Commercial Bank PCL (Thailand)	2,337,500	10,789
SpareBank 1 SR Bank ASA (Norway)	1,267,853	6,113
Srisawad Power 1979 PCL (Thailand)	3,550,205	4,047
Standard Chartered PLC (United Kingdom)*	1,171,318	9,873
Svenska Handelsbanken AB (Sweden)	672,300	8,664
VIB Vermoegen AG (Germany)	130,755	2,828
Yanlord Land Group (Singapore)	4,001,041	3,697

		137,388

Healthcare — 10.5%
Bayer AG (Germany)	33,191	3,543
Clinigen Group PLC (United Kingdom)	415,669	3,493
CYBERDYNE (Japan)*# (A)	258,600	4,078
GN Store Nord A/S (Denmark)	165,393	3,555
Grifols SA (Spain)	262,044	5,552
ICON PLC (Ireland)*	76,354	5,863
M3 (Japan) (A)	126,900	3,800
NMC Health PLC (United Arab Emirates)	309,899	5,514
Novartis AG (Switzerland)	110,166	8,677
Novo Nordisk A/S, ADR (Denmark)	169,069	7,899
Ono Pharmaceutical (Japan) (A)	223,800	5,834
Roche Holding AG (Switzerland)	39,493	9,640
Shire PLC (United Kingdom)	75,070	4,688
Sysmex (Japan) (A)	55,600	3,588
Teva Pharmaceutical Industries, ADR (Israel)	163,930	8,261
Vitrolife AB (Sweden)	50,267	2,796

		86,781

Industrials — 12.3%
ANDRITZ AG (Austria)	175,900	8,983
Ashtead Group PLC (United Kingdom)	375,604	6,241
BBA Aviation PLC (United Kingdom)	2,307,349	7,303
Caverion (Finland)#	254,238	1,784
dorma+kaba Holding AG, Cl B (Switzerland)*	5,265	4,135
Geberit AG (Switzerland)	13,801	6,025
Hexagon AB, Cl B (Sweden)	90,985	3,702
Kingspan Group PLC (Ireland)	119,031	3,264
Kone OYJ, Cl B (Finland)	172,200	8,648
Konecranes OYJ (Finland)#	343,382	10,863
Loomis AB, Cl B (Sweden)	278,831	7,983
Nidec (Japan) (A)	67,700	6,109
Rational AG (Germany)	8,286	4,067
Schneider Electric SE (France)	29,502	2,013
Siemens AG (Germany)	52,682	6,285
SMC (Japan) (A)	18,926	5,337
Tomra Systems ASA (Norway)	317,882	3,545
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	2,419
YIT OYJ (Finland)	440,538	3,070

		101,776

Information Technology — 11.0%
Alibaba Group Holding, ADR (China)*	76,986	7,482
ARM Holdings PLC, ADR (United Kingdom)#	53,691	3,559
CyberArk Software (Israel)*#	76,183	4,022

See Notes to Schedules of Investments.

23

P N C   I n t e r n a t i o n a l   E q u i t y   F u n d

S C H E D U L E   O F   I N V E S T M E N T S
A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Dassault Systemes SA (France)	30,473	$2,573
Fleetmatics Group PLC (Ireland)*	65,410	3,916
Infosys, ADR (India)	419,260	6,649
Ingenico Group (France)	48,000	5,178
Keyence (Japan) (A)	6,835	4,796
Mobileye NV (Israel)*	116,099	5,676
NCSoft (South Korea)	17,420	4,203
NXP Semiconductors NV (Netherlands)*	62,999	5,545
Samsung Electronics (South Korea)	7,711	11,185
SAP SE, ADR (Germany)#	81,731	7,190
Tencent Holdings (Hong Kong)	439,847	11,399
Wirecard AG (Germany)	164,082	8,113

		91,486

Materials — 13.2%
Agnico Eagle Mines (Canada)	72,389	3,667
BASF SE (Germany)	108,700	8,817
BHP Billiton PLC (United Kingdom)	33,699	438
BHP Billiton PLC, ADR (United Kingdom)#	351,800	9,073
Fortuna Silver Mines (Canada)*	392,087	2,925
Hexpol AB (Sweden)	352,157	3,206
Imerys SA (France)	114,552	8,085
James Hardie Industries PLC (Australia)	374,556	6,089
LANXESS AG (Germany)	168,400	8,965
Linde AG (Germany)	54,900	9,374
Methanex (Canada)#	287,200	8,342
Randgold Resources, ADR (United Kingdom)#	38,244	3,582
Showa Denko KK (Japan)	767,500	9,525
Solvay SA (Belgium)	79,812	8,774
Symrise AG (Germany)	130,030	9,565
Syrah Resources (Australia)*#	280,429	895
Yara International ASA (Norway)	231,500	8,198

		109,520

Telecommunication Services — 4.6%
Deutsche Telekom AG (Germany)	445,761	7,436
Freenet AG (Germany)	267,519	7,675
KDDI (Japan)	361,700	10,574
Magyar Telekom Telecommunications PLC (Hungary)	3,417,128	5,328
Safaricom (Kenya)	21,561,789	4,259
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	47,616	2,966

		38,238

Utilities — 0.3%
Red Electrica SA (Spain)	95,204	2,052

		2,052

Total Foreign Common Stocks (Cost $725,729)		783,817

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.9%
PNC Government Money Market Fund, Class I Shares 0.190%† (D) (E)	40,663,300	$40,663

Total Money Market Fund (Cost $40,663)		40,663

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $766,392)		824,480

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.7%

Affiliated Money Market Fund — 3.7%
PNC Government Money Market Fund, Class I Shares 0.190%† (D)	30,803,373	30,803

Money Market Fund — 1.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (D)	7,842,056	7,842

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $38,645)		38,645

TOTAL INVESTMENTS — 104.2%

(Cost $805,037)**		863,125

Other Assets & Liabilities – (4.2)%		(34,876)

TOTAL NET ASSETS — 100.0%		$828,249

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $806,459.

Gross unrealized appreciation (000)	$106,291
Gross unrealized depreciation (000)	(49,625)

Net unrealized appreciation (000)	$56,666

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $36,821 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents less than 0.1% of net assets as of August 31, 2016.
(C)	Security fair valued using methods approved by the Board of Trustees.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,427 (000) and represents 0.8% of net assets as of August 31, 2016.

See Notes to Schedules of Investments.

24

Forward Currency Contracts:

Settlement Month	Type		Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation/ Depreciation (000)

11/16	Sell	*	JPY 3,385,850	$28,317	$32,811	$(4,494)

11/16	Buy	*	JPY 3,385,850	28,222	32,811	4,589

						$95

*Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $49,308,754 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation/ Depreciation (000)

DAX Index Future	10	$2,695	09/16/16	$276

MSCI Singapore Index Future	166	3,895	09/30/16	(83)

		$6,590		$193

  Cash in the amount of $419,930 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

  Assets in the amount of $7,243,773 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

25

P N C   I n t e r n a t i o n a l   E q u i t y   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Foreign Common Stocks:

Australia	$–	$14,565	$–	$14,565

Austria	–	8,983	–	8,983

Belgium	–	13,982	–	13,982

Bermuda	–	–	–	–

Canada	18,679	–	–	18,679

China	11,482	4,716	–	16,198

Denmark	7,899	14,091	–	21,990

Finland	–	24,365	–	24,365

France	–	40,212	–	40,212

Germany	10,018	100,716	–	110,734

Hong Kong	–	17,798	–	17,798

Hungary	–	5,328	–	5,328

India	14,969	–	–	14,969

Indonesia	2,966	–	–	2,966

Ireland	13,043	6,786	–	19,829

Israel	17,959	–	–	17,959

Italy	–	10,470	–	10,470

Japan	7,928	77,795	–	85,723

Kenya	6,028	–	–	6,028

Netherlands	5,545	8,275	–	13,820

Norway	–	27,966	–	27,966

Philippines	2,664	–	–	2,664

Puerto Rico	8,137	–	–	8,137

Russia	4,243	–	–	4,243

Singapore	–	3,697	–	3,697

South Africa	–	6,772	–	6,772

South Korea	–	23,117	–	23,117

Spain	–	12,205	–	12,205

Sweden	–	41,474	–	41,474

Switzerland	–	37,746	–	37,746

Taiwan	–	4,371	–	4,371

Thailand	–	24,452	–	24,452

United Arab Emirates	5,514	–	–	5,514

United Kingdom	27,336	89,525	–	116,861

Money Market Fund	40,663	–	–	40,663

Short-Term Investments Purchased with Collateral From Securities Loaned	38,645	–	–	38,645

Total Assets - Investments in Securities	$243,718	$619,407	$–	$863,125

See Notes to Schedules of Investments.

26

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$4,589	$–	$4,589

Futures Contracts	276	–	–	276

Total Assets - Other Financial Instruments	$276	$4,589	$–	$4,865

Liabilities:

Other Financial Instruments

Forward Currency Contracts	$–	$4,494	$–	$4,494

Futures Contracts	83	–	–	83

Total Liabilities- Other Financial Instruments	$83	$4,494	$–	$4,577

  The Fund held securities valued at $11,467 (000) as of May 31, 2016 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the three-month period ended August 31, 2016. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2016 that are now being fair value adjusted as of August 31, 2016. The value of securities that were transferred to Level 2 as of August 31, 2016 is $11,648 (000).

  (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

27

P N C   I n t e r n a t i o n a l   E q u i t y   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

At August 31, 2016, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

United Kingdom	14.1%	$116,861

Germany	13.4	110,734

Japan	10.3	85,723

Sweden	5.0	41,474

France	4.8	40,212

Switzerland	4.6	37,746

Norway	3.4	27,966

Thailand	2.9	24,452

Finland	2.9	24,365

South Korea	2.8	23,117

Denmark	2.6	21,990

Ireland	2.4	19,829

Canada	2.3	18,679

Israel	2.2	17,959

Hong Kong	2.1	17,798

China	2.0	16,198

India	1.8	14,969

Australia	1.8	14,565

Belgium	1.7	13,982

Netherlands	1.7	13,820

Spain	1.5	12,205

Italy	1.3	10,470

Austria	1.1	8,983

Puerto Rico	1.0	8,137

South Africa	0.8	6,772

Kenya	0.7	6,028

United Arab Emirates	0.7	5,514

Hungary	0.6	5,328

Taiwan	0.5	4,371

Russia	0.5	4,243

Singapore	0.4	3,697

Indonesia	0.4	2,966

Philippines	0.3	2,664

Bermuda	0.0	–	*

Total Foreign Common Stocks	94.6	783,817

Money Market Fund	4.9	40,663

Total Investments Before Collateral for Loaned Securities	99.5	824,480

Short-Term Investments Purchased with Collateral From Securities Loaned	4.7	38,645

Total Investments	104.2	863,125

Other Assets and Liabilities	(4.2)	(34,876)

Net Assets	100.0%	$828,249

*	Amount represents less than 0.1%.

See Notes to Schedules of Investments.

28

P N C   I n t e r n a t i o n a l   G r o w t h   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 93.8%
Consumer Discretionary — 13.1%
Compass Group PLC (United Kingdom)	2,141	$40
Dufry AG (Switzerland)*	158	19
Gourmet Master (Taiwan)	3,805	36
Industria de Diseno Textil SA (Spain)	1,086	39
Just Eat PLC (United Kingdom)*	6,093	43
lululemon athletica (Canada)*	408	31
LVMH Moet Hennessy Louis Vuitton SE (France)	99	17
Pandora A/S (Denmark)	375	47
Sony, ADR (Japan)	2,063	66
TAL Education Group ADR (China)*	560	33
XXL ASA (Norway) 144A	1,315	16
Zalando SE (Germany)* 144A	993	38
zooplus AG (Germany)*	126	18

		443

Consumer Staples — 9.7%
Anheuser-Busch InBev SA/NV (Belgium)	359	45
Davide Campari-Milano SpA (Italy)	3,114	34
Heineken NV (Netherlands)	251	22
Kao (Japan)	573	30
Koninklijke Ahold Delhaize NV (Netherlands)	1,943	47
Nestle SA (Switzerland)	743	59
Puregold Price Club (Philippines)	23,100	22
Reckitt Benckiser Group PLC (United Kingdom)	736	71

		330

Financials — 14.2%
AIA Group (Hong Kong)	8,504	54
Cerved Information Solutions SpA (Italy)	2,365	19
Daito Trust Construction (Japan)	200	29
Danske Bank A/S (Denmark)	1,399	41
Deutsche Wohnen AG (Germany)	1,093	41
Equity Group Holdings (Kenya)	57,221	15
FinecoBank Banca Fineco SpA (Italy)	1,882	11
HDFC Bank, ADR (India)	973	70
Mitsubishi Estate (Japan)	2,301	44
Nihon M&A Center (Japan)	484	27
Ping An Insurance Group of China, Cl H (China)	7,659	39
Srisawad Power 1979 PCL (Thailand)	29,875	34
VIB Vermoegen AG (Germany)	1,090	24
Yanlord Land Group (Singapore)	33,678	31

		479

Healthcare — 17.2%
Bayer AG (Germany)	280	30
Clinigen Group PLC (United Kingdom)	3,010	25
CYBERDYNE (Japan) (Japan)*	2,164	34
GN Store Nord A/S (Denmark)	1,384	30
Grifols SA (Spain)	2,183	46
ICON PLC (Ireland)*	638	49
M3 (Japan)	1,100	33
NMC Health PLC (United Arab Emirates)	2,641	47
Novo Nordisk A/S, ADR (Denmark)	1,415	66
Ono Pharmaceutical (Japan)	1,826	48
Roche Holding AG (Switzerland)	330	81
Shire PLC (United Kingdom)	639	40
Sysmex (Japan)	500	32
Vitrolife AB (Sweden)	417	23

		584

	Number of Shares	Value (000)

Industrials — 13.9%
Ashtead Group PLC (United Kingdom)	3,131	$52
dorma+kaba Holding AG (Switzerland)*	47	37
Geberit AG (Switzerland)	113	49
Hexagon AB, Cl B (Sweden)	762	31
Keyence (Japan)	57	40
Kingspan Group PLC (Ireland)	1,033	28
Nidec (Japan)	596	54
Rational AG (Germany)	70	34
Schneider Electric SE (France)	246	17
Siemens AG (Germany)	441	53
SMC (Japan)	158	45
Tomra Systems ASA (Norway)	2,643	29

		469

Information Technology — 17.0%
Alibaba Group Holding, ADR (China)*	649	63
ARM Holdings PLC, ADR (United Kingdom)	446	30
CyberArk Software (Israel)*	669	35
Dassault Systemes SA (France)	254	21
Fleetmatics Group PLC (Ireland)*	557	33
Ingenico Group (France)	401	43
Mobileye NV (Israel)*	962	47
NCSoft (South Korea)	142	34
NXP Semiconductors NV (Netherlands)*	527	47
SAP SE, ADR (Germany)	669	59
Tencent Holdings (Hong Kong)	3,651	95
Wirecard AG (Germany)	1,372	68

		575

Materials — 5.0%
Agnico Eagle Mines (Canada)	604	31
Fortuna Silver Mines (Canada)*	3,250	24
Hexpol AB (Sweden)	2,947	27
James Hardie Industries PLC (Australia)	3,057	50
Randgold Resources, ADR (United Kingdom)	319	30
Syrah Resources (Australia)*	2,328	7

		169

Telecommunication Services — 3.2%
Magyar Telekom Telecommunications PLC (Hungary)	29,241	46
Safaricom (Kenya)	189,637	37
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	395	25

		108

Utilities — 0.5%
Red Electrica SA (Spain)	798	17

		17

Total Foreign Common Stocks (Cost $2,868)		3,174

EXCHANGE-TRADED FUNDS — 1.7%
iShares MSCI Germany ETF†	926	24
iShares MSCI Singapore ETF†	2,996	32

Total Exchange-Traded Funds (Cost $55)		56

See Notes to Schedules of Investments.

29

P N C   I n t e r n a t i o n a l   G r o w t h   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
MONEY MARKET FUND — 5.6%
PNC Government Money Market Fund, Class I Shares 0.190%† (A)	187,862	$188

Total Money Market Fund (Cost $188)		188

TOTAL INVESTMENTS — 101.1% (Cost $3,111)**		3,418

Other Assets & Liabilities – (1.1)%		(36)

TOTAL NET ASSETS — 100.0%		$3,382

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $3,111.

Gross unrealized appreciation (000)	$375
Gross unrealized depreciation (000)	(68)

Net unrealized appreciation (000)	$307

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $54 (000) and represents 1.6% of net assets as of August 31, 2016.

See Notes to Schedules of Investments.

30

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$56	$–	$–	$56

Foreign Common Stocks:

Australia	–	57	–	57

Belgium	–	45	–	45

Canada	86	–	–	86

China	96	39	–	135

Denmark	66	118	–	184

France	–	98	–	98

Germany	83	282	–	365

Hong Kong	–	149	–	149

Hungary	–	46	–	46

India	70	–	–	70

Indonesia	25	–	–	25

Ireland	110	–	–	110

Israel	82	–	–	82

Italy	–	64	–	64

Japan	66	416	–	482

Kenya	52	–	–	52

Netherlands	47	69	–	116

Norway	–	45	–	45

Philippines	22	–	–	22

Singapore	–	31	–	31

South Korea	–	34	–	34

Spain	–	102	–	102

Sweden	–	81	–	81

Switzerland	–	245	–	245

Taiwan	–	36	–	36

Thailand	–	34	–	34

United Arab Emirates	47	–	–	47

United Kingdom	60	271	–	331
Money Market Fund	188	–	–	188

Total Assets - Investments in Securities	$1,156	$2,262	$–	$3,418

The Fund held securities valued at $76 (000) as of May 31, 2016 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the three-month period ended August 31, 2016. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2016 that are now being fair value adjusted as of August 31, 2016. The value of securities that were transferred to Level 2 as of August 31, 2016 is $80 (000). (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

31

P N C   I n t e r n a t i o n a l   G r o w t h   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

At August 31, 2016, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

Japan	14.3%	$482

Germany	10.8	365

United Kingdom	9.8	331

Switzerland	7.2	245

Denmark	5.4	184

Hong Kong	4.4	149

China	4.0	135

Netherlands	3.4	116

Ireland	3.3	110

Spain	3.0	102

France	2.9	98

Canada	2.5	86

Israel	2.4	82

Sweden	2.4	81

India	2.1	70

Italy	1.9	64

Australia	1.7	57

Kenya	1.5	52

United Arab Emirates	1.4	47

Hungary	1.4	46

Belgium	1.3	45

Norway	1.3	45

Taiwan	1.1	36

South Korea	1.0	34

Thailand	1.0	34

Singapore	0.9	31

Indonesia	0.7	25

Philippines	0.7	22

Total Foreign Common Stocks	93.8	3,174

Exchange-Traded Funds	1.7	56

Money Market Fund	5.6	188

Total Investments	101.1	3,418

Other Assets and Liabilities	(1.1)	(36)

Net Assets	100.0%	$3,382

See Notes to Schedules of Investments.

32

P N C   L a r g e   C a p   C o r e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.0%
Consumer Discretionary — 13.0%
Burlington Stores*	1,504	$122
CBS, Cl B	4,430	226
Comcast, Cl A	7,390	482
D.R. Horton	7,050	226
Home Depot	3,610	484
Mohawk Industries*	1,120	238
NIKE, Cl B	5,710	329
O’Reilly Automotive*	1,360	381
Walt Disney	4,430	419
Wyndham Worldwide	3,530	250

		3,157

Consumer Staples — 10.0%
Altria Group	6,630	438
Constellation Brands, Cl A	3,030	497
CVS Health	3,840	359
Dr Pepper Snapple Group	4,900	459
Kroger	5,860	188
PepsiCo	2,200	235
Tyson Foods, Cl A	3,190	241

		2,417

Energy — 5.4%
Exxon Mobil	4,427	386
Schlumberger (Curacao)	5,720	452
TOTAL SA, ADR (France)	9,600	458

		1,296

Financials — 13.5%
BNY Mellon	5,280	220
JPMorgan Chase	10,070	680
Northern Trust	4,730	334
Public Storage REIT	1,280	287
S&P Global	3,190	394
Simon Property Group REIT	1,100	237
SunTrust Banks	7,972	351
Visa, Cl A	3,540	286
Wells Fargo	9,432	479

		3,268

Healthcare — 13.3%
Abbott Laboratories	5,730	241
Aetna	2,150	252
Amgen	2,980	507
Biogen*	950	290
Edwards Lifesciences*	3,120	359
Johnson & Johnson	5,049	603
Pfizer	14,270	497
Thermo Fisher Scientific	1,940	295
Universal Health Services, Cl B	1,580	190

		3,234

Industrials — 13.3%
Cintas	4,270	502
Equifax	1,760	232
General Dynamics	2,230	339
General Electric	7,884	246
Honeywell International	3,930	459
Illinois Tool Works	2,650	315
Ingersoll-Rand PLC (Ireland)	3,400	231
Lockheed Martin	1,300	316

	Number of Shares	Value (000)

Northrop Grumman	1,590	$337
Raytheon	1,690	237

		3,214

Information Technology — 17.3%
Accenture PLC, Cl A (Ireland)	2,330	268
Alphabet, Cl A*	889	702
Apple	5,358	568
Applied Materials	12,030	359
Cisco Systems	6,690	210
Facebook, Cl A*	4,950	624
Intel	6,680	240
Lam Research	3,950	369
Microsoft	4,400	253
Texas Instruments	5,590	389
Vantiv, Cl A*	4,010	216

		4,198

Materials — 3.7%
Berry Plastics Group*	5,490	249
Dow Chemical	4,370	234
PPG Industries	1,850	196
Vulcan Materials	1,850	211

		890

Telecommunication Services — 1.8%
Verizon Communications	8,470	443

Utilities — 3.7%
American Electric Power	3,760	243
American Water Works	3,370	249
WEC Energy Group	6,930	415

		907

Total Common Stocks (Cost $20,616)		23,024

EXCHANGE-TRADED FUND — 2.2%
SPDR® S&P 500® ETF Trust	2,500	544

Total Exchange-Traded Fund (Cost $540)		544

MONEY MARKET FUND — 0.5%
PNC Government Money Market Fund, Class I Shares 0.190%† (A)	115,340	115

Total Money Market Fund (Cost $115)		115

TOTAL INVESTMENTS — 97.7% (Cost $21,271)**		23,683

Other Assets & Liabilities – 2.3%		551

TOTAL NET ASSETS — 100.0%		$24,234

See Notes to Schedules of Investments.

33

P N C   L a r g e   C a p   C o r e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $21,285.

Gross unrealized appreciation (000)	$2,692
Gross unrealized depreciation (000)	(294)

Net unrealized appreciation (000)	$2,398

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$23,024	$–	$–	$23,024

Exchange-Traded Fund	544	–	–	544

Money Market Fund	115	–	–	115

Total Assets - Investments in Securities	$23,683	$–	$–	$23,683

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

34

P N C   L a r g e   C a p   G r o w t h   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.5%
Consumer Discretionary — 22.0%
Burlington Stores*	17,380	$1,412
Carnival (Panama)	24,820	1,187
Comcast, Cl A	32,100	2,095
D.R. Horton	50,700	1,626
Dollar General	13,570	996
Hasbro	17,180	1,404
Home Depot	18,850	2,528
Mohawk Industries*	6,120	1,302
Newell Rubbermaid	27,750	1,473
NIKE, Cl B	16,470	949
O’Reilly Automotive*	5,770	1,615
Scripps Networks Interactive, Cl A	21,160	1,341
Walt Disney	19,860	1,876
Wyndham Worldwide	19,620	1,389

		21,193

Consumer Staples — 12.8%
Altria Group	28,750	1,900
Casey’s General Stores	12,690	1,666
Constellation Brands, Cl A	7,730	1,268
CVS Health	12,520	1,170
Dr Pepper Snapple Group	9,720	911
Kroger	20,580	658
PepsiCo	23,130	2,469
Post Holdings*	15,630	1,325
Tyson Foods, Cl A	13,310	1,006

		12,373

Financials — 3.7%
BNY Mellon	24,080	1,004
FactSet Research Systems	5,910	1,052
S&P Global	12,070	1,491

		3,547

Healthcare — 15.2%
Abbott Laboratories	22,770	957
Amgen	12,660	2,153
Biogen*	6,470	1,977
Edwards Lifesciences*	11,160	1,285
Johnson & Johnson	17,490	2,087
Pfizer	28,940	1,007
Quintiles Transnational Holdings*	14,310	1,106
Teleflex	6,950	1,273
Thermo Fisher Scientific	11,390	1,733
Universal Health Services, Cl B	9,240	1,114

		14,692

Industrials — 13.7%
Carlisle	10,980	1,151
Cintas	14,410	1,693
Equifax	12,710	1,676
General Dynamics	9,320	1,419
Honeywell International	10,340	1,207
Illinois Tool Works	8,720	1,036
Ingersoll-Rand PLC (Ireland)	20,540	1,396
Lockheed Martin	5,040	1,225
Northrop Grumman	5,850	1,241
Raytheon	8,690	1,218

		13,262

	Number of Shares	Value (000)

Information Technology — 26.4%
Accenture PLC, Cl A (Ireland)	12,730	$1,464
Alphabet, Cl A*	4,840	3,823
Amdocs (Guernsey)	23,440	1,409
Apple	38,926	4,130
Applied Materials	35,950	1,073
Arrow Electronics*	16,450	1,083
CDW	30,490	1,361
Facebook, Cl A*	25,640	3,234
Intel	39,830	1,429
Lam Research	18,350	1,712
Microsoft	29,810	1,713
Qorvo*	17,900	1,028
Texas Instruments	15,700	1,092
Vantiv, Cl A*	16,170	869

		25,420

Materials — 4.7%
Berry Plastics Group*	33,660	1,528
Dow Chemical	25,210	1,352
PPG Industries	7,660	811
Vulcan Materials	7,760	884

		4,575

Total Common Stocks (Cost $84,549)		95,062

EXCHANGE-TRADED FUND — 0.7%
iShares Russell 1000 Growth ETF†	6,300	657

Total Exchange-Traded Fund (Cost $656)		657

MONEY MARKET FUND — 0.9%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	863,952	864

Total Money Market Fund (Cost $864)		864

TOTAL INVESTMENTS — 100.1% (Cost $86,069)**		96,583

Other Assets & Liabilities – (0.1)%		(120)

TOTAL NET ASSETS — 100.0%		$96,463

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $86,133.

Gross unrealized appreciation (000)	$11,418
Gross unrealized depreciation (000)	(968)

Net unrealized appreciation (000)	$10,450

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

35

P N C   L a r g e   C a p   G r o w t h   Fund

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$95,062	$–	$–	$95,062

Exchange-Traded Fund	657	–	–	657

Money Market Fund	864	–	–	864

Total Assets - Investments in Securities	$96,583	$–	$–	$96,583

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

36

P N C   L a r g e   C a p   V a l u e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 7.3%
Carnival (Panama)	35,550	$1,699
Comcast, Cl A	24,340	1,589
D.R. Horton	40,180	1,288
Dollar General	13,350	980
Home Depot	8,660	1,162
Scripps Networks Interactive, Cl A	17,870	1,132
Wyndham Worldwide	15,980	1,131

		8,981

Consumer Staples — 9.1%
Constellation Brands, Cl A	8,520	1,398
CVS Health	26,300	2,456
Kraft Heinz	19,970	1,787
Kroger	32,670	1,045
PepsiCo	11,410	1,218
Spectrum Brands Holdings	14,700	1,973
Tyson Foods, Cl A	17,040	1,288

		11,165

Energy — 11.9%
BP PLC, ADR (United Kingdom)	37,800	1,280
Chevron	20,460	2,058
Devon Energy	42,970	1,862
Exxon Mobil	43,720	3,810
Schlumberger (Curacao)	34,220	2,703
TOTAL SA, ADR (France)	61,970	2,959

		14,672

Financials — 24.1%
AmTrust Financial Services	66,600	1,764
BNY Mellon	45,160	1,882
Cincinnati Financial	30,850	2,379
Discover Financial Services	33,250	1,995
JPMorgan Chase	80,270	5,418
Marsh & McLennan	26,750	1,809
Northern Trust	31,440	2,219
Prologis REIT	22,910	1,217
Public Storage REIT	6,240	1,397
S&P Global	14,860	1,836
Simon Property Group REIT	8,950	1,929
State Street	17,880	1,256
SunTrust Banks	40,810	1,799
Wells Fargo	55,950	2,842

		29,742

Healthcare — 10.1%
Abbott Laboratories	32,580	1,369
Amgen	13,390	2,277
Johnson & Johnson	35,130	4,192
Pfizer	87,100	3,031
Thermo Fisher Scientific	10,300	1,568

		12,437

Industrials — 11.3%
Carlisle	12,370	1,297
Equifax	11,550	1,523
General Dynamics	9,090	1,384
General Electric	39,420	1,231
Honeywell International	16,560	1,933
Illinois Tool Works	11,170	1,327
Ingersoll-Rand PLC (Ireland)	20,070	1,365

	Number of Shares	Value (000)

Northrop Grumman	9,380	$1,989
Raytheon	13,800	1,934

		13,983

Information Technology — 9.5%
Accenture PLC, Cl A (Ireland)	11,010	1,266
Amdocs (Guernsey)	21,030	1,264
CDW	34,840	1,556
Cisco Systems	45,540	1,432
Intel	93,320	3,349
Lam Research	15,980	1,491
Texas Instruments	20,170	1,403

		11,761

Materials — 4.3%
Berry Plastics Group*	28,750	1,305
Dow Chemical	28,430	1,525
PPG Industries	12,240	1,296
Vulcan Materials	9,690	1,103

		5,229

Telecommunication Services — 2.7%
AT&T	47,820	1,955
Verizon Communications	26,870	1,406

		3,361

Utilities — 7.1%
American Electric Power	29,750	1,921
American Water Works	27,880	2,063
DTE Energy	12,760	1,185
WEC Energy Group	40,940	2,452
Xcel Energy	28,150	1,164

		8,785

Total Common Stocks
(Cost $110,762)		120,116

EXCHANGE-TRADED FUND — 1.3%
iShares Russell 1000 Value ETF†	15,000	1,596

Total Exchange-Traded Fund
(Cost $1,537)		1,596

MONEY MARKET FUND — 1.1%
PNC Government Money Market Fund, Class I Shares 0.190%† (A)	1,365,734	1,366

Total Money Market Fund (Cost $1,366)		1,366

TOTAL INVESTMENTS — 99.8%
(Cost $113,665)**		123,078

Other Assets & Liabilities – 0.2%		260

TOTAL NET ASSETS — 100.0%		$123,338

See Notes to Schedules of Investments.

37

P N C   L a r g e   C a p   V a l u e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $113,801.

Gross unrealized appreciation (000)	$10,848
Gross unrealized depreciation (000)	(1,571)

Net unrealized appreciation (000)	$9,277

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$120,116	$–	$–	$120,116

Exchange-Traded Fund	1,596	–	–	1,596

Money Market Fund	1,366	–	–	1,366

Total Assets - Investments in Securities	$123,078	$–	$–	$123,078

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

38

P N C   M i d   C a p   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.9%
Consumer Discretionary — 22.0%
Advance Auto Parts	1,651	$260
American Axle & Manufacturing Holdings*	9,148	157
CarMax*	4,597	271
Dollar Tree*	3,997	330
Gildan Activewear (Canada)	7,763	229
Harman International Industries	1,041	88
HSN	2,938	123
Lithia Motors, Cl A	1,443	119
Madison Square Garden, Cl A*	1,222	221
MSG Networks, Cl A*	3,649	64
Polaris Industries#	1,670	145

		2,007

Consumer Staples — 5.8%
Boston Beer, Cl A*	613	112
Casey’s General Stores	796	105
TreeHouse Foods*	3,277	310

		527

Energy — 1.0%
World Fuel Services	2,010	90

Financials — 31.9%
Affiliated Managers Group*	1,733	246
AmTrust Financial Services	12,171	322
Bank of the Ozarks	8,386	329
CBRE Group, Cl A*	3,017	90
Credit Acceptance*#	1,107	221
Discover Financial Services	3,801	228
Eagle Bancorp*	4,539	235
FactSet Research Systems	854	152
Home BancShares	6,450	151
LegacyTexas Financial Group	6,158	187
National General Holdings	9,800	223
PRA Group*	7,708	246
RLI	4,066	289

		2,919

Healthcare — 2.2%
PAREXEL International*	2,971	202

Industrials — 18.6%
B/E Aerospace	3,053	154
Colfax*	3,184	94
EnerSys	3,063	216
Genesee & Wyoming, Cl A*	1,884	128
Graco	1,029	76
Middleby*	834	107
Norfolk Southern	2,109	198
Snap-on	929	142
TransDigm Group*	988	282
United Rentals*	1,052	87
Wabtec	2,792	214

		1,698

Information Technology — 16.4%
Alliance Data Systems*	825	169
Manhattan Associates*	5,899	357
Open Text (Canada)	3,641	229
OSI Systems*	4,349	291
Trimble Navigation*	7,659	210

	Number of Shares	Value (000)

WEX*	2,439	$242

		1,498

Total Common Stocks
(Cost $7,518)		8,941

MONEY MARKET FUND — 2.3%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	212,790	213

Total Money Market Fund
(Cost $213)		213

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.2%
(Cost $7,731)		9,154

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.0%

Affiliated Money Market Fund — 0.8%
PNC Government Money Market Fund, Class I Shares 0.190%† (A)	73,404	74

Money Market Fund — 3.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (A)	288,328	288

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $362)		362

TOTAL INVESTMENTS — 104.2%
(Cost $8,093)**		9,516

Other Assets & Liabilities – (4.2)%		(381)

TOTAL NET ASSETS — 100.0%		$9,135

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $8,094.

Gross unrealized appreciation (000)	$1,995
Gross unrealized depreciation (000)	(573)

Net unrealized appreciation (000)	$1,422

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $354 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

39

P N C   M i d   C a p   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$8,941	$–	$–	$8,941

Money Market Fund	213	–	–	213

Short-Term Investments Purchased With Collateral From Securities Loaned	362	–	–	362

Total Assets - Investments in Securities	$9,516	$–	$–	$9,516

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

40

P N C   M i d   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.3%
Consumer Discretionary — 11.1%
Aaron’s	275	$7
Abercrombie & Fitch, Cl A	339	6
AMC Networks, Cl A*	281	15
American Eagle Outfitters	638	12
Big Lots	161	8
Brinker International	229	12
Brunswick	336	16
Buffalo Wild Wings*	64	10
Cabela’s*	184	9
Cable One	15	8
CalAtlantic Group	273	10
Carter’s	206	20
Cheesecake Factory	179	9
Chico’s FAS	569	7
Cinemark Holdings	405	16
Cracker Barrel Old Country Store	90	14
CST Brands	258	12
Dana Holding	557	8
Deckers Outdoor*	110	7
Dick’s Sporting Goods	310	18
Domino’s Pizza	176	26
Dunkin’ Brands Group	361	18
Fossil Group*	215	6
GameStop, Cl A	340	10
Gentex	1,013	18
Graham Holdings, Cl B	16	8
HSN	131	6
J.C. Penney*	1,085	10
Jack in the Box	119	12
John Wiley & Sons, Cl A	173	10
Kate Spade*	525	10
Live Nation Entertainment*	483	13
Meredith	137	7
Murphy USA*	128	9
New York Times, Cl A	496	6
NVR*	14	24
Office Depot	3,010	11
Panera Bread, Cl A*	88	19
Polaris Industries	221	19
Pool	150	15
Service Corporation International	724	19
Skechers U.S.A., Cl A*	649	16
Sotheby’s	195	8
Tempur Sealy International*	190	15
Thor Industries	149	12
Time	384	5
Toll Brothers*	643	20
TRI Pointe Group*	550	8
Tupperware Brands	192	13
Vista Outdoor*	233	9
Wendy’s	872	9
Williams-Sonoma	345	18

		633

Consumer Staples — 4.0%
Avon Products	1,751	10
Boston Beer, Cl A*	40	7
Casey’s General Stores	138	18
Dean Foods	358	6
Edgewell Personal Care*	226	18
Energizer Holdings	205	10

	Number of Shares	Value (000)

Flowers Foods	703	$11
Hain Celestial Group*	327	12
Ingredion	242	33
Lancaster Colony	69	9
Post Holdings*	208	18
Snyder’s-Lance	282	10
Sprouts Farmers Market*	615	14
TreeHouse Foods*	191	18
United Natural Foods*	162	7
WhiteWave Foods*	515	29

		230

Energy — 3.6%
CONSOL Energy	662	12
Dril-Quip*	163	9
Energen	327	19
Ensco PLC, Cl A (United Kingdom)	1,136	9
Gulfport Energy*	483	14
HollyFrontier	912	23
Nabors Industries (Bermuda)	1,106	11
Noble PLC (United Kingdom)	1,162	7
Oceaneering International	440	12
Oil States International*	203	6
Patterson-UTI Energy	534	10
QEP Resources	699	13
Rowan PLC, Cl A (United Kingdom)	532	7
SM Energy	250	9
Superior Energy Services	573	10
Western Refining	359	9
World Fuel Services	271	12
WPX Energy*	801	10

		202

Financials — 25.7%
Alexander & Baldwin	173	7
Alexandria Real Estate Equities REIT	237	26
Alleghany*	58	31
American Campus Communities REIT	440	22
American Financial Group	266	20
Aspen Insurance Holdings (Bermuda)	242	11
Associated Banc	615	12
BancorpSouth	308	8
Bank of Hawaii	164	12
Bank of the Ozarks	355	14
Brown & Brown	430	16
Camden Property Trust REIT	308	27
Care Capital Properties REIT	321	10
Cathay General Bancorp	301	9
CBOE Holdings	309	21
CNO Financial Group	773	13
Commerce Bancshares	320	16
Communications Sales & Leasing REIT*	362	11
Corporate Office Properties Trust REIT	313	9
Corrections Corp of America REIT	454	7
Cullen/Frost Bankers	190	14
DCT Industrial Trust REIT	277	13
Douglas Emmett REIT	476	18
Duke Realty REIT	1,080	30
East West Bancorp	580	22
Eaton Vance	421	17
Endurance Specialty Holdings (Bermuda)	235	15
EPR Properties REIT	200	16

See Notes to Schedules of Investments.

41

P N C   M i d   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Equity One REIT	312	$10
Everest Re Group (Bermuda)	165	32
FactSet Research Systems	148	26
Federated Investors, Cl B	365	12
First American Financial	396	17
First Horizon National	920	14
First Industrial Realty Trust REIT	353	10
FNB	886	11
Fulton Financial	647	9
Hancock Holding	275	9
Hanover Insurance Group	176	14
Healthcare Realty Trust REIT	339	12
Highwoods Properties REIT	325	17
Hospitality Properties Trust REIT	483	15
Huntington Bancshares	1,170	12
Janus Capital Group	584	9
Jones Lang LaSalle	185	22
Kemper	181	7
KeyCorp	974	12
Kilroy Realty REIT	307	22
Lamar Advertising, Cl A REIT	297	19
LaSalle Hotel Properties REIT	386	11
Liberty Property Trust REIT	481	20
Life Storage REIT	175	16
Mack-Cali Realty REIT	311	9
MarketAxess Holdings	122	21
Mercury General	117	6
Mid-America Apartment Communities REIT	280	26
MSCI	307	28
National Retail Properties REIT	475	24
New York Community Bancorp	2,023	31
Old Republic International	910	17
Omega Healthcare Investors REIT	625	23
PacWest Bancorp	419	18
Post Properties REIT	199	13
Primerica	181	10
PrivateBancorp	277	13
Prosperity Bancshares	245	14
Raymond James Financial	443	26
Rayonier REIT	437	12
Regency Centers REIT	342	28
Reinsurance Group of America	250	27
RenaissanceRe Holdings (Bermuda)	169	20
SEI Investments	567	26
Senior Housing Properties Trust REIT	728	16
Signature Bank*	232	28
SLM*	1,513	11
Stifel Financial*	249	10
SVB Financial Group*	202	22
Synovus Financial	516	17
Tanger Factory Outlet Centers REIT	313	13
Taubman Centers REIT	220	17
TCF Financial	684	10
Trustmark	256	7
Umpqua Holdings	873	14
Urban Edge Properties REIT	319	9
Valley National Bancorp	869	8
W.R. Berkley	362	21
Waddell & Reed Financial, Cl A	427	8
Washington Federal	336	9
Washington Prime Group REIT	640	9
Webster Financial	382	15

	Number of Shares	Value (000)

Weingarten Realty Investors REIT	400	$16

		1,457

Healthcare — 8.7%
ABIOMED*	125	15
Akorn*	256	7
Align Technology*	244	23
Allscripts Healthcare Solutions*	747	10
Amsurg*	214	14
Bio-Rad Laboratories, Cl A*	77	11
Bio-Techne	122	13
Catalent*	429	11
Charles River Laboratories International*	176	15
Community Health Systems*	592	6
Cooper	164	31
Hill-Rom Holdings	219	13
IDEXX Laboratories*	315	36
LifePoint Health*	191	11
LivaNova PLC (United Kingdom)*	173	10
MEDNAX*	372	24
Mettler-Toledo International*	92	37
Molina Healthcare*	156	8
Owens & Minor	245	8
PAREXEL International*	195	13
Prestige Brands Holdings*	202	10
ResMed	471	31
STERIS PLC (United Kingdom)	341	24
Teleflex	143	26
Tenet Healthcare*	355	9
United Therapeutics*	167	20
VCA*	278	20
WellCare Health Plans*	153	17
West Pharmaceutical Services	250	20

		493

Industrials — 13.7%
A.O. Smith	255	25
AECOM*	532	16
AGCO	294	14
B/E Aerospace	411	21
Carlisle	242	25
CEB	129	8
CLARCOR	176	12
Clean Harbors*	196	9
Copart*	338	17
Crane	177	11
Curtiss-Wright	157	14
Deluxe	171	12
Donaldson	436	16
Esterline Technologies*	122	9
FTI Consulting*	144	6
GATX	167	7
Genesee & Wyoming, Cl A*	222	15
Graco	233	17
Granite Construction	154	7
Herman Miller	235	9
HNI	145	8
Hubbell	204	22
Huntington Ingalls Industries	157	26
IDEX	284	27
ITT	364	13
JetBlue Airways*	1,344	21

See Notes to Schedules of Investments.

42

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Joy Global	246	$7
KBR	619	9
Kennametal	308	9
Kirby*	238	12
KLX*	193	7
Landstar System	153	11
Lennox International	135	22
Lincoln Electric Holdings	245	16
ManpowerGroup	324	23
MSA Safety	113	7
MSC Industrial Direct, Cl A	194	14
Nordson	188	19
NOW*	413	9
Old Dominion Freight Line*	254	18
Orbital ATK	226	17
Oshkosh	242	13
Regal-Beloit	181	11
Rollins	368	11
RR Donnelley & Sons	785	13
Teledyne Technologies*	125	13
Terex	408	10
Timken	289	10
Toro	197	19
Trinity Industries	488	12
Triumph Group	222	7
Valmont Industries	86	11
Wabtec	403	31
Watsco	98	15
Woodward	201	13

		776

Information Technology — 16.4%
ACI Worldwide*	455	9
Acxiom*	283	7
Advanced Micro Devices*	1,299	10
ANSYS*	337	32
ARRIS International PLC (United Kingdom)*	602	17
Arrow Electronics*	349	23
Avnet	540	22
Belden	138	10
Broadridge Financial Solutions	413	29
Cadence Design Systems*	1,163	30
CDK Global	524	30
Ciena*	496	11
Cognex	308	15
CommVault Systems*	147	8
Computer Sciences	389	18
Convergys	391	12
CoreLogic*	328	13
Cree*	348	8
Cypress Semiconductor	984	12
Diebold	230	6
DST Systems	124	15
Fair Isaac	110	14
Fairchild Semiconductor International*	431	9
FEI	134	14
Fortinet*	546	20
Gartner*	304	28
Ingram Micro, Cl A	592	21
Integrated Device Technology*	531	11
InterDigital	135	10

	Number of Shares	Value (000)

Intersil, Cl A	493	$10
IPG Photonics*	153	13
j2 Global	188	13
Jabil Circuit	698	15
Jack Henry & Associates	292	25
Keysight Technologies*	626	19
Leidos Holdings	249	10
Lexmark International, Cl A	243	9
Manhattan Associates*	290	18
MAXIMUS	233	14
Mentor Graphics	374	9
Microsemi*	381	15
National Instruments	406	11
NCR*	426	14
NetScout Systems*	311	9
Polycom*	529	7
PTC*	411	17
Rackspace Hosting*	439	14
Science Applications International	144	9
Silicon Laboratories*	143	8
Synaptics*	198	11
SYNNEX	107	11
Synopsys*	536	32
Tech Data*	134	10
Teradyne	830	17
Trimble Navigation*	956	26
Tyler Technologies*	119	19
Ultimate Software Group*	105	22
VeriFone Systems*	635	13
Vishay Intertechnology	485	7
WebMD Health*	147	8
WEX*	140	14
Zebra Technologies, Cl A*	243	17

		930

Materials — 6.8%
Allegheny Technologies	346	6
AptarGroup	246	19
Ashland	243	28
Bemis	365	19
Cabot	241	12
Carpenter Technology	157	6
Commercial Metals	134	2
Compass Minerals International	141	11
Domtar	256	10
Eagle Materials	174	14
Louisiana-Pacific*	479	9
Minerals Technologies	120	8
NewMarket	38	17
Olin	622	13
Packaging Corporation of America	320	25
PolyOne	317	11
Reliance Steel & Aluminum	262	19
Royal Gold	167	12
RPM International	483	26
Scotts Miracle-Gro, Cl A	180	15
Sensient Technologies	154	11
Silgan Holdings	162	8
Sonoco Products	375	19
Steel Dynamics	857	21
United States Steel	341	7
Valspar	283	30

See Notes to Schedules of Investments.

43

P N C   M i d   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Worthington Industries	158	$7

		385

Telecommunication Services — 0.2%
Telephone & Data Systems	354	10

Utilities — 5.1%
Aqua America	660	20
Atmos Energy	371	27
Black Hills	192	11
Great Plains Energy	626	17
Hawaiian Electric Industries	439	13
IDACORP	176	14
MDU Resources Group	637	15
National Fuel Gas	320	18
New Jersey Resources	323	11
OGE Energy	723	23
ONE Gas	191	12
PNM Resources	303	10
Questar	681	17
UGI	608	28
Vectren	313	15
Westar Energy	514	28
WGL Holdings	193	12

		291

Total Common Stocks
(Cost $4,727)		5,407

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 1.1%
SPDR® S&P MidCap 400® ETF Trust	226	$65

Total Exchange-Traded Fund
(Cost $62)		65

MONEY MARKET FUND — 3.8%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	213,393	213

Total Money Market Fund
(Cost $213)		213

TOTAL INVESTMENTS — 100.2%
(Cost $5,002)**		5,685

Other Assets & Liabilities – (0.2)%		(10)

TOTAL NET ASSETS — 100.0%		$5,675

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,191.

Gross unrealized appreciation (000)	$626
Gross unrealized depreciation (000)	(132)

Net unrealized appreciation (000)	$494

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$5,407	$–	$–	$5,407

Exchange-Traded Fund	65	–	–	65

Money Market Fund	213	–	–	213

Total Assets - Investments in Securities	$5,685	$–	$–	$5,685

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

44

P N C   M u l t i - F a c t o r   S m a l l   C a p   C o r e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.5%
Consumer Discretionary — 10.7%
Bright Horizons Family Solutions*	36,090	$2,460
Cavco Industries*	28,026	2,931
Churchill Downs	25,876	3,865
DeVry Education Group	50,274	1,158
Golden Entertainment	83,891	1,050
Helen of Troy (Bermuda)*	15,640	1,413
NACCO Industries, Cl A	29,243	1,946
Papa John’s International	18,314	1,371
Pool	14,980	1,511
Standard Motor Products	55,371	2,481
Vista Outdoor*	54,004	2,151
Wolverine World Wide	74,203	1,774

		24,111

Consumer Staples — 1.7%
Fresh Del Monte Produce	38,189	2,221
SpartanNash	48,675	1,559

		3,780

Energy — 1.9%
Baytex Energy (Canada)#	534,255	2,404
DHT Holdings (Marshall Islands)	182,267	786
Whiting Petroleum*	154,343	1,125

		4,315

Financials — 23.9%
Agree Realty REIT	63,499	3,047
Allegiance Bancshares*	40,308	1,058
American Assets Trust REIT	31,226	1,383
Argo Group International Holdings (Bermuda)	52,645	2,987
Banco Macro SA, ADR (Argentina)	18,694	1,464
Banner	23,806	1,054
Capital Bank Financial, Cl A	69,333	2,171
Care Capital Properties REIT	32,251	967
CenterState Banks	141,031	2,536
Employers Holdings	84,087	2,562
Essent Group (Bermuda)*	46,151	1,227
FBL Financial Group, Cl A	27,347	1,808
Fidelity Southern	84,805	1,522
First Busey	93,907	2,193
First Financial Bancorp	120,453	2,626
First Merchants	46,428	1,261
First Midwest Bancorp	51,844	1,015
Hope Bancorp	128,305	2,207
KCG Holdings, Cl A*	202,985	2,933
Mercantile Bank	82,042	2,199
OneBeacon Insurance Group, Cl A	162,064	2,295
Post Properties REIT	18,327	1,215
PS Business Parks REIT	21,495	2,381
Ryman Hospitality Properties REIT	32,247	1,740
South State	50,008	3,800
Summit Hotel Properties REIT	96,211	1,376
Sun Communities REIT	14,076	1,077
WSFS Financial	45,939	1,787

		53,891

Healthcare — 14.7%
Akorn*	36,882	993
ANI Pharmaceuticals*	46,679	2,789
BioSpecifics Technologies*	29,900	1,094
Cantel Medical	45,788	3,462

	Number of Shares	Value (000)

Dyax (A) (B)	51,786	$58
Flamel Technologies SA, ADR (France)*	236,304	3,159
Horizon Pharma PLC (Ireland)*	80,192	1,508
ICON PLC (Ireland)*	40,523	3,112
INC Research Holdings, Cl A*	21,332	931
Ironwood Pharmaceuticals*	106,280	1,418
MacroGenics*	37,151	1,107
Medidata Solutions*	31,146	1,685
Molina Healthcare*	30,578	1,645
Natus Medical*	39,144	1,523
PAREXEL International*	20,188	1,373
Supernus Pharmaceuticals*	97,584	2,086
U.S. Physical Therapy	39,545	2,493
Vanda Pharmaceuticals*	180,921	2,783

		33,219

Industrials — 13.4%
AECOM*	32,638	1,006
American Woodmark*	17,978	1,564
Comfort Systems USA	74,139	2,105
Curtiss-Wright	23,629	2,124
Douglas Dynamics	51,564	1,654
EMCOR Group	44,293	2,536
EnerSys	36,102	2,541
Hawaiian Holdings*	42,478	1,996
Moog, Cl A*	38,777	2,288
Multi-Color	30,022	2,006
Toro	11,870	1,153
TriNet Group*	101,313	2,128
Universal Forest Products	43,600	4,759
Wabash National*	167,830	2,341

		30,201

Information Technology — 20.7%
8x8*	104,087	1,381
Aspen Technology*	61,489	2,795
Barracuda Networks*	107,099	2,485
CACI International, Cl A*	17,073	1,696
CoreLogic*	69,013	2,831
Euronet Worldwide*	19,460	1,510
EVERTEC (Puerto Rico)	182,408	3,112
ExlService Holdings*	38,979	1,995
Fleetmatics Group PLC (Ireland)*	34,154	2,045
Globant SA (Luxembourg)*	39,300	1,535
Littelfuse	18,293	2,320
Mellanox Technologies (Israel)*	62,495	2,740
Microsemi*	90,106	3,601
MKS Instruments	51,164	2,494
Net 1 UEPS Technologies*	109,162	1,066
Novanta (Canada)*	100,263	1,693
Plantronics	45,606	2,310
Qualys*	35,713	1,228
Sanmina*	41,153	1,081
Silicon Laboratories*	43,940	2,518
Take-Two Interactive Software*	48,349	2,102
Tech Data*	29,758	2,209

		46,747

Materials — 6.5%
AEP Industries	37,434	4,140
Graphic Packaging Holding	77,708	1,114
Innophos Holdings	87,364	3,689

See Notes to Schedules of Investments.

45

P N C   M u l t i - F a c t o r   S m a ll   C a p   C o r e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Minerals Technologies	23,781	$1,678
Neenah Paper	20,865	1,678
PolyOne	40,574	1,399
Sonoco Products	17,204	887

		14,585

Utilities — 3.0%
American States Water	65,535	2,555
NRG Yield, Cl C#	132,734	2,235
WGL Holdings	29,839	1,875

		6,665

Total Common Stocks
(Cost $187,892)		217,514

MASTER LIMITED PARTNERSHIPS — 1.8%
Energy — 1.1%
Alliance Resource Partners LP	119,702	2,441

Financials — 0.7%
Ares Management LP#	83,937	1,534

Total Master Limited Partnerships
(Cost $3,728)		3,975

MONEY MARKET FUND — 1.9%
PNC Government Money Market Fund,
Class I Shares 0.190%† (C)	4,286,491	4,286

Total Money Market Fund
(Cost $4,286)		4,286

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.2%
(Cost $195,906)		225,775

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.7%
Affiliated Money Market Fund — 1.4%
PNC Government Money Market Fund,
Class I Shares 0.190%† (C)	3,085,317	$3,085

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (C)	785,473	786

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $3,871)		3,871

TOTAL INVESTMENTS — 101.9%
(Cost $199,777)**		229,646

Other Assets & Liabilities – (1.9)%		(4,277)

TOTAL NET ASSETS — 100.0%		$225,369

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $200,617.

Gross unrealized appreciation (000)	$32,375
Gross unrealized depreciation (000)	(3,346)

Net unrealized appreciation (000)	$29,029

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,764 (000).
(A)	Illiquid Security. Total value of illiquid securities is $58 (000) and represents less than 0.1% of net assets as of August 31, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

46

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$217,456	$–	$58	$217,514

Master Limited Partnerships	3,975	–	–	3,975

Money Market Fund	4,286	–	–	4,286

Short-Term Investments Purchased With Collateral From Securities Loaned	3,871	–	–	3,871

Total Assets - Investments in Securities	$229,588	$–	$58	$229,646

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

47

P N C   M u l t i - F a c t o r   Sm a l l   C a p   G r o w t h   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.5%
Consumer Discretionary — 16.3%
American Axle & Manufacturing Holdings*	60,808	$1,042
Big Lots	20,192	996
Bright Horizons Family Solutions*	18,385	1,253
Brinker International	9,650	518
Cato, Cl A	12,170	417
Cavco Industries*	10,794	1,129
Churchill Downs	7,412	1,107
Cooper Tire & Rubber	15,104	513
Cracker Barrel Old Country Store	3,292	501
Francesca’s Holdings*	52,820	721
Gentherm*	15,872	523
GNC Holdings, Cl A	33,313	701
Grand Canyon Education*	15,726	653
Helen of Troy (Bermuda)*	13,581	1,227
Iconix Brand Group*#	85,122	715
NACCO Industries, Cl A	10,962	730
Party City Holdco*	61,444	1,070
Pool	13,758	1,388
Tenneco*	15,890	887
Thor Industries	10,045	815
Vail Resorts	3,515	557
ZAGG*	91,330	664

		18,127

Consumer Staples — 2.9%
Fresh Del Monte Produce	27,834	1,619
J&J Snack Foods	4,328	528
Performance Food Group*	42,252	1,086

		3,233

Energy — 0.6%
EP Energy, Cl A*#	165,983	684

Financials — 9.7%
BNC Bancorp	37,601	924
Employers Holdings	30,639	934
First Busey	48,150	1,124
First Commonwealth Financial	51,963	531
GEO Group REIT	25,594	513
Heritage Financial	25,025	462
Horace Mann Educators	19,273	704
Life Storage REIT	5,525	497
Maiden Holdings (Bermuda)	101,865	1,407
Navigators Group	10,780	1,013
Rayonier REIT	40,692	1,120
Ryman Hospitality Properties REIT	22,770	1,229
UMH Properties REIT	33,734	399

		10,857

Healthcare — 22.6%
Amphastar Pharmaceuticals*	68,810	1,307
BioSpecifics Technologies*	20,822	762
Cambrex*	27,929	1,196
Cantel Medical	24,826	1,877
Chemed	4,286	578
Cotiviti Holdings*	36,333	1,208
Cytokinetics*#	101,049	1,220
Dyax (A) (B)	28,169	31
Eagle Pharmaceutical*#	7,493	448
Flamel Technologies SA, ADR (France)*	89,651	1,199
Globus Medical, Cl A*	31,565	733

	Number of Shares	Value (000)

HealthSouth	25,481	$1,037
ICON PLC (Ireland)*	17,485	1,343
INC Research Holdings, Cl A*	24,833	1,083
Intra-Cellular Therapies*	21,185	855
Lannett*#	37,507	1,270
Ligand Pharmaceuticals*	10,158	1,049
Medidata Solutions*	14,279	773
Molina Healthcare*	20,096	1,081
Momenta Pharmaceuticals*	70,601	849
Neurocrine Biosciences*	8,773	425
Omnicell*	38,068	1,431
PAREXEL International*	10,719	729
Prestige Brands Holdings*	8,288	399
Supernus Pharmaceuticals*	54,619	1,168
Xencor*	52,127	1,101

		25,152

Industrials — 16.2%
AZZ	17,538	1,165
Beacon Roofing Supply*	24,362	1,120
Comfort Systems USA	47,182	1,340
Curtiss-Wright	13,800	1,241
Deluxe	15,645	1,067
Douglas Dynamics	25,356	813
Dycom Industries*	6,903	560
Federal Signal	71,714	940
Global Brass & Copper Holdings	31,953	897
Healthcare Services Group	26,564	1,072
John Bean Technologies	21,248	1,459
Matthews International, Cl A	31,998	1,968
Mueller Industries	34,444	1,190
Multi-Color	10,096	675
National Presto Industries#	10,713	935
Patrick Industries*	16,260	1,041
Teledyne Technologies*	4,795	514

		17,997

Information Technology — 22.8%
Aspen Technology*	28,273	1,285
Cardtronics PLC, Cl A (United Kingdom)*	24,937	1,120
ChipMOS TECHNOLOGIES Bermuda	37,122	726
CoreLogic*	31,126	1,277
Euronet Worldwide*	19,173	1,488
EVERTEC (Puerto Rico)	73,051	1,246
ExlService Holdings*	31,609	1,618
Fair Isaac	13,221	1,692
Guidewire Software*	7,516	462
Integrated Device Technology*	31,161	626
j2 Global	11,755	801
LogMeIn*	6,191	517
Manhattan Associates*	15,796	956
Methode Electronics	36,946	1,354
Microsemi*	55,013	2,198
NIC*	69,610	1,600
RealPage*	44,413	1,143
RingCentral, Cl A*	36,162	794
Sapiens International NV (Curacao)	70,571	949
Silicon Laboratories*	22,373	1,282
Syntel*	21,249	981
Teradyne	61,470	1,295

		25,410

See Notes to Schedules of Investments.

48

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 7.4%
AEP Industries	9,667	$1,069
GCP Applied Technologies*	39,062	1,143
Graphic Packaging Holding	45,630	655
Innophos Holdings	33,878	1,430
Innospec	25,172	1,492
Neenah Paper	23,625	1,900
U.S. Concrete*	10,324	548

		8,237

Total Common Stocks
(Cost $95,367)		109,697

MONEY MARKET FUND — 2.7%
PNC Government Money Market Fund,
Class I Shares 0.190%† (C)	2,997,154	2,997

Total Money Market Fund
(Cost $2,997)		2,997

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.2%
(Cost $98,364)		112,694

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.7%
Affiliated Money Market Fund — 2.9%
PNC Government Money Market Fund,
Class I Shares 0.190%† (C)	3,280,262	$3,280

Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (C)	835,103	835

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $4,115)		4,115

TOTAL INVESTMENTS — 104.9%
(Cost $102,479)**		116,809

Other Assets & Liabilities – (4.9)%		(5,457)

TOTAL NET ASSETS — 100.0%		$111,352

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $102,896.

Gross unrealized appreciation (000)	$16,048
Gross unrealized depreciation (000)	(2,135)

Net unrealized appreciation (000)	$13,913

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $4,009 (000).
(A)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents less than 0.1% of net assets as of August 31, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

49

P N C   M u l t i - F a c t o r   S m a l l   C a p   G r o w t h   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$109,666	$–	$31	$109,697

Money Market Fund	2,997	–	–	2,997

Short-Term Investments Purchased With Collateral From Securities Loaned	4,115	–	–	4,115

Total Assets - Investments in Securities	$116,778	$–	$31	$116,809

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

50

P N C   M u l t i - F a c t o r   S m a l l   C a p   V a l u e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.0%
Consumer Discretionary — 10.2%
American Axle & Manufacturing Holdings*	27,048	$464
Cooper-Standard Holding*	1,562	155
Ethan Allen Interiors	6,249	209
LGI Homes*#	3,943	151
Lithia Motors, Cl A	1,913	158
Meredith	3,858	205
Outerwall#	9,144	475
Pool	2,987	301
Smith & Wesson Holding*	4,789	135
Starz, Cl A*	10,271	320
Steven Madden*	7,801	274

		2,847

Consumer Staples — 3.0%
B&G Foods	2,277	108
Natural Health Trends#	6,108	196
SpartanNash	9,985	320
Universal	3,602	217

		841

Energy — 2.5%
Cosan, Cl A (Bermuda)	63,514	447
Hallador Energy	41,482	263

		710

Financials — 39.9%
American Capital Mortgage Investment REIT	11,544	197
Ares Commercial Real Estate REIT	42,247	531
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	21,506	621
BB&T	7,244	279
Brookline Bancorp	21,822	261
Camden National	2,710	125
Cardinal Financial	23,434	629
Citizens & Northern	5,345	116
Community Bank System	4,309	204
CoreSite Realty REIT	1,299	101
Crawford, Cl B	35,246	400
CYS Investments REIT	48,469	427
Dime Community Bancshares	38,887	687
DuPont Fabros Technology REIT	13,819	586
Dynex Capital REIT	38,351	282
EMC Insurance Group	4,566	127
Fidelity Southern	8,748	157
First BanCorp (Puerto Rico)*	87,460	429
First Commonwealth Financial	29,453	301
FNB	9,504	119
Fulton Financial	25,193	364
Heartland Financial USA	4,962	180
Hope Bancorp	16,095	277
Horace Mann Educators	6,406	234
Huntington Bancshares	14,178	142
Lakeland Bancorp	10,672	146
Maiden Holdings (Bermuda)	38,608	533
Monmouth Real Estate Investment REIT	21,004	294
Prospect Capital#	70,427	606
S&T Bancorp	6,300	181
Select Income REIT	8,005	218
Stonegate Bank	3,621	118
Summit Hotel Properties REIT	46,414	664
Umpqua Holdings	7,989	131

	Number of Shares	Value (000)

Univest Corporation of Pennsylvania	8,603	$201
Waterstone Financial	13,843	234

		11,102

Healthcare — 3.4%
Cambrex*	5,191	222
INC Research Holdings, Cl A*	2,800	122
Landauer	4,558	217
Meridian Bioscience	9,499	185
Supernus Pharmaceuticals*	9,027	193

		939

Industrials — 12.6%
AAR	21,499	529
American Railcar Industries#	12,335	511
Barrett Business Services	4,205	196
EMCOR Group	5,082	291
Ennis	5,977	99
General Cable	15,635	252
Global Brass & Copper Holdings	9,835	276
National Presto Industries	1,528	133
Navigant Consulting*	13,314	262
Ritchie Bros. Auctioneers (Canada)#	6,065	211
RPX*	14,799	155
Viad	3,466	124
Wabash National*	32,791	458

		3,497

Information Technology — 10.9%
AVG Technologies NV (Netherlands)*	5,716	142
Bel Fuse, Cl B	13,692	314
Canadian Solar (Canada)*#	9,994	129
EVERTEC (Puerto Rico)	17,190	293
Intersil, Cl A	7,634	151
ManTech International, Cl A	4,036	162
Net 1 UEPS Technologies*	26,026	254
Photronics*	11,588	111
Plexus*	3,170	146
Polycom*	16,697	208
Sanmina*	20,448	537
Tech Data*	3,360	249
Tessera Technologies	4,853	163
Xcerra*	31,696	186

		3,045

Materials — 5.8%
Alamos Gold, Cl A (Canada)	28,695	202
Braskem SA, ADR (Brazil)#	29,377	435
Chase	2,563	165
Hecla Mining	68,146	380
Olympic Steel	22,816	441

		1,623

Telecommunication Services — 0.8%
Consolidated Communications Holdings	8,902	214

Utilities — 5.9%
Cia Paranaense de Energia, Cl P, ADR (Brazil)	31,801	323
El Paso Electric	4,950	226
Empresa Distribuidora Y Comercializadora Norte SA, ADR (Argentina)*#	21,777	381
NorthWestern	6,894	399

See Notes to Schedules of Investments.

51

P N C   M u l t i - F a c t o r   S m a l l   C a p   V a l u e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Otter Tail	3,202	$110
Spire	2,968	192

		1,631

Total Common Stocks
(Cost $24,616)		26,449

MASTER LIMITED PARTNERSHIPS — 3.3%
Energy — 1.3%
Holly Energy Partners LP	11,702	381

Financials — 2.0%
Carlyle Group LP	35,855	555

Total Master Limited Partnerships (Cost $1,176)		936

MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	447,961	448

Total Money Market Fund (Cost $448)		448

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9%
(Cost $26,240)		27,833

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 10.1%
Affiliated Money Market Fund — 8.0%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	2,235,653	$2,236

Money Market Fund — 2.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (A)	569,162	569

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $2,805)		2,805

TOTAL INVESTMENTS — 110.0%
(Cost $29,045)**		30,638

Other Assets & Liabilities – (10.0)%		(2,791)

TOTAL NET ASSETS — 100.0%		$27,847

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $29,138.

Gross unrealized appreciation (000)	$2,868
Gross unrealized depreciation (000)	(1,368)

Net unrealized appreciation (000)	$1,500

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,743 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

52

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$26,449	$–	$–	$26,449

Master Limited Partnerships	936	–	–	936

Money Market Fund	448	–	–	448

Short-Term Investments Purchased With Collateral From Securities Loaned	2,805	–	–	2,805

Total Assets - Investments in Securities	$30,638	$–	$–	$30,638

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

53

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.5%
Consumer Discretionary — 12.0%
Advance Auto Parts	662	$104
Amazon.com*	3,507	2,697
AutoNation*	647	31
AutoZone*	272	202
Bed Bath & Beyond	1,434	66
Best Buy	2,534	97
BorgWarner	2,015	69
CarMax*	1,757	104
Carnival (Panama)	3,946	189
CBS, Cl B	3,641	186
Chipotle Mexican Grill*	273	113
Coach	2,490	95
Comcast, Cl A	21,802	1,423
D.R. Horton	3,049	98
Darden Restaurants	1,037	64
Delphi Automotive PLC (Jersey)	2,514	178
Discovery Communications, Cl A*	1,395	36
Discovery Communications, Cl C*	2,214	55
Dollar General	2,589	190
Dollar Tree*	2,122	176
Expedia	1,086	118
Foot Locker	1,288	85
Ford Motor	35,300	445
Gap	2,010	50
Garmin (Switzerland)	1,078	53
General Motors	12,714	406
Genuine Parts	1,355	139
Global Payments	1,399	106
Goodyear Tire & Rubber	2,440	72
H&R Block	2,099	45
Hanesbrands	3,528	94
Harley-Davidson	1,637	86
Harman International Industries	657	56
Hasbro	1,017	83
Home Depot	11,402	1,529
Interpublic Group	3,686	85
Johnson Controls	5,903	259
Kohl’s	1,746	77
L Brands	2,312	176
Leggett & Platt	1,221	64
Lennar, Cl A	1,709	81
LKQ*	2,753	99
Lowe’s	8,042	616
Macy’s	2,871	104
Marriott International, Cl A	1,750	125
Mattel	3,007	100
McDonald’s	7,947	919
Michael Kors Holdings (Virgin Islands)*	1,623	80
Mohawk Industries*	584	124
Netflix*	3,812	372
Newell Rubbermaid	4,072	216
News, Cl A	3,482	49
News, Cl B	987	14
NIKE, Cl B	12,434	717
Nordstrom	1,229	62
Omnicom Group	2,196	189
O’Reilly Automotive*	877	246
Priceline Group*	448	635
PulteGroup	2,936	63
PVH	733	79
Ralph Lauren	527	55

	Number of Shares	Value (000)

Ross Stores	3,587	$223
Royal Caribbean Cruises (Liberia)	1,527	109
Scripps Networks Interactive, Cl A	853	54
Signet Jewelers (Bermuda)	768	63
Staples	5,862	50
Starbucks	13,114	737
Starwood Hotels & Resorts Worldwide	1,542	119
Target	5,410	380
TEGNA	1,938	39
Tiffany	1,012	72
Time Warner	7,146	560
TJX	6,075	470
Tractor Supply	1,218	102
TripAdvisor*	1,080	66
Twenty-First Century Fox, Cl A	9,859	242
Twenty-First Century Fox, Cl B	3,903	97
Ulta Salon Cosmetics & Fragrance*	566	140
Under Armour, Cl A*	1,748	69
Under Armour, Cl C*	1,645	59
Urban Outfitters*	808	29
VF	3,039	189
Viacom, Cl B	2,928	118
Walt Disney	13,381	1,264
Whirlpool	699	125
Wyndham Worldwide	996	70
Wynn Resorts#	731	65
Yum! Brands	3,673	333

		20,990

Consumer Staples — 9.8%
Altria Group	17,775	1,175
Archer-Daniels-Midland	5,447	238
Brown-Forman, Cl B	1,831	89
Campbell Soup	1,623	99
Church & Dwight	1,168	116
Clorox	1,159	152
Coca-Cola	35,808	1,555
Colgate-Palmolive	8,105	602
ConAgra Foods	3,946	184
Constellation Brands, Cl A	1,564	257
Costco Wholesale	3,929	637
CVS Health	9,847	920
Dr Pepper Snapple Group	1,680	157
Estee Lauder, Cl A	2,013	180
General Mills	5,355	379
Hershey	1,268	127
Hormel Foods	2,434	93
J.M. Smucker	1,075	152
Kellogg	2,315	190
Kimberly-Clark	3,211	411
Kraft Heinz	5,401	483
Kroger	8,968	287
McCormick	1,037	106
Mead Johnson Nutrition	1,661	141
Molson Coors Brewing, Cl B	1,716	176
Mondelez International, Cl A	14,314	644
Monster Beverage*	1,257	194
PepsiCo	13,020	1,390
Philip Morris International	14,217	1,421
Procter & Gamble	24,057	2,100
Reynolds American	7,585	376
Sysco	4,655	241

See Notes to Schedules of Investments.

54

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Tyson Foods, Cl A	2,682	$203
Walgreens Boots Alliance	7,765	627
Wal-Mart Stores	13,806	986
Whole Foods Market	3,238	98

		17,186

Energy — 6.9%
Anadarko Petroleum	4,598	246
Apache	3,463	172
Baker Hughes	3,967	195
Cabot Oil & Gas	4,325	107
Chesapeake Energy*	5,524	35
Chevron	17,230	1,733
Cimarex Energy	884	117
Concho Resources*	1,200	155
ConocoPhillips	11,571	475
Devon Energy	4,791	208
Diamond Offshore Drilling	595	11
EOG Resources	5,072	449
EQT	1,579	113
Exxon Mobil	37,060	3,229
FMC Technologies*	2,158	61
Halliburton	8,000	344
Helmerich & Payne#	982	59
Hess	2,457	133
Kinder Morgan	16,495	360
Marathon Oil	8,134	122
Marathon Petroleum	5,233	223
Murphy Oil	1,540	41
National Oilwell Varco	3,535	119
Newfield Exploration*	1,814	79
Noble Energy	3,950	136
Occidental Petroleum	7,012	539
ONEOK	1,915	90
Phillips 66	4,272	335
Pioneer Natural Resources	1,549	277
Range Resources	1,551	60
Schlumberger (Curacao)	12,952	1,023
Southwestern Energy*	3,605	50
Spectra Energy	6,148	219
Tesoro	1,142	86
Transocean (Switzerland)*	3,178	31
Valero Energy	4,391	243
Williams	6,163	172

		12,047

Financials — 17.1%
Affiliated Managers Group*	512	73
Aflac	3,759	279
Allstate	3,442	237
American Express	7,683	504
American International Group	10,396	622
American Tower REIT	3,886	441
Ameriprise Financial	1,554	157
Aon PLC (United Kingdom)	2,454	273
Apartment Investment & Management, CL A REIT	1,393	63
Arthur J Gallagher	1,653	82
Assurant	559	50
AvalonBay Communities REIT	1,212	212
Bank of America	96,707	1,561

	Number of Shares	Value (000)

BB&T	7,512	$289
Berkshire Hathaway, Cl B*	16,950	2,551
BlackRock†	1,164	434
BNY Mellon	10,020	417
Boston Properties REIT	1,410	198
Capital One Financial	5,058	362
CBRE Group, Cl A*	2,779	83
Charles Schwab	10,875	342
Chubb (Switzerland)	4,224	536
Cincinnati Financial	1,355	104
Citigroup	27,716	1,323
Citizens Financial Group	5,141	127
CME Group	3,070	333
Comerica	1,671	79
Crown Castle International REIT	3,035	288
Digital Realty Trust REIT	1,339	133
Discover Financial Services	3,999	240
E*TRADE Financial*	2,619	69
Equinix REIT	617	227
Equity Residential REIT	3,219	209
Essex Property Trust REIT	570	129
Extra Space Storage REIT	1,143	92
Federal Realty Investment Trust REIT	634	101
Fifth Third Bancorp	7,217	145
Franklin Resources	3,413	125
General Growth Properties REIT	5,134	150
Goldman Sachs Group	3,578	606
Hartford Financial Services Group	3,559	146
HCP REIT	4,169	164
Host Hotels & Resorts REIT	6,500	116
Huntington Bancshares	7,736	77
IntercontinentalExchange Group	1,098	310
Invesco (Bermuda)	3,906	122
Iron Mountain REIT	2,099	81
JPMorgan Chase	33,994	2,295
KeyCorp	8,108	102
Kimco Realty REIT	3,780	114
Legg Mason	995	34
Leucadia National	3,097	59
Lincoln National	2,222	107
Loews	2,433	102
M&T Bank	1,459	173
Macerich REIT	1,127	92
Marsh & McLennan	4,746	321
MetLife	10,160	441
Moody’s	1,571	171
Morgan Stanley	13,946	447
Nasdaq	1,054	75
Navient	3,215	46
Northern Trust	1,990	140
People’s United Financial	2,920	47
PNC Financial Services Group†	4,693	423
Principal Financial Group	2,462	121
Progressive	5,400	176
Prologis REIT	4,721	251
Prudential Financial	4,104	326
Public Storage REIT	1,321	296
Realty Income REIT	2,307	152
Regions Financial	12,180	121
S&P Global	2,397	296
Simon Property Group REIT	2,723	587
SL Green Realty REIT	909	107

See Notes to Schedules of Investments.

55

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
State Street	3,689	$259
SunTrust Banks	4,733	209
Synchrony Financial	8,950	249
T. Rowe Price Group	2,299	160
Torchmark	1,020	66
Travelers	2,674	317
U.S. Bancorp	15,026	663
UDR REIT	2,339	85
Unum Group	2,217	79
Ventas REIT	3,006	218
Visa, Cl A	17,661	1,429
Vornado Realty Trust REIT	1,581	163
Wells Fargo	43,192	2,194
Welltower REIT	3,158	242
Weyerhaeuser REIT	7,210	230
Willis Towers Watson PLC (Ireland)	1,276	158
XL Group (Bermuda)	2,686	92
Zions Bancorporation	1,962	60

		29,757

Healthcare — 14.2%
Abbott Laboratories	13,630	573
AbbVie	14,678	941
Aetna	3,147	369
Agilent Technologies	2,969	140
Alexion Pharmaceuticals*	2,159	272
Allergan PLC (Ireland)*	3,638	853
AmerisourceBergen	1,672	145
Amgen	6,917	1,176
Anthem	2,369	296
Baxter International	4,995	233
Becton Dickinson	1,944	345
Biogen*	2,017	616
Boston Scientific*	12,396	295
Bristol-Myers Squibb	15,319	879
C.R. Bard	664	147
Cardinal Health	3,028	241
Celgene*	7,206	769
Centene*	1,567	107
Cerner*	2,789	180
Cigna	2,312	297
DaVita HealthCare Partners*	1,486	96
DENTSPLY SIRONA	2,125	131
Edwards Lifesciences*	1,960	226
Eli Lilly	8,765	682
Endo International PLC (Ireland)*	1,808	37
Express Scripts Holding*	5,823	423
Gilead Sciences	12,203	956
HCA Holdings*	2,795	211
Henry Schein*	759	124
Hologic*	2,226	86
Humana	1,348	241
Illumina*	1,385	233
Intuitive Surgical*	343	235
Johnson & Johnson	25,001	2,984
Laboratory Corporation of America Holdings*	949	130
Mallinckrodt PLC (Ireland)*	1,007	75
McKesson	2,103	388
Medtronic PLC (Ireland)	12,908	1,123
Merck	24,778	1,556
Mylan NV (Netherlands)*	3,824	162

	Number of Shares	Value (000)

Patterson	783	$36
PerkinElmer	1,005	54
Perrigo PLC (Ireland)	1,297	118
Pfizer	55,805	1,942
Quest Diagnostics	1,287	107
Regeneron Pharmaceuticals*	716	281
St. Jude Medical	2,597	202
Stryker	2,845	329
Thermo Fisher Scientific	3,676	559
UnitedHealth Group	8,650	1,177
Universal Health Services, Cl B	834	101
Varian Medical Systems*	899	86
Vertex Pharmaceuticals*	2,267	214
Waters*	747	118
Zimmer Holdings	1,659	215
Zoetis	4,146	212

		24,724

Industrials — 10.0%
3M	5,451	977
Acuity Brands	404	111
Alaska Air Group	1,237	84
Allegion PLC (Ireland)	863	62
American Airlines Group	5,958	216
AMETEK	2,189	107
Boeing	5,499	712
C.H. Robinson Worldwide	1,309	91
Caterpillar	5,363	440
Cintas	784	92
CSX	8,774	248
Cummins	1,469	185
Danaher	5,441	443
Deere	2,722	230
Delta Air Lines	7,730	284
Dover	1,424	103
Dun & Bradstreet	329	45
Eaton PLC (Ireland)	4,206	280
Emerson Electric	5,897	311
Equifax	1,091	144
Expeditors International of Washington	1,682	85
Fastenal	2,633	114
FedEx	2,247	371
Flowserve	1,214	59
Fluor	1,294	67
Fortive	2,721	143
General Dynamics	2,636	401
General Electric	81,688	2,552
Honeywell International	6,958	812
Illinois Tool Works	3,007	357
Ingersoll-Rand PLC (Ireland)	2,330	158
J.B. Hunt Transport Services	822	65
Jacobs Engineering Group*	1,117	59
Kansas City Southern	991	96
L-3 Communications Holdings	704	105
Lockheed Martin	2,413	586
Masco	3,070	109
Nielsen Holdings PLC (United Kingdom)	3,300	176
Norfolk Southern	2,677	251
Northrop Grumman	1,640	348
PACCAR	3,214	192
Parker Hannifin	1,233	151
Pentair PLC (Ireland)	1,613	103

See Notes to Schedules of Investments.

56

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Pitney Bowes	1,780	$33
Quanta Services*	1,391	36
Raytheon	2,700	378
Republic Services	2,134	108
Robert Half International	1,239	48
Rockwell Automation	1,188	138
Rockwell Collins	1,211	101
Roper Industries	935	166
Ryder System	501	33
Snap-on	535	82
Southwest Airlines	6,347	234
Stanley Black & Decker	1,371	170
Stericycle*	748	64
Textron	2,473	101
TransDigm Group*	484	138
Tyco International PLC (Ireland)	3,877	169
Union Pacific	7,767	742
United Continental Holdings*	3,350	169
United Parcel Service, Cl B	6,274	685
United Rentals*	855	70
United Technologies	7,113	757
Verisk Analytics*	1,408	117
W.W. Grainger	514	119
Waste Management	3,697	236
Xylem	1,641	84

		17,503

Information Technology — 19.8%
Accenture PLC, Cl A (Ireland)	5,650	650
Activision Blizzard	4,466	185
Adobe Systems*	4,527	463
Akamai Technologies*	1,562	86
Alliance Data Systems*	557	114
Alphabet, Cl A*	2,693	2,127
Alphabet, Cl C*	2,710	2,079
Amphenol, Cl A	2,845	177
Analog Devices	2,788	174
Apple	50,281	5,334
Applied Materials	10,026	299
Autodesk*	2,013	136
Automatic Data Processing	4,082	367
Broadcom (Singapore)	3,407	601
CA	2,681	91
Cisco Systems	45,824	1,441
Citrix Systems*	1,431	125
Cognizant Technology Solutions, Cl A*	5,540	318
Corning	9,942	226
CSRA	1,308	33
eBay*	9,665	311
Electronic Arts*	2,743	223
EMC	17,717	514
F5 Networks*	608	75
Facebook, Cl A*	21,355	2,693
Fidelity National Information Services	2,533	201
First Solar*	696	26
Fiserv*	2,016	208
FLIR Systems	1,235	38
Harris	1,116	104
Hewlett Packard	15,428	331
HP	16,120	232
Intel	43,256	1,553

	Number of Shares	Value (000)

International Business Machines	8,071	$1,282
Intuit	2,316	258
Juniper Networks	3,197	74
KLA-Tencor	1,550	107
Lam Research	1,440	134
Linear Technology	2,154	125
MasterCard, Cl A	8,901	860
Microchip Technology	1,953	121
Micron Technology*	9,546	157
Microsoft	72,763	4,181
Motorola Solutions	1,431	110
NetApp	2,621	91
NVIDIA	4,465	274
Oracle	28,273	1,165
Paychex	2,885	175
PayPal Holdings*	9,939	369
Qorvo*	1,138	65
QUALCOMM	13,411	846
Red Hat*	1,643	120
salesforce.com*	5,783	459
Seagate Technology PLC (Ireland)	2,758	93
Skyworks Solutions	1,743	131
Symantec	4,852	117
TE Connectivity (Switzerland)	3,298	210
Teradata*	1,205	38
Texas Instruments	9,076	631
Total System Services	1,535	76
VeriSign*	859	64
Western Digital	2,573	120
Western Union	4,583	99
Xerox	8,832	87
Xilinx	2,293	124
Yahoo!*	7,799	333

		34,631

Materials — 2.9%
Air Products & Chemicals	1,786	278
Albemarle	1,026	82
Alcoa	12,043	121
Avery Dennison	820	63
Ball	1,317	104
CF Industries Holdings	2,237	58
Dow Chemical	10,405	558
E.I. du Pont de Nemours	7,990	556
Eastman Chemical	1,369	93
Ecolab	2,410	297
FMC	1,228	58
Freeport-McMoRan	10,903	112
International Flavors & Fragrances	738	102
International Paper	3,854	187
LyondellBasell Industries NV, Cl A (Netherlands)	3,146	248
Martin Marietta Materials	582	106
Monsanto	3,969	423
Mosaic	3,300	99
Newmont Mining	4,831	185
Nucor	2,872	139
Owens-Illinois*	1,542	28
PPG Industries	2,461	261
Praxair	2,621	320
Sealed Air	1,817	86
Sherwin-Williams	715	203
Vulcan Materials	1,221	139

See Notes to Schedules of Investments.

57

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
WestRock	2,292	$110

		5,016

Telecommunication Services — 2.6%
AT&T	55,557	2,271
CenturyLink	4,896	136
Frontier Communications	10,776	50
Level 3 Communications*	2,679	133
Verizon Communications	36,387	1,904

		4,494

Utilities — 3.2%
AES	5,939	72
Alliant Energy	2,075	79
Ameren	2,187	108
American Electric Power	4,449	287
American Water Works	1,586	117
CenterPoint Energy	3,919	88
CMS Energy	2,506	105
Consolidated Edison	2,727	205
Dominion Resources	5,541	411
DTE Energy	1,625	151
Duke Energy	6,144	489
Edison International	2,953	215
Entergy	1,624	127
Eversource Energy	2,869	155
Exelon	8,447	287
FirstEnergy	3,815	125
NextEra Energy	4,146	501
NiSource	2,862	68
NRG Energy	3,043	37
PG&E	4,499	279
Pinnacle West Capital	996	75
PPL	6,184	215
Public Service Enterprise Group	4,561	195
SCANA	1,297	92
Sempra Energy	2,145	224
Southern	8,512	437
WEC Energy Group	2,833	170
Xcel Energy	4,593	190

		5,504

Total Common Stocks
(Cost $76,303)		171,852

MONEY MARKET FUND — 0.0%
PNC Government Money Market Fund, Class I Shares 0.190%† (A)	23,562	24

Total Money Market Fund
(Cost $24)		24

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 98.5%
(Cost $76,327)		171,876

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
PNC Government Money Market Fund,
Class I Shares 0.190%† (A)	96,239	$96

Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (A)	24,501	25

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $121)		121

TOTAL INVESTMENTS — 98.6%
(Cost $76,448)**		171,997

Other Assets & Liabilities – 1.4%		2,494

TOTAL NET ASSETS — 100.0%		$174,491

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $82,139.

Gross unrealized appreciation (000)	$91,509
Gross unrealized depreciation (000)	(1,651)

Net unrealized appreciation (000)	$89,858

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $117 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

58

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$171,852	$–	$–	$171,852

Money Market Fund	24	–	–	24

Short-Term Investments Purchased With Collateral From Securities Loaned	121	–	–	121

Total Assets - Investments in Securities	$171,997	$–	$–	$171,997

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

59

P N C   S m a l l   C a p   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 17.9%
American Axle & Manufacturing Holdings*	856,798	$14,685
Asbury Automotive Group*	151,825	8,156
Dorman Products*	559,881	35,312
Drew Industries	445,634	45,388
Helen of Troy (Bermuda)*	203,904	18,420
HSN	408,594	17,071
Lithia Motors, Cl A	404,661	33,494
Madison Square Garden, Cl A*	151,441	27,358
Monro Muffler Brake	283,547	15,995

		215,879

Consumer Staples — 2.2%
Boston Beer, Cl A*	44,790	8,181
TreeHouse Foods*	186,928	17,708

		25,889

Energy — 0.9%
World Fuel Services	255,311	11,382

Financials — 33.4%
AMERISAFE	291,411	17,488
AmTrust Financial Services	1,697,368	44,963
Bank of the Ozarks	1,076,891	42,193
Colliers International Group (Canada) (A)	447,705	18,423
Credit Acceptance*#	182,919	36,520
Diamond Hill Investment Group* (A)	61,114	11,572
Eagle Bancorp* (A)	846,651	43,823
FirstService (Canada) (A)	590,579	28,312
Home BancShares	749,322	17,534
LegacyTexas Financial Group	1,012,881	30,721
National General Holdings (A)	1,563,766	35,638
PRA Group*	1,203,415	38,485
RLI	521,095	36,987

		402,659

Healthcare — 7.6%
CorVel*	245,452	9,435
Neogen*	705,472	41,665
PAREXEL International*	523,570	35,618
Vascular Solutions*	111,638	5,378

		92,096

Industrials — 20.1%
Astronics*	742,205	33,258
B/E Aerospace	256,021	12,942
Colfax*	303,362	9,004
EnerSys	524,299	36,900
Exponent	276,603	13,949
Genesee & Wyoming, Cl A*	152,956	10,399
GP Strategies* (A)	445,173	10,640
HEICO	422,942	28,743
KLX*	382,180	14,271
On Assignment*	681,763	25,709
Patrick Industries*	338,963	21,704
Wesco Aircraft Holdings*	1,748,238	24,021

		241,540

Information Technology — 11.7%
Manhattan Associates*	751,336	45,471
Open Text (Canada)	410,742	25,803
OSI Systems*	218,175	14,631

	Number of Shares	Value (000)

Tyler Technologies*	185,316	$30,382
WEX*	244,608	24,292

		140,579

Materials — 4.0%
Balchem	356,534	24,968
Neenah Paper	290,759	23,386

		48,354

Total Common Stocks
(Cost $943,893)		1,178,378

MONEY MARKET FUND — 2.4%
PNC Government Money Market Fund,
Class I Shares 0.190%† (B)	28,754,228	28,754

Total Money Market Fund
(Cost $28,754)		28,754

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.2%
(Cost $972,647)		1,207,132

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.0%
Affiliated Money Market Fund — 2.4%
PNC Government Money Market Fund,
Class I Shares 0.190%† (B)	28,471,420	28,472

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (B)	7,248,377	7,248

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $35,720)		35,720

TOTAL INVESTMENTS — 103.2%
(Cost $1,008,367)**		1,242,852

Other Assets & Liabilities – (3.2)%		(38,177)

TOTAL NET ASSETS — 100.0%		$1,204,675

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $1,018,095.

Gross unrealized appreciation (000)	$244,958
Gross unrealized depreciation (000)	(20,201)

Net unrealized appreciation (000)	$224,757

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $35,442 (000).
(A)	Illiquid Security. Total value of illiquid securities is $148,408 (000) and represents 12.3% of net assets as of August 31, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

60

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$1,178,378	$–	$–	$1,178,378

Money Market Fund	28,754	–	–	28,754

Short-Term Investments Purchased With Collateral From Securities Loaned	35,720	–	–	35,720

Total Assets - Investments in Securities	$1,242,852	$–	$–	$1,242,852

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

61

P N C   S m a l l   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.2%
Consumer Discretionary — 12.4%
1-800-Flowers.com, Cl A*	212	$2
Abercrombie & Fitch, Cl A	349	6
AMC Entertainment Holdings, Cl A	144	4
American Axle & Manufacturing Holdings*	447	8
American Eagle Outfitters	1,032	19
American Public Education*	131	3
America’s Car-Mart*	76	3
Apollo Education Group*	610	5
Arctic Cat	95	1
Asbury Automotive Group*	151	8
Ascena Retail Group*	1,082	9
Ascent Capital Group, Cl A*	132	3
Barnes & Noble	420	5
Barnes & Noble Education*	102	1
Beazer Homes USA*	171	2
bebe Stores*	2,234	2
Belmond, Cl A (Bermuda)*	492	5
Big 5 Sporting Goods	133	2
Big Lots	288	14
Biglari Holdings*	8	4
BJ’s Restaurants*	133	5
Bloomin’ Brands	681	13
Blue Nile*	84	3
Bob Evans Farms	132	5
Bojangles’*	90	1
Boyd Gaming*	475	9
Bright Horizons Family Solutions*	241	16
Buckle	191	5
Buffalo Wild Wings*	100	16
Build-A-Bear Workshop*	108	1
Burlington Stores*	179	15
Caesars Entertainment*	378	2
CalAtlantic Group	326	12
Caleres	214	6
Callaway Golf	515	6
Cambium Learning Group*	220	1
Capella Education	74	4
Career Education*	532	3
Carmike Cinemas*	157	5
Carriage Services	121	3
Cato, Cl A	160	5
Cavco Industries*	48	5
Cheesecake Factory	288	15
Chico’s FAS	683	9
Children’s Place	115	9
Christopher & Banks*	198	–
Churchill Downs	75	11
Chuy’s Holdings*	64	2
ClubCorp Holdings	420	6
Columbia Sportswear	161	9
Conn’s*	165	1
Container Store Group*	95	–
Cooper Tire & Rubber	340	12
Cooper-Standard Holding*	85	8
Core-Mark Holding	268	10
Cracker Barrel Old Country Store	108	16
Crocs*	317	3
CSS Industries	70	2
Culp	29	1
Cumulus Media, Cl A*	2,405	1
Dana Holding	921	13

	Number of Shares	Value (000)

Dave & Buster’s Entertainment*	202	$9
Deckers Outdoor*	193	13
Del Frisco’s Restaurant Group*	181	3
Denny’s*	491	5
DeVry Education Group	391	9
Diamond Resorts International*	263	8
DineEquity	99	8
Dorman Products*	149	9
Drew Industries	141	14
E.W. Scripps, Cl A*	328	6
Eldorado Resorts*	228	3
Entercom Communications, Cl A	212	3
Entravision Communications, Cl A	432	3
Eros International PLC (Isle of Man)*	221	4
Ethan Allen Interiors	171	6
EVINE Live*	331	1
Express*	476	6
Federal-Mogul Holdings*	190	2
Fiesta Restaurant Group*	185	5
Finish Line, Cl A	304	7
Five Below*	316	14
Flexsteel Industries	19	1
Fox Factory Holding*	115	2
Francesca’s Holdings*	280	4
Fred’s, Cl A	246	3
FTD*	82	2
Genesco*	128	9
Gentherm*	209	7
G-III Apparel Group*	264	8
Global Eagle Entertainment*	184	2
Grand Canyon Education*	278	12
Gray Television*	388	4
Green Brick Partners*	181	1
Group 1 Automotive	115	7
Guess?	303	5
Haverty Furniture	73	1
Helen of Troy (Bermuda)*	165	15
Hemisphere Media Group*	124	2
Hibbett Sports*	149	6
Horizon Global*	103	2
Houghton Mifflin Harcourt*	751	12
Hovnanian Enterprises, Cl A*	760	1
HSN	191	8
Iconix Brand Group*	362	3
Installed Building Products*	88	3
International Speedway, Cl A	171	6
Interval Leisure Group	687	12
iRobot*	176	7
Isle of Capri Casinos*	173	3
Jack in the Box	199	20
JAKKS Pacific*	196	2
Johnson Outdoors, Cl A	57	2
K12*	250	3
KB Home	464	7
Kirkland’s*	113	1
La Quinta Holdings*	485	6
Lands’ End*	46	1
La-Z-Boy	308	8
LGI Homes*	95	4
Libbey	138	2
LifeLock*	492	8
Lithia Motors, Cl A	142	12

See Notes to Schedules of Investments.

62

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Discretionary — continued
Loral Space & Communications*	76	$3
Lumber Liquidators Holdings*	209	3
M/I Homes*	154	4
Malibu Boats, Cl A*	142	2
MarineMax*	171	3
Marriott Vacations Worldwide	139	11
Mattress Firm Holding*	95	6
MDC Holdings	246	6
MDC Partners, Cl A (Canada)	246	3
Media General*	573	10
Meredith	214	11
Meritage Homes*	218	8
Metaldyne Performance Group	95	1
Modine Manufacturing*	214	2
Monarch Casino & Resort*	92	2
Monro Muffler Brake	190	11
Morgans Hotel Group*	76	–
Motorcar Parts of America*	117	3
Movado Group	113	3
National CineMedia	381	6
Nautilus*	209	5
New Media Investment Group	274	4
New York Times, Cl A	778	10
Nexstar Broadcasting Group, Cl A	184	10
Nutrisystem	146	4
Ollie’s Bargain Outlet Holdings*	85	2
Outerwall	113	6
Overstock.com*	102	2
Oxford Industries	69	4
Papa John’s International	165	12
Papa Murphy’s Holdings*	112	1
Penn National Gaming*	486	7
Perry Ellis International*	30	1
PetMed Express	149	3
Pier 1 Imports	626	3
Pinnacle Entertainment*	344	4
Planet Fitness, Cl A*	128	3
Pool	137	14
Popeyes Louisiana Kitchen*	142	8
Reading International, Cl A*	156	2
Red Robin Gourmet Burgers*	63	3
Regis*	253	3
Rent-A-Center	245	3
Restoration Hardware Holdings*	246	8
Ruby Tuesday*	181	1
Ruth’s Hospitality Group	246	4
Saga Communications, Cl A	38	2
Scholastic	171	7
Scientific Games, Cl A*	330	3
SeaWorld Entertainment	340	4
Select Comfort*	304	8
Shake Shack, Cl A*	109	4
Shoe Carnival	113	3
Shutterfly*	210	11
Sinclair Broadcast Group, Cl A	382	11
Smith & Wesson Holding*	325	9
Sonic	292	8
Sonic Automotive, Cl A	220	4
Sotheby’s	330	13
Speedway Motorsports	106	2
Stage Stores	205	1
Standard Motor Products	133	6

	Number of Shares	Value (000)

Stein Mart	111	$1
Steven Madden*	328	12
Stoneridge*	87	2
Strattec Security	6	–
Strayer Education*	44	2
Sturm Ruger	113	7
Superior Industries International	151	4
Tailored Brands	285	4
Taylor Morrison Home, Cl A*	212	4
Tenneco*	328	18
Texas Roadhouse	384	17
Tile Shop Holdings*	194	3
Tilly’s, Cl A*	120	1
Time	645	9
Tower International	146	4
Townsquare Media, Cl A*	111	1
TRI Pointe Group*	803	11
tronc	219	4
Tuesday Morning*	285	2
Unifi*	108	3
Universal Electronics*	92	7
Vail Resorts	98	16
Vera Bradley*	149	2
Vince Holding*	284	2
Vitamin Shoppe*	165	5
VOXX International*	153	–
Weight Watchers International*	190	2
William Lyon Homes, Cl A*	105	2
Winmark	22	2
Winnebago Industries	190	5
Wolverine World Wide	601	14
World Wrestling Entertainment, Cl A	203	4
ZAGG*	238	2
Zumiez*	137	2

		1,232

Consumer Staples — 3.1%
Alico	34	1
Andersons	144	5
B&G Foods	324	15
Boston Beer, Cl A*	45	8
Calavo Growers	95	6
Cal-Maine Foods	171	8
Casey’s General Stores	103	14
Central Garden and Pet, Cl A*	268	7
Chefs’ Warehouse*	67	1
Coca-Cola Bottling	23	3
Darling Ingredients*	899	13
Dean Foods	546	9
Elizabeth Arden*	95	1
Fresh Del Monte Produce	205	12
HRG Group*	627	10
Ingles Markets, Cl A	54	2
Inter Parfums	113	4
J&J Snack Foods	75	9
John B Sanfilippo & Son*	56	3
Lancaster Colony	107	14
Landec*	83	1
Medifast	91	3
MGP Ingredients	84	3
Natural Health Trends	62	2
Nutraceutical International*	74	2

See Notes to Schedules of Investments.

63

P N C   S m a l l   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Omega Protein*	149	$4
Post Holdings*	156	13
PriceSmart	98	8
Sanderson Farms	132	13
Seaboard*	2	6
Snyder’s-Lance	440	16
SpartanNash	234	7
SUPERVALU*	1,680	9
Tootsie Roll Industries	126	5
TreeHouse Foods*	133	13
United Natural Foods*	298	14
Universal	134	8
USANA Health Sciences*	37	5
Vector Group	475	11
Village Super Market, Cl A	67	2
WD-40	86	10
Weis Markets	76	4

		304

Energy — 2.8%
Abraxas Petroleum*	1,240	2
Alon USA Energy	74	1
Approach Resources*	480	2
Archrock	340	4
Atwood Oceanics	471	4
Basic Energy Services*	201	–
Bill Barrett*	372	2
Bonanza Creek Energy*	187	–
Bristow Group	209	2
C&J Energy Services (Bermuda)*	285	–
Callon Petroleum*	587	9
CARBO Ceramics	115	1
Carrizo Oil & Gas*	302	12
Clayton Williams Energy*	37	2
Clean Energy Fuels*	437	2
Cloud Peak Energy*	784	3
Contango Oil & Gas*	61	1
Delek US Holdings	349	6
DHT Holdings (Marshall Islands)	368	2
Energy XXI (Bermuda)*	551	–
Era Group*	133	1
Evolution Petroleum	275	2
EXCO Resources*	1,389	1
Exterran*	170	2
Forum Energy Technologies*	387	7
Frontline (Bermuda)	470	4
GasLog (Bermuda)	279	4
Gastar Exploration*	131	–
Gener8 Maritime (Marshall Islands)*	200	1
Geospace Technologies*	113	2
Green Plains	239	6
Gulfmark Offshore, Cl A*	326	1
Halcon Resources*	276	–
Hallador Energy	199	1
Helix Energy Solutions Group*	650	5
Hornbeck Offshore Services*	217	1
ION Geophysical*	130	1
Key Energy Services*	770	–
Matador Resources*	511	12
Matrix Service*	100	2
McDermott International (Panama)*	1,441	8

	Number of Shares	Value (000)

Natural Gas Services Group*	95	$2
Navios Maritime Acquisition (Marshall Islands)	842	1
Newpark Resources*	549	4
Nordic American Tankers (Bermuda)	471	5
North Atlantic Drilling (Bermuda)*	235	1
Northern Oil and Gas*	263	1
Oasis Petroleum*	922	9
Oil States International*	302	9
Pacific Ethanol*	203	1
Panhandle Oil and Gas, Cl A	137	2
Par Pacific Holdings*	111	1
Parker Drilling*	760	2
Parsley Energy, Cl A*	459	16
PDC Energy*	241	16
Penn Virginia*	487	–
PHI*	107	2
Pioneer Energy Services*	402	1
Renewable Energy Group*	329	3
REX American Resources*	47	4
Rex Energy*	1,247	1
RigNet*	76	1
RSP Permian*	430	17
Sanchez Energy*	361	3
Scorpio Tankers (Marshall Islands)	859	4
SEACOR Holdings*	98	6
SemGroup, Cl A	247	8
Seventy Seven Energy* (A)	4,372	–
Ship Finance International (Bermuda)	365	5
Stone Energy*	30	–
Synergy Resources*	957	6
Teekay Tankers, Cl A (Marshall Islands)	530	1
Tesco (Canada)	209	1
TETRA Technologies*	295	2
Triangle Petroleum*	1,802	–
U.S. Silica Holdings	328	13
Ultra Petroleum (Canada)*	1,024	4
W&T Offshore*	234	–
Western Refining	358	9

		277

Financials — 25.5%
1st Source	109	4
Acadia Realty Trust REIT	376	14
AG Mortgage Investment Trust REIT	206	3
Agree Realty REIT	133	6
Alexander & Baldwin	285	11
Alexander’s REIT	13	6
Allegiance Bancshares*	93	2
Altisource Asset Management (United States Virgin Islands)*	41	1
Altisource Portfolio Solutions SA (Luxembourg)*	99	3
Altisource Residential REIT	292	3
Ambac Financial Group*	275	5
American Assets Trust REIT	209	9
American Capital Mortgage Investment REIT	311	5
American Equity Investment Life Holding	484	9
Ameris Bancorp	171	6
AMERISAFE	117	7
Ames National	85	2
Anworth Mortgage Asset REIT	746	4
Apollo Commercial Real Estate Finance REIT	294	5
Ares Commercial Real Estate REIT	162	2

See Notes to Schedules of Investments.

64

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Argo Group International Holdings (Bermuda)	188	$11
Arlington Asset Investment, Cl A	113	2
ARMOUR Residential REIT	227	5
Arrow Financial	95	3
Ashford Hospitality Trust REIT	577	4
Associated Capital Group, Cl A	37	1
Astoria Financial	549	8
Atlantic Capital Bancshares*	151	2
Banc of California	281	6
BancFirst	48	3
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	190	6
Bancorp*	227	1
BancorpSouth	568	14
Bank Mutual	361	3
Bank of Marin Bancorp	47	2
Bank of the Ozarks	508	20
BankFinancial	168	2
Banner	154	7
Beneficial Bancorp	501	8
Berkshire Hills Bancorp	171	5
BGC Partners, Cl A	1,162	10
Blue Hills Bancorp	99	1
BNC Bancorp	145	4
BofI Holding*	314	7
Boston Private Financial Holdings	511	7
Bridge Bancorp	93	3
Brookline Bancorp	475	6
Bryn Mawr Bank	95	3
Calamos Asset Management, Cl A	11	–
Camden National	58	3
Capital Bank Financial, Cl A	137	4
Capital City Bank Group	106	1
Capitol Federal Financial	848	12
Capstead Mortgage REIT	572	6
Cardinal Financial	209	6
CareTrust REIT	271	4
Cash America International	159	7
Cathay General Bancorp	475	15
Cedar Realty Trust REIT	531	4
CenterState Banks	246	4
Central Pacific Financial	127	3
Century Bancorp, Cl A	37	2
Charter Financial	158	2
Chatham Lodging Trust REIT	197	4
Chemical Financial	190	9
Chesapeake Lodging Trust REIT	315	8
Citizens*	340	4
Citizens & Northern	102	2
City Holding	104	5
Clifton Bancorp	194	3
CNB Financial	127	3
CNO Financial Group	1,051	17
CoBiz Financial	267	4
Cohen & Steers	120	5
Colony Capital, Cl A REIT	622	11
Colony Starwood Homes REIT	350	11
Columbia Banking System	324	11
Community Bank System	246	12
Community Trust Bancorp	104	4
ConnectOne Bancorp	165	3

	Number of Shares	Value (000)

Consolidated-Tomoka Land	38	$2
CoreSite Realty REIT	184	14
Cousins Properties REIT	1,202	13
Cowen Group, Cl A*	811	3
Crawford, Cl B	291	3
CU Bancorp*	95	2
CubeSmart REIT	481	13
Customers Bancorp*	171	5
CVB Financial	568	10
CyrusOne REIT	248	13
CYS Investments REIT	955	8
DCT Industrial Trust REIT	284	14
Diamond Hill Investment Group*	21	4
DiamondRock Hospitality REIT	1,224	13
Dime Community Bancshares	227	4
DuPont Fabros Technology REIT	413	18
Dynex Capital REIT	399	3
Eagle Bancorp*	176	9
Easterly Government Properties REIT	117	2
EastGroup Properties REIT	183	13
Education Realty Trust REIT	368	17
eHealth*	108	1
EMC Insurance Group	72	2
Employers Holdings	205	6
Encore Capital Group*	173	4
Enova International*	265	3
Enstar Group (Bermuda)*	61	10
Enterprise Financial Services	134	4
EPR Properties REIT	156	12
Equity Bancshares, Cl A*	63	2
Equity One REIT	414	13
Essent Group (Bermuda)*	394	10
EverBank Financial	543	10
Evercore Partners, Cl A	207	11
EZCORP, Cl A*	390	4
Farmers Capital Bank	68	2
FBL Financial Group, Cl A	67	4
FCB Financial Holdings, Cl A*	175	7
Federal Agricultural Mortgage, Cl C	76	3
Federated National Holding	102	2
FelCor Lodging Trust REIT	798	6
Fidelity & Guaranty Life	99	2
Fidelity Southern	60	1
Fifth Street Asset Management	216	1
Financial Engines	300	10
Financial Institutions	113	3
First American Financial	336	14
First Bancorp	149	3
First Bancorp	98	2
First BanCorp (Puerto Rico)*	708	3
First Busey	177	4
First Business Financial Services	77	2
First Cash Financial Services	171	9
First Commonwealth Financial	566	6
First Community Bancshares	142	3
First Connecticut Bancorp	142	2
First Defiance Financial	68	3
First Financial	89	4
First Financial Bancorp	351	8
First Financial Bankshares	381	14
First Industrial Realty Trust REIT	645	19
First Interstate BancSystem, Cl A	113	3

See Notes to Schedules of Investments.

65

P N C   S m a l l   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
First Merchants	230	$6
First Midwest Bancorp	475	9
First NBC Bank Holding*	129	2
First of Long Island	87	3
First Potomac Realty Trust REIT	241	2
Flagstar Bancorp*	149	4
Flushing Financial	205	5
FNB	1,165	15
Forestar Group*	227	3
Franklin Street Properties REIT	568	7
FRP Holdings*	58	2
Fulton Financial	916	13
GAIN Capital Holdings	69	–
GAMCO Investors, Cl A	37	1
GEO Group REIT	424	9
German American Bancorp	95	4
Getty Realty REIT	167	4
Glacier Bancorp	437	13
Global Indemnity PLC (Ireland)*	71	2
Government Properties Income Trust REIT	362	8
Gramercy Property Trust REIT	2,382	23
Great Southern Bancorp	38	2
Great Western Bancorp	315	11
Green Bancorp*	198	2
Green Dot, Cl A*	209	5
Greenhill	129	3
Greenlight Capital Re, Cl A (Cayman Islands)*	175	4
Guaranty Bancorp	133	2
Hallmark Financial Services*	142	2
Hancock Holding	446	15
Hanmi Financial	209	5
HCI Group	67	2
Healthcare Realty Trust REIT	567	20
Heartland Financial USA	113	4
Heritage Commerce	63	1
Heritage Financial	199	4
Heritage Insurance Holdings	214	3
Heritage Oaks Bancorp	198	2
Hersha Hospitality Trust REIT	218	4
HFF, Cl A*	209	6
Highwoods Properties REIT	253	13
Hilltop Holdings*	444	10
Hingham Institution For Savings	13	2
Home BancShares	648	15
Hope Bancorp	815	14
Horace Mann Educators	247	9
Houlihan Lokey	96	2
Hudson Pacific Properties REIT	426	14
Huntington Bancshares	1,620	16
IBERIABANK	223	15
Impac Mortgage Holdings*	84	1
Independence Holding	80	1
Independent Bank	172	3
Independent Bank	149	8
Independent Bank Group	68	3
Infinity Property & Casualty	76	6
International Bancshares	328	10
INTL. FCStone*	109	4
Invesco Mortgage Capital REIT	667	11
Investment Technology Group	217	3
Investors Bancorp	1,858	23
Investors Real Estate Trust REIT	664	4

	Number of Shares	Value (000)

iStar REIT*	531	$6
James River Group Holdings (Bermuda)	86	3
Janus Capital Group	863	13
JG Wentworth, Cl A*	448	–
Kansas City Life Insurance	34	1
KCG Holdings, Cl A*	244	4
Kearny Financial	582	8
Kemper	243	9
Kennedy-Wilson Holdings	467	10
Kite Realty Group Trust REIT	496	14
Lakeland Bancorp	279	4
Lakeland Financial	170	6
LaSalle Hotel Properties REIT	587	16
LegacyTexas Financial Group	246	7
LendingTree*	44	4
Lexington Realty Trust REIT	1,249	13
Life Storage REIT	128	12
Live Oak Bancshares	171	2
LTC Properties REIT	217	11
Maiden Holdings (Bermuda)	345	5
MainSource Financial Group	149	4
Marcus & Millichap*	105	3
MarketAxess Holdings	85	14
Marlin Business Services	72	1
MB Financial	386	15
MBIA*	728	6
Medical Properties Trust REIT	1,350	21
Medley Management, Cl A	140	1
Mercantile Bank	120	3
Meridian Bancorp	234	4
MGIC Investment*	1,963	16
MidWestOne Financial Group	65	2
Moelis, Cl A	108	3
Monmouth Real Estate Investment REIT	340	5
National Bank Holdings, Cl A	200	5
National Bankshares	61	2
National Commerce*	80	2
National General Holdings	246	6
National Health Investors REIT	219	18
National Storage Affiliates Trust REIT	163	3
National Western Life Group, Cl A	16	3
Navigators Group	68	6
NBT Bancorp	267	9
Nelnet, Cl A	148	5
New Residential Investment REIT	1,180	17
New York Mortgage Trust REIT	745	5
New York REIT	919	9
NewStar Financial*	190	2
Northfield Bancorp	311	5
Northwest Bancshares	589	9
Ocwen Financial*	678	2
OFG Bancorp (Puerto Rico)	306	3
Old National Bancorp	787	11
OM Asset Management PLC (United Kingdom)	175	2
One Liberty Properties REIT	102	2
OneBeacon Insurance Group, Cl A	69	1
Oppenheimer Holdings, Cl A	10	–
Opus Bank	122	4
Oritani Financial	281	5
Park National	76	7
Park Sterling	361	3
Parkway Properties REIT	431	8

See Notes to Schedules of Investments.

66

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Pebblebrook Hotel Trust REIT	409	$12
Penns Woods Bancorp	40	2
Pennsylvania Real Estate Investment Trust REIT	340	9
PennyMac Financial Services, Cl A*	120	2
PennyMac Mortgage Investment Trust REIT	437	7
People’s Utah Bancorp	58	1
PHH*	268	4
Physicians Realty Trust REIT	787	17
PICO Holdings*	149	2
Pinnacle Financial Partners	214	12
Piper Jaffray*	89	4
Potlatch REIT	235	9
PRA Group*	288	9
Preferred Apartment Communities, Cl A REIT	180	3
Preferred Bank	95	3
Primerica	279	16
PrivateBancorp	434	20
Prosperity Bancshares	407	23
Provident Bancorp*	74	1
Provident Financial Services	381	8
PS Business Parks REIT	113	13
Pzena Investment Management, Cl A	176	1
QTS Realty Trust, Cl A REIT	256	14
Radian Group	1,286	18
RAIT Financial Trust REIT	746	2
Ramco-Gershenson Properties Trust REIT	417	8
RCS Capital, Cl A* (A)	2,337	–
RE/MAX Holdings, Cl A	87	4
Redwood Trust REIT	503	7
Regional Management*	102	2
Renasant	238	8
Resource Capital REIT	134	2
Retail Opportunity Investments REIT	581	13
Rexford Industrial Realty REIT	402	9
RLI	245	17
RLJ Lodging Trust REIT	719	17
RMR Group, Cl A	67	3
Ryman Hospitality Properties REIT	252	14
S&T Bancorp	162	5
Sabra Health Care REIT	317	8
Safeguard Scientifics*	149	2
Safety Insurance Group	88	6
Sandy Spring Bancorp	171	5
Saul Centers REIT	58	4
Seacoast Banking Corp of Florida*	176	3
Select Income REIT	337	9
Selective Insurance Group	326	13
ServisFirst Bancshares	145	8
Sierra Bancorp	115	2
Simmons First National, Cl A	143	7
South State	144	11
Southside Bancshares	184	6
Southwest Bancorp	147	3
St. Joe*	361	7
STAG Industrial REIT	336	8
State Bank Financial	227	5
Sterling Bancorp	699	12
Stewart Information Services	106	5
Stifel Financial*	381	15
Stock Yards Bancorp	142	5
Stonegate Bank	83	3
STORE Capital REIT	253	8

	Number of Shares	Value (000)

Summit Hotel Properties REIT	555	$8
Sun Communities REIT	179	14
Sunstone Hotel Investors REIT	1,209	17
Talmer Bancorp, Cl A	329	8
Tejon Ranch*	95	2
Terreno Realty REIT	273	7
Territorial Bancorp	72	2
Texas Capital Bancshares*	270	14
Third Point Reinsurance (Bermuda)*	383	5
Tompkins Financial	95	7
Towne Bank	287	7
TriCo Bancshares	149	4
TriState Capital Holdings*	201	3
Triumph Bancorp*	123	2
TrustCo Bank	645	5
Trustmark	399	11
UMB Financial	244	15
Umpqua Holdings	1,303	21
Union Bankshares	274	8
United Bankshares	397	16
United Community Banks	361	8
United Community Financial	423	3
United Development Funding IV REIT (A)	204	1
United Financial Bancorp	336	5
United Fire Group	135	6
United Insurance Holdings	136	2
Universal Health Realty Income Trust REIT	84	5
Universal Insurance Holdings	203	5
Univest Corporation of Pennsylvania	133	3
Urban Edge Properties REIT	520	15
Urstadt Biddle Properties, Cl A REIT	166	4
Virtu Financial, Cl A	62	1
Virtus Investment Partners	37	3
Walker & Dunlop*	168	4
Walter Investment Management*	227	1
Washington Federal	542	14
Washington Real Estate Investment Trust REIT	412	13
Washington Trust Bancorp	95	4
Waterstone Financial	197	3
Webster Financial	518	20
WesBanco	184	6
West Bancorporation	136	3
Westamerica Bancorporation	161	8
Western Alliance Bancorp*	474	18
Western Asset Mortgage Capital REIT	158	2
Westwood Holdings Group	48	2
Wintrust Financial	263	15
WisdomTree Investments	633	7
World Acceptance*	55	3
WSFS Financial	189	7
Yadkin Financial	257	7

		2,534

Healthcare — 12.7%
Abaxis	139	7
ABIOMED*	118	14
ACADIA Pharmaceuticals*	371	12
Acceleron Pharma*	145	4
Accuray*	511	3
Aceto	126	3
Achillion Pharmaceuticals*	637	5
Acorda Therapeutics*	261	6

See Notes to Schedules of Investments.

67

P N C   S m a l l   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Adamas Pharmaceuticals*	62	$1
Adeptus Health, Cl A*	87	4
Aduro Biotech*	254	4
Adverum Biotechnologies*	50	–
Aegerion Pharmaceuticals*	204	–
Agenus*	397	2
Air Methods*	227	8
Albany Molecular Research*	202	3
Alder Biopharmaceuticals*	292	10
Almost Family*	57	2
AMAG Pharmaceuticals*	215	5
Amedisys*	176	8
AMN Healthcare Services*	285	10
Amphastar Pharmaceuticals*	104	2
Amsurg*	183	12
Analogic	76	7
AngioDynamics*	190	3
ANI Pharmaceuticals*	63	4
Anika Therapeutics*	95	4
Antares Pharma*	675	1
Aptevo Therapeutics*	94	–
Ardelyx*	82	1
Arena Pharmaceuticals*	1,299	2
ARIAD Pharmaceuticals*	987	10
Array BioPharma*	781	3
Arrowhead Pharmaceuticals*	294	2
Atara Biotherapeutics*	164	3
AtriCure*	232	4
Atrion	10	5
BioCryst Pharmaceuticals*	301	1
BioDelivery Sciences International*	138	–
BioScrip*	362	1
BioSpecifics Technologies*	6	–
Calithera Biosciences*	5	–
Cambrex*	189	8
Cantel Medical	204	15
Cardiovascular Systems*	222	5
Catalent*	540	14
Celldex Therapeutics*	540	2
Cempra*	279	6
Cepheid*	407	14
Cerus*	638	4
Chemed	99	13
ChemoCentryx*	166	1
Chimerix*	207	1
Civitas Solutions*	30	1
Clovis Oncology*	236	6
Computer Programs & Systems	76	2
Concert Pharmaceuticals*	28	–
CONMED	166	7
Connecture*	72	–
Corcept Therapeutics*	429	2
CorVel*	65	3
Cross Country Healthcare*	227	3
CryoLife	89	1
CTI BioPharma*	961	–
Cynosure, Cl A*	144	8
Depomed*	356	7
Diplomat Pharmacy*	282	9
Dyax (A) (B)	828	1
Dynavax Technologies*	271	4
Eagle Pharmaceutical*	54	3

	Number of Shares	Value (000)

Editas Medicine*	59	$1
Emergent BioSolutions*	187	5
Enanta Pharmaceuticals*	106	2
Endocyte*	189	1
Endologix*	516	6
Ensign Group	253	5
Esperion Therapeutics*	71	1
Exact Sciences*	596	11
Exactech*	76	2
Exelixis*	1,262	14
FibroGen*	282	5
Five Prime Therapeutics*	141	6
Fluidigm*	184	2
Genesis Healthcare*	67	–
GenMark Diagnostics*	229	2
Genomic Health*	124	3
Geron*	893	2
Globus Medical, Cl A*	390	9
Haemonetics*	304	11
Halozyme Therapeutics*	549	5
Halyard Health*	230	8
HealthEquity*	219	7
HealthSouth	521	21
HealthStream*	133	4
Healthways*	218	5
HMS Holdings*	510	11
ICU Medical*	84	10
Idera Pharmaceuticals*	227	–
Immune Design*	76	1
ImmunoGen*	531	1
Immunomedics*	714	2
Impax Laboratories*	417	10
INC Research Holdings, Cl A*	218	10
Infinity Pharmaceuticals*	336	1
Innoviva	479	5
Inogen*	67	4
Inovio Pharmaceuticals*	466	4
Insmed*	421	5
Insulet*	324	14
Insys Therapeutics*	168	2
Integer Holdings*	198	5
Integra LifeSciences Holdings*	164	14
Intersect ENT*	103	2
Intra-Cellular Therapies*	178	7
Invacare	224	3
Ironwood Pharmaceuticals*	663	9
K2M Group Holdings*	193	3
Keryx Biopharmaceuticals*	501	2
Kindred Healthcare	427	5
Kite Pharma*	211	12
La Jolla Pharmaceutical*	31	1
Landauer	67	3
Lannett*	172	6
LeMaitre Vascular	113	2
Lexicon Pharmaceuticals*	244	3
LHC Group*	54	2
Ligand Pharmaceuticals*	103	11
LivaNova PLC (United Kingdom)*	232	14
Luminex*	271	6
MacroGenics*	207	6
Madrigal Pharmaceuticals*	73	1
Magellan Health*	143	8

See Notes to Schedules of Investments.

68

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
MannKind*	2,647	$2
Masimo*	256	15
Medicines*	381	15
Medidata Solutions*	314	17
Meridian Bioscience	246	5
Merit Medical Systems*	285	7
Merrimack Pharmaceuticals*	602	3
MiMedx Group*	675	5
Molina Healthcare*	233	13
Momenta Pharmaceuticals*	336	4
Myriad Genetics*	391	8
National HealthCare	68	4
National Research, Cl A	115	2
Natus Medical*	198	8
Nektar Therapeutics*	759	14
Neogen*	214	13
NeoGenomics*	387	3
Neurocrine Biosciences*	267	13
Nevro*	128	12
NewLink Genetics*	148	2
Nobilis Health (Canada)*	422	1
Novavax*	1,481	10
NuVasive*	270	18
Nuvectra*	139	1
NxStage Medical*	383	9
Omeros*	224	2
Omnicell*	221	8
Ophthotech*	161	9
OraSure Technologies*	409	4
Orexigen Therapeutics*	86	–
Orthofix International NV (Curacao)*	128	6
Osiris Therapeutics*	198	1
Otonomy*	191	3
OvaScience*	116	1
Owens & Minor	367	13
Pacific Biosciences of California*	380	3
Pacira Pharmaceuticals*	201	8
PAREXEL International*	309	21
PDL BioPharma	1,091	3
Penumbra*	134	9
Pernix Therapeutics Holdings*	551	–
Pfenex*	126	1
PharMerica*	190	5
Phibro Animal Health, Cl A	144	3
PRA Health Sciences*	124	6
Press Ganey Holdings*	108	4
Prestige Brands Holdings*	303	15
Progenics Pharmaceuticals*	562	4
Prothena PLC (Ireland)*	187	9
Providence Service*	80	4
PTC Therapeutics*	194	2
Quality Systems	316	4
Quidel*	201	4
Radius Health*	196	11
RadNet*	307	2
Raptor Pharmaceutical*	389	3
REGENXBIO*	52	1
Relypsa*	200	6
Repligen*	194	6
Retrophin*	163	3
Rigel Pharmaceuticals*	745	3
Rockwell Medical*	285	2

	Number of Shares	Value (000)

RTI Biologics*	501	$2
Sage Therapeutics*	168	6
Sangamo BioSciences*	432	2
Sarepta Therapeutics*	257	7
SciClone Pharmaceuticals*	328	3
SeaSpine Holdings*	48	1
Select Medical Holdings*	638	8
Sequenom*	1,108	3
Sientra*	159	1
Spark Therapeutics*	85	5
Spectranetics*	257	6
STAAR Surgical*	246	2
STERIS PLC (United Kingdom)	180	13
Sucampo Pharmaceuticals, Cl A*	189	2
Supernus Pharmaceuticals*	224	5
Surgical Care Affiliates*	136	6
SurModics*	106	3
Synergy Pharmaceuticals*	848	4
Team Health Holdings*	409	14
Teligent*	99	1
TESARO*	133	11
TG Therapeutics*	210	1
TherapeuticsMD*	694	5
Theravance Biopharma (Cayman Islands)*	192	5
Threshold Pharmaceuticals*	2,415	3
Tobira Therapeutics*	68	–
Triple-S Management, Cl B (Puerto Rico)*	150	3
Trupanion*	139	2
U.S. Physical Therapy	84	5
Ultragenyx Pharmaceutical*	200	13
Unilife*	61	–
Universal American*	314	2
Utah Medical Products	35	2
Vascular Solutions*	120	6
Verastem*	718	1
VIVUS*	204	–
Vocera Communications*	206	3
WellCare Health Plans*	128	14
West Pharmaceutical Services	160	13
Wright Medical Group NV (Netherlands)*	553	14
XOMA*	467	–
Zeltiq Aesthetics*	193	7
ZIOPHARM Oncology*	581	3
Zogenix*	80	1

		1,260

Industrials — 13.5%
AAON	263	7
AAR	244	6
ABM Industries	340	13
Acacia Research	218	1
ACCO Brands*	729	7
Accuride*	681	1
Actuant, Cl A	354	8
Advanced Drainage Systems	153	4
Advisory Board*	229	10
Aegion*	243	4
Aerojet Rocketdyne Holdings*	381	7
Aerovironment*	116	3
Aircastle (Bermuda)	390	8
Alamo Group	47	3
Albany International, Cl A	175	7

See Notes to Schedules of Investments.

69

P N C   S m a l l   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Allegiant Travel	68	$9
Allied Motion Technologies	61	1
Altra Industrial Motion	171	5
American Railcar Industries	38	2
American Science & Engineering	28	1
American Woodmark*	80	7
Apogee Enterprises	176	9
Applied Industrial Technologies	238	11
ARC Document Solutions*	317	1
ArcBest	119	2
Argan	93	4
Astec Industries	124	7
Astronics*	141	6
Atlas Air Worldwide Holdings*	158	6
AZZ	149	10
Barnes Group	321	13
Barrett Business Services	13	1
Beacon Roofing Supply*	328	15
BMC Stock Holdings*	249	5
Brady, Cl A	285	10
Briggs & Stratton	274	5
Brink’s	285	10
Builders FirstSource*	536	7
CAI International*	116	1
CBIZ*	339	4
CEB	190	11
Chart Industries*	201	6
CIRCOR International	108	6
Civeo (Canada)*	1,023	1
CLARCOR	287	19
Columbus McKinnon	133	2
Comfort Systems USA	227	6
Commercial Vehicle Group*	381	2
Continental Building Products*	204	5
CRA International*	84	2
Cubic	123	6
Curtiss-Wright	253	23
Deluxe	288	20
DigitalGlobe*	395	11
Douglas Dynamics	161	5
DXP Enterprises*	101	3
Dycom Industries*	193	16
Eagle Bulk Shipping (Marshall Islands)*	26	–
Echo Global Logistics*	133	3
EMCOR Group	361	21
Encore Wire	123	5
EnerSys	252	18
Engility Holdings*	113	3
Ennis	190	3
EnPro Industries	127	7
ESCO Technologies	171	8
Essendant	232	4
Esterline Technologies*	168	13
ExOne*	113	2
Exponent	158	8
Federal Signal	399	5
Forward Air	190	9
Franklin Covey*	106	2
Franklin Electric	285	11
FreightCar America	113	2
FTI Consulting*	244	11
G&K Services, Cl A	119	12

	Number of Shares	Value (000)

Generac Holdings*	399	$15
General Cable	235	4
Gibraltar Industries*	209	8
Global Brass & Copper Holdings	149	4
Gorman-Rupp	130	4
GP Strategies*	98	2
Graham	92	2
Granite Construction	234	11
Great Lakes Dredge & Dock*	417	2
Greenbrier	165	6
Griffon	216	4
H&E Equipment Services	190	3
Hawaiian Holdings*	280	13
Healthcare Services Group	417	17
Heartland Express	313	6
HEICO	114	8
Heidrick & Struggles International	133	2
Herman Miller	341	12
Hillenbrand	368	12
HNI	271	15
Hub Group, Cl A*	216	9
Hurco	62	2
Huron Consulting Group*	130	8
Hyster-Yale Materials Handling	68	4
ICF International*	133	6
InnerWorkings*	65	1
Insperity	103	7
Insteel Industries	133	4
Interface	407	7
John Bean Technologies	175	12
Kadant	82	4
Kaman	171	8
Kelly Services, Cl A	171	3
KEYW Holding*	206	2
Kforce	183	4
Kimball International, Cl B	127	2
Knight Transportation	357	10
Knoll	295	8
Korn/Ferry International	360	9
LB Foster, Cl A	97	1
Lindsay	71	5
LSI Industries	210	2
Lydall*	123	6
Marten Transport	171	4
Masonite International (Canada)*	176	12
MasTec*	383	11
Matson	215	8
Matthews International, Cl A	178	11
McGrath RentCorp	118	4
Meritor*	592	7
Mistras Group*	113	3
Mobile Mini	279	8
Moog, Cl A*	221	13
MRC Global*	614	9
MSA Safety	171	10
Mueller Industries	340	12
Mueller Water Products, Cl A	956	12
Multi-Color	80	5
MYR Group*	149	4
National Presto Industries	37	3
Navigant Consulting*	324	6
NCI Building Systems*	106	2

See Notes to Schedules of Investments.

70

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
NN	133	$2
Nortek* (A)	58	5
Northwest Pipe*	61	1
Novanta (Canada)*	220	4
Omega Flex*	37	1
On Assignment*	305	11
PAM Transportation Services*	31	1
Park-Ohio Holdings	58	2
Patrick Industries*	89	6
PGT*	267	3
Powell Industries	28	1
Primoris Services	176	3
Proto Labs*	136	7
Quad/Graphics	171	5
Quanex Building Products	176	3
Raven Industries	161	4
RBC Bearings*	133	11
Resources Connection	270	4
Rexnord*	576	13
Roadrunner Transportation Systems*	212	2
RPX*	216	2
Rush Enterprises, Cl A*	160	4
Safe Bulkers (Marshall Islands)*	1,155	1
Saia*	149	5
Simpson Manufacturing	246	11
SkyWest	317	9
SP Plus*	113	3
Standex International	76	6
Steelcase, Cl A	503	7
Sun Hydraulics	133	4
Swift Transportation*	497	9
TASER International*	321	9
Team*	193	6
Teledyne Technologies*	201	22
Tennant	113	7
Tetra Tech	367	13
Textainer Group Holdings (Bermuda)	93	1
Thermon Group Holdings*	221	4
Titan International	324	3
Trex*	178	11
TriMas*	205	4
TriNet Group*	275	6
Triton International (Bermuda)*	275	4
TrueBlue*	246	5
Tutor Perini*	252	6
Ultrapetrol (Bahamas)*	1,532	1
UniFirst	91	12
Universal Forest Products	123	13
Universal Truckload Services	93	1
US Ecology	138	6
Viad	145	5
Vicor*	87	1
Virgin America*	135	8
VSE	68	2
Wabash National*	423	6
WageWorks*	211	13
Watts Water Technologies, Cl A	171	11
Werner Enterprises	268	6
Wesco Aircraft Holdings*	341	5
West	312	7
Woodward	353	22
Xerium Technologies*	108	1

	Number of Shares	Value (000)

XPO Logistics*	534	$19
YRC Worldwide*	198	2

		1,342

Information Technology — 17.9%
ACI Worldwide*	674	13
Actua*	183	2
Acxiom*	447	12
ADTRAN	310	6
Advanced Energy Industries*	245	11
Advanced Micro Devices*	3,736	28
Alarm.com Holdings*	87	2
Alpha & Omega Semiconductor (Bermuda)*	161	3
Ambarella (Cayman Islands)*	182	13
American Software, Cl A	210	2
Amkor Technology*	742	7
Angie’s List*	308	3
Anixter International*	165	11
Applied Micro Circuits*	475	3
Applied Optoelectronics*	122	2
Aspen Technology*	497	23
AVG Technologies NV (Netherlands)*	249	6
AVX	307	4
Axcelis Technologies*	220	3
Badger Meter	91	6
Bankrate*	431	3
Barracuda Networks*	160	4
Bazaarvoice*	121	–
Bel Fuse, Cl B	115	3
Belden	249	19
Benchmark Electronics*	328	8
Black Box	113	2
Blackbaud	270	18
Blackhawk Network Holdings*	276	9
Blucora*	280	3
Bottomline Technologies*	227	5
Brightcove*	198	3
BroadSoft*	175	8
Brocade Communications Systems	356	3
Brooks Automation	299	4
Cabot Microelectronics	149	7
CACI International, Cl A*	138	14
CalAmp*	227	3
Calix*	304	2
Callidus Software*	285	5
Cardtronics, Cl A (United Kingdom)*	266	12
Cass Information Systems	80	5
Cavium*	386	21
CEVA*	157	5
Ciber*	608	1
Ciena*	749	16
Cimpress NV (Netherlands)*	190	19
Cirrus Logic*	361	18
Coherent*	139	15
Cohu	199	2
CommVault Systems*	266	14
comScore*	244	8
Comtech Telecommunications	123	2
Convergys	568	17
Cornerstone OnDemand*	308	14
CPI Card Group	173	1
Cray*	246	6

See Notes to Schedules of Investments.

71

P N C   S m a l l   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
CSG Systems International	199	$9
CTS	227	4
Cvent*	147	5
Daktronics	246	2
Datalink*	208	2
DHI Group*	311	2
Diebold	385	11
Digi International*	209	2
Diodes*	227	5
DSP Group*	203	2
DTS	125	4
EarthLink Holdings	446	3
Ebix	163	9
Electronics For Imaging*	274	13
Ellie Mae*	166	16
Endurance International Group Holdings*	383	3
EnerNOC*	160	1
Entegris*	853	15
Envestnet*	256	10
EPAM System*	280	19
Epiq Systems	227	4
ePlus*	37	3
Euronet Worldwide*	165	13
Everi Holdings*	534	1
EVERTEC (Puerto Rico)	393	7
Everyday Health*	264	2
Exar*	246	2
ExlService Holdings*	198	10
Extreme Networks*	626	2
Fabrinet (Cayman Islands)*	218	8
Fair Isaac	177	23
Fairchild Semiconductor International*	677	13
FARO Technologies*	116	4
FEI	126	13
Finisar*	562	12
Five9*	209	3
Fleetmatics Group PLC (Ireland)*	223	13
FormFactor*	447	5
Forrester Research	84	3
Gigamon*	157	7
Globant SA (Luxembourg)*	108	4
Glu Mobile*	613	1
GrubHub*	480	19
Guidewire Software*	228	14
Hackett Group	176	3
Harmonic*	616	3
HubSpot*	179	10
II-VI*	331	7
Immersion*	267	2
Imperva*	179	8
inContact*	266	4
Infinera*	893	8
Infoblox*	345	7
Inphi*	209	9
Insight Enterprises*	250	8
Integrated Device Technology*	777	16
Interactive Intelligence Group*	95	6
InterDigital	218	16
Internap*	399	1
Intersil, Cl A	782	15
Intralinks Holdings*	285	3
InvenSense*	511	4

	Number of Shares	Value (000)

Itron*	231	$11
Ixia*	434	5
IXYS	66	1
j2 Global	271	18
Jive Software*	87	–
Kimball Electronics*	193	2
Lattice Semiconductor*	782	5
Limelight Networks*	548	1
Lionbridge Technologies*	456	2
Liquidity Services*	212	2
Littelfuse	131	17
LivePerson*	218	2
LogMeIn*	149	12
Luxoft Holding (British Virgin Islands)*	110	6
M/A-COM Technology Solutions Holdings*	144	6
Manhattan Associates*	240	15
ManTech International, Cl A	157	6
Marchex, Cl B*	365	1
MAXIMUS	376	22
MaxLinear, Cl A*	323	6
Mentor Graphics	539	13
Mercury Systems*	223	5
Mesa Laboratories	24	3
Methode Electronics	226	8
Microsemi*	621	25
MicroStrategy, Cl A*	55	9
MKS Instruments	316	15
ModusLink Global Solutions*	574	1
MoneyGram International*	255	2
Monolithic Power Systems	226	17
Monotype Imaging Holdings	230	5
Monster Worldwide*	660	2
MTS Systems	101	5
Nanometrics*	184	4
NeoPhotonics*	226	3
NETGEAR*	191	11
NetScout Systems*	534	16
NeuStar, Cl A*	340	9
NIC*	399	9
Nimble Storage*	343	3
NVE	37	2
Oclaro*	724	6
OSI Systems*	121	8
Park Electrochemical	136	2
Paycom Software*	236	12
PC Connection*	88	2
PDF Solutions*	213	4
Pegasystems	227	6
Perficient*	227	5
Photronics*	422	4
Plantronics	203	10
Plexus*	209	10
Polycom*	780	10
Power Integrations	171	10
Progress Software*	315	9
Proofpoint*	224	17
PROS Holdings*	139	3
Qualys*	179	6
Quantum*	1,692	1
Quotient Technology*	400	5
Rambus*	700	10
RealPage*	304	8

See Notes to Schedules of Investments.

72

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Reis	80	$2
RetailMeNot*	284	3
Rofin-Sinar Technologies*	190	6
Rogers*	115	6
Rovi*	488	10
Rubicon Project*	180	2
Rudolph Technologies*	226	4
Sanmina*	468	12
ScanSource*	164	6
Science Applications International	265	17
Seachange International*	69	–
Semtech*	396	11
ServiceSource International*	120	1
ShoreTel*	234	2
Shutterstock*	134	8
Silicon Graphics International*	291	2
Silicon Laboratories*	252	14
Silver Spring Networks*	148	2
Sonus Networks*	360	3
SPS Commerce*	95	6
Stamps.com*	84	8
Super Micro Computer*	176	4
Sykes Enterprises*	249	7
Synaptics*	210	12
Synchronoss Technologies*	218	9
SYNNEX	168	18
Syntel*	186	9
Take-Two Interactive Software*	483	21
Tangoe*	209	2
Tech Data*	206	15
TechTarget*	148	1
Telenav*	247	1
TeleTech Holdings	113	3
Tessera Technologies	315	11
TiVo*	603	6
Travelport Worldwide (Bermuda)	620	8
Travelzoo*	123	2
TTM Technologies*	432	5
TubeMogul*	54	–
Tyler Technologies*	80	13
Ubiquiti Networks*	186	10
Ultra Clean Holdings*	168	1
Ultratech*	189	5
Unisys*	324	3
Universal Display*	234	13
Varonis Systems*	84	2
VASCO Data Security International*	193	4
Veeco Instruments*	235	5
Verint Systems*	375	13
ViaSat*	241	18
VirnetX Holding*	413	1
Virtusa*	160	4
Vishay Intertechnology	816	12
Vishay Precision Group*	121	2
Web.com Group*	197	3
WebMD Health*	220	11
Wix.com (Israel)*	134	6
Xcerra*	361	2
XO Group*	198	4
Zedge, Cl B*	33	–
Zendesk*	439	13

	Number of Shares	Value (000)

Zix*	527	$2

		1,773

Materials — 4.3%
A. Schulman	190	5
AEP Industries	34	4
AK Steel Holding*	1,469	7
American Vanguard	190	3
Balchem	179	13
Berry Plastics Group*	315	14
Boise Cascade*	249	7
Calgon Carbon	340	5
Carpenter Technology	280	10
Century Aluminum*	365	2
Chase	58	4
Chemtura*	396	12
Clearwater Paper*	116	7
Cliffs Natural Resources*	1,137	6
Coeur Mining*	845	11
Commercial Metals	573	9
Core Molding Technologies*	98	1
Deltic Timber	76	5
Ferro*	449	6
Ferroglobe PLC (United Kingdom)	288	2
Flotek Industries*	355	6
FutureFuel	161	2
H.B. Fuller	294	14
Handy & Harman*	38	1
Hawkins	80	4
Haynes International	91	3
Headwaters*	443	8
Hecla Mining	2,146	12
Innophos Holdings	139	6
Innospec	153	9
Intrepid Potash*	914	1
Kaiser Aluminum	103	9
KapStone Paper and Packaging	514	9
KMG Chemicals	82	2
Koppers Holdings*	133	4
Kraton Performance Polymers*	209	8
Louisiana-Pacific*	836	16
LSB Industries*	163	2
Materion	135	4
Minerals Technologies	201	14
Myers Industries	190	3
Neenah Paper	104	8
Olin	928	20
Olympic Steel	81	2
OMNOVA Solutions*	340	3
P.H. Glatfelter	217	5
PolyOne	506	17
Quaker Chemical	82	8
Rayonier Advanced Materials	331	4
Rentech*	340	1
Ryerson Holding*	138	2
Schweitzer-Mauduit International	186	7
Sensient Technologies	262	19
Stepan	113	8
Stillwater Mining*	704	9
SunCoke Energy	433	3
TerraVia Holdings*	330	1
TimkenSteel*	306	3

See Notes to Schedules of Investments.

73

P N C   S m a l l   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Trecora Resources*	175	$2
Tredegar	171	3
Trinseo SA (Luxembourg)	148	9
Tronox, Cl A (Australia)	488	4
U.S. Concrete*	91	5
United States Lime & Minerals	24	2
Valhi	443	1
Worthington Industries	294	13

		429

Telecommunication Services — 0.7%
8x8*	427	6
ATN International	58	4
Cincinnati Bell*	1,383	6
Cogent Communications Holdings	274	10
Consolidated Communications Holdings	235	6
FairPoint Communications*	68	1
General Communication, Cl A*	143	2
Globalstar*	2,917	5
IDT, Cl B	98	1
Inteliquent	145	2
Iridium Communications*	545	4
Leap Wireless International (A) (B)	180	–
Lumos Networks*	55	1
Shenandoah Telecommunications	299	8
Spok Holdings	171	3
Vonage Holdings*	869	5
Windstream Holdings	610	5

		69

Utilities — 3.3%
ALLETE	261	15
American States Water	225	9
Atlantic Power (Canada)	893	2
Avista	347	14
Black Hills	285	17
California Water Service Group	236	7
Chesapeake Utilities	67	4
Connecticut Water Service	45	2
Dynegy*	693	9
El Paso Electric	198	9
Empire District Electric	219	7
IDACORP	275	21
MGE Energy	204	11
Middlesex Water	65	2
New Jersey Resources	474	16
Northwest Natural Gas	136	8
NorthWestern	268	16
NRG Yield, Cl A	244	4
NRG Yield, Cl C	189	3
ONE Gas	288	18
Ormat Technologies	204	10
Otter Tail	169	6
Pattern Energy Group	269	6
Piedmont Natural Gas	212	13
PNM Resources	457	15
Portland General Electric	498	21
South Jersey Industries	436	13
Southwest Gas	263	18
Spire	247	16
Unitil	58	2

	Number of Shares	Value (000)

WGL Holdings	280	$18

		332

Total Common Stocks
(Cost $9,204)		9,552

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 2000 Index Fund†	809	100

Total Exchange-Traded Fund
(Cost $89)		100

RIGHTS — 0.0%
Par Pacific Holdings*	111	–
Chelsea Therapeutics International (A) (B)	309	–

Total Rights
(Cost $0)		–

MONEY MARKET FUND — 2.8%
PNC Government Money Market Fund,
Class I Shares 0.190%† (C)	279,497	279

Total Money Market Fund
(Cost $279)		279

WARRANTS — 0.0%
Hercules Offshore, Exp. 2021 (A) (B)	64	–

Total Warrants
(Cost $ – )		–

TOTAL INVESTMENTS — 100.0%
(Cost $9,572)**		9,931

Other Assets & Liabilities – 0.0%		–

TOTAL NET ASSETS — 100.0%		$9,931

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,584.

Gross unrealized appreciation (000)	$1,431
Gross unrealized depreciation (000)	(1,084)

Net unrealized appreciation (000)	$347

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of net assets as of August 31, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

74

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$9,545	$5	$2	$9,552

Exchange-Traded Fund	100	–	–	100

Money Market Fund	279	–	–	279

Rights	–	–	–	–

Warrants	–	–	–	–

Total Assets - Investments in Securities	$9,924	$5	$2	$9,931

There were no material transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

75

P N C   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 10.1%
Automotive — 5.3%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$375	$376
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	345	345
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	397	397
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A2A
0.810%, 01/15/18	36	36
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	85	85
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	305	305
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	130	130
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	200	199
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	201	201
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	421	420
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	760	761
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	405	405

		3,660

Credit Cards — 4.0%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	500	502
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	905	907
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	365	367
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	395	395
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	595	598

		2,769

	Par (000)	Value (000)

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	$269	$269

Utilities — 0.4%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	254

Total Asset-Backed Securities (Cost $6,939)		6,952

CORPORATE BONDS — 32.9%
Aerospace — 0.4%
Lockheed Martin
3.800%, 03/01/45	240	249

Automotive — 1.4%
Ford Motor Credit LLC (MTN)
1.238%, 11/08/16 (A)	265	265
General Motors Financial
3.200%, 07/13/20	250	256
Toyota Motor Credit (MTN)
3.400%, 09/15/21	200	216
Volkswagen Group of America Finance LLC
1.187%, 05/23/17 (A) 144A	200	199

		936

Cable — 2.0%
21st Century Fox America
8.450%, 08/01/34	265	403
CBS
4.000%, 01/15/26	170	183
Discovery Communications LLC
3.250%, 04/01/23	260	260
Scripps Networks Interactive
2.800%, 06/15/20	250	255
Time Warner Cable
4.500%, 09/15/42	250	242

		1,343

Consumer Discretionary — 1.4%
Carnival
3.950%, 10/15/20	320	346
Comcast
3.200%, 07/15/36	180	180
Hasbro
6.300%, 09/15/17	249	261
Marriott International
3.125%, 06/15/26	185	188

		975

Consumer Services — 0.3%
Automatic Data Processing
3.375%, 09/15/25	190	207

Consumer Staples — 0.6%
Procter & Gamble
5.550%, 03/05/37	125	178
WhiteWave Foods
5.375%, 10/01/22	190	215

		393

See Notes to Schedules of Investments.

76

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — 2.4%
ConocoPhillips
6.500%, 02/01/39	$170	$223
Energy Transfer Partners LP
4.050%, 03/15/25	175	175
6.125%, 12/15/45	60	65
EQT
4.875%, 11/15/21	245	267
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	121	135
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	237	271
Petroleos Mexicanos
6.000%, 03/05/20	155	170
Phillips 66
4.650%, 11/15/34	165	180
Williams Partners LP
4.125%, 11/15/20	165	171

		1,657

Financials — 10.8%
American Express
6.800%, 09/01/66 (A)	225	225
American Express Credit (GMTN)
2.250%, 08/15/19	335	342
Bank of America (MTN)
4.000%, 04/01/24	235	254
4.200%, 08/26/24	335	355
BankUnited
4.875%, 11/17/25	165	172
BB&T (MTN)
2.050%, 05/10/21	180	181
BBVA Bancomer SA
4.375%, 04/10/24 144A	250	265
Capital One Financial
4.200%, 10/29/25	100	104
Capital One NA
2.400%, 09/05/19	250	254
Citigroup
2.050%, 12/07/18	305	307
4.450%, 09/29/27	200	211
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	300	301
Deutsche Bank AG
2.950%, 08/20/20	315	314
Goldman Sachs Group
5.750%, 01/24/22	160	186
HSBC Holdings PLC
5.100%, 04/05/21	310	346
International Lease Finance
6.250%, 05/15/19	200	218
JPMorgan Chase
4.625%, 05/10/21	350	388
Kimco Realty REIT
2.800%, 10/01/26	170	169
Lloyds Banking Group PLC
4.650%, 03/24/26	250	260
Morgan Stanley (GMTN)
2.125%, 04/25/18	290	293
4.875%, 11/01/22	200	222
Royal Bank of Canada
1.200%, 09/19/17	235	235

	Par (000)	Value (000)

Santander UK Group Holdings PLC
2.875%, 10/16/20	$220	$222
Spirit Realty LP
4.450%, 09/15/26 144A	220	220
State Street
1.950%, 05/19/21	125	126
Toronto-Dominion Bank (GMTN)
2.500%, 12/14/20	165	170
Visa
4.150%, 12/14/35	310	356
Wells Fargo
5.900%, 12/29/49 (A)	160	170
Wells Fargo (GMTN)
4.300%, 07/22/27	100	110
Wells Fargo (MTN)
3.300%, 09/09/24	105	111
Westpac Banking
2.250%, 07/30/18	235	239
1.650%, 05/13/19	125	125

		7,451

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	190	230
Kraft Heinz Foods
5.200%, 07/15/45	200	240

		470

Healthcare — 2.6%
AbbVie
1.750%, 11/06/17	305	306
2.300%, 05/14/21	145	147
Actavis Funding SCS
3.450%, 03/15/22	160	167
Amgen
4.400%, 05/01/45	245	263
Johnson & Johnson
3.550%, 03/01/36	250	282
Novartis Capital
3.700%, 09/21/42	195	210
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	150	154
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26	115	116
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	160	170

		1,815

Industrials — 0.3%
General Electric
4.125%, 10/09/42	190	214

Information Technology — 0.6%
Fidelity National Information Services
3.000%, 08/15/26	215	214
Microsoft
3.450%, 08/08/36	200	206

		420

Insurance — 1.8%
Assurant
2.500%, 03/15/18	235	238

See Notes to Schedules of Investments.

77

P N C   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
Berkshire Hathaway Finance
4.250%, 01/15/21	$215	$238
Chubb INA Holdings
2.875%, 11/03/22	125	132
MetLife
6.400%, 12/15/36	150	168
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	190	217
XLIT
2.300%, 12/15/18	150	152
4.450%, 03/31/25	112	114

		1,259

Materials — 0.4%
Cytec Industries
3.950%, 05/01/25	250	252

Real Estate Investment Trusts — 1.4%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	290	304
Digital Realty Trust LP
5.250%, 03/15/21	155	175
Host Hotels & Resorts LP
3.750%, 10/15/23	205	208
Realty Income
3.250%, 10/15/22	270	279

		966

Retail — 1.5%
Expedia
5.000%, 02/15/26 144A	200	211
Priceline Group
3.600%, 06/01/26	255	268
Wal-Mart Stores
5.625%, 04/01/40	385	525

		1,004

Technology — 1.5%
Apple
3.850%, 05/04/43	325	337
Avnet
4.625%, 04/15/26	195	203
KLA-Tencor
4.125%, 11/01/21	325	349
Oracle
4.300%, 07/08/34	160	177

		1,066

Telecommunications — 1.0%
AT&T
4.600%, 02/15/21	350	385
4.450%, 04/01/24	35	38
Verizon Communications
4.272%, 01/15/36	260	273

		696

Transportation — 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	145	171

	Par (000)	Value (000)

ERAC USA Finance LLC
5.625%, 03/15/42 144A	$200	$245
FedEx
3.900%, 02/01/35	200	209

		625

Utilities — 0.9%
Berkshire Hathaway Energy
6.125%, 04/01/36	182	245
Florida Power & Light
4.050%, 10/01/44	175	201
Puget Sound Energy
5.757%, 10/01/39	147	197

		643

Total Corporate Bonds (Cost $21,335)		22,641

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	240	309

Total Municipal Bond (Cost $243)		309

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.5%
Federal Home Loan Mortgage Corporation — 2.3%
9.500%, 10/01/20	3	3
8.500%, 09/01/16 (B)	–	–
8.000%, 07/01/25	19	22
7.500%, 09/01/30 (B)	–	–
6.000%, 09/01/19	5	5
5.500%, 06/01/33 (B)	–	–
4.500%, 07/01/40	445	487
3.500%, 06/01/42	662	699
3.000%, 12/01/42	335	349
2.685%, 01/01/36 (A)	5	5
2.565%, 12/01/36 (A)	6	6

		1,576

Federal National Mortgage Association — 24.4%
8.000%, 03/01/31	1	1
6.000%, 09/01/37	2	2
5.500%, 05/01/35	197	223
5.500%, 03/01/36	21	25
5.000%, 03/01/40	446	500
4.500%, 10/01/39	698	764
4.500%, 03/01/40	252	276
4.500%, 04/01/40	415	458
4.500%, 04/01/41	314	344
4.000%, 09/01/39	16	17
4.000%, 11/01/40	700	752
4.000%, 01/01/41	821	894
4.000%, 02/01/41	523	562
4.000%, 07/01/42	532	572
4.000%, 11/01/44	729	786
4.000%, 11/01/45	549	588
3.500%, 01/01/28	328	346
3.500%, 09/01/29	379	400
3.500%, 11/01/29	253	267
3.500%, 03/01/41	552	583

See Notes to Schedules of Investments.

78

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 07/01/42	$585	$625
3.500%, 08/01/42	610	648
3.500%, 10/01/42	522	553
3.500%, 11/01/42	50	53
3.500%, 02/01/43	613	652
3.500%, 08/01/43	523	553
3.500%, 12/01/45	751	791
3.000%, 06/01/27	463	486
3.000%, 11/01/27	446	467
3.000%, 04/01/43	612	636
3.000%, 06/01/43	695	722
3.000%, 05/01/46	504	523
3.000%, 06/01/46	806	836
2.500%, 11/01/27	801	828
2.418%, 08/01/35 (A)	3	3

		16,736

Government National Mortgage Association — 2.8%
8.500%, 11/15/21	18	18
8.500%, 07/15/22	4	4
8.250%, 04/20/17 (B)	–	–
6.000%, 01/15/32 (B)	–	–
4.500%, 10/20/45	393	424
4.000%, 09/15/41	701	754
3.500%, 12/20/42	698	744

		1,944

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $19,576)		20,256

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds — 4.4%
4.500%, 02/15/36	115	164
3.750%, 08/15/41	270	354
3.125%, 08/15/44	905	1,078
2.500%, 02/15/45	1,375	1,452

		3,048

U.S. Treasury Inflationary Index Bond (TIP) — 2.7%
0.250%, 01/15/25	1,801	1,816

U.S. Treasury Notes — 18.7%
2.500%, 08/15/23	545	583
2.375%, 08/15/24	80	85
2.125%, 08/15/21	1,260	1,314
2.125%, 05/15/25	115	120
2.000%, 07/31/20	360	372
2.000%, 02/28/21	1,835	1,900
2.000%, 02/15/23	985	1,021
1.750%, 10/31/20	1,520	1,557
1.625%, 04/30/19	1,165	1,187
1.625%, 07/31/19	1,765	1,800
1.625%, 12/31/19	150	153
1.625%, 08/15/22	1,595	1,621
1.250%, 10/31/19	1,135	1,145

		12,858

Total U.S. Treasury Obligations (Cost $17,488)		17,722

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.9%
PNC Government Money Market Fund, Class I Shares 0.190%† (C)	616,657	$617

Total Money Market Fund (Cost $617)		617

TOTAL INVESTMENTS — 99.6% (Cost $66,198)*		68,497

Other Assets & Liabilities – 0.4%		278

TOTAL NET ASSETS — 100.0%		$68,775

*	Aggregate cost for Federal income tax purposes is (000) $66,268.

Gross unrealized appreciation (000)	$2,271
Gross unrealized depreciation (000)	(42)

Net unrealized appreciation (000)	$2,229

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2016.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,357 (000) and represents 2.0% of net assets as of August 31, 2016.

See Notes to Schedules of Investments.

79

P N C   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$6,952	$–	$6,952

Corporate Bonds	–	22,641	–	22,641

Money Market Fund	617	–	–	617

Municipal Bond	–	309	–	309

U.S. Government Agency Mortgage- Backed Obligations	–	20,256	–	20,256

U.S. Treasury Obligations	–	17,722	–	17,722

Total Assets - Investments in Securities	$617	$67,880	$–	$68,497

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

80

P N C   G o v e r n m e n t   M o r t g a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 89.4%
Federal Home Loan Mortgage Corporation — 10.6%
9.000%, 10/01/16 to 09/01/20	$2	$2
8.500%, 11/01/18 to 01/01/22	5	5
8.000%, 02/01/17 to 03/01/22	2	2
7.000%, 05/01/31	9	10
6.000%, 10/01/32	98	113
5.500%, 03/01/28	72	81
4.500%, 03/01/40 to 07/01/40	1,080	1,194
4.000%, 09/01/40 to 01/01/41	734	788
3.500%, 06/01/42 to 12/01/42	1,917	2,026
3.000%, 04/01/43 to 06/01/46	1,554	1,613

		5,834

Federal National Mortgage Association — 66.7%
10.000%, 06/01/21	1	1
9.000%, 02/01/17 to 10/01/19	2	2
8.500%, 11/01/21 to 09/01/23	3	4
8.000%, 02/01/23 to 03/01/23	3	4
7.500%, 09/01/22 to 07/01/31	71	87
7.000%, 09/01/31	30	31
6.500%, 02/01/38	372	432
6.000%, 01/01/37	469	540
5.500%, 12/01/18 to 01/01/35	1,084	1,226
5.000%, 10/01/35 to 10/01/39	1,263	1,413
4.500%, 06/01/20 to 09/01/43	3,274	3,597
4.000%, 07/01/25 to 04/01/46	6,644	7,142
3.500%, 08/01/26 to 02/01/46	10,702	11,313
3.000%, 04/01/27 to 06/01/46	7,653	7,983
2.500%, 09/01/27 to 08/01/30	2,634	2,728

		36,503

Government National Mortgage Association — 12.1%
9.250%, 12/15/19 to 05/15/21	15	15
9.000%, 07/15/17 to 11/15/24	31	34
8.750%, 12/15/16	2	2
8.500%, 02/15/17 to 09/15/24	43	44
8.000%, 04/15/17 to 04/15/30	107	117
7.500%, 05/15/22 to 09/20/30	181	197
7.000%, 03/15/23 to 07/15/31	292	326
5.000%, 10/15/39	863	970
4.500%, 03/15/39 to 10/20/45	1,308	1,438
4.000%, 09/15/39 to 10/20/44	1,965	2,110
3.500%, 06/20/42 to 01/20/43	1,276	1,358

		6,611

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $47,388)		48,948

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Notes — 5.8%
2.000%, 02/15/23	$1,005	$1,042
1.250%, 10/31/19	600	605
0.750%, 02/28/18	1,520	1,519

		3,166

Total U.S. Treasury Obligations (Cost $3,179)		3,166

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%

Fannie Mae, Series 2013-2, Cl AB
2.000%, 02/25/43	717	723
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	16	18
Freddie Mac, Series 4265, Cl GA
3.000%, 11/15/41	365	379

Total Collateralized Mortgage Obligations (Cost $1,116)		1,120

	Number of Shares
MONEY MARKET FUND — 3.5%
PNC Government Money Market Fund, Class I Shares 0.190%† (A)	1,898,357	1,898

Total Money Market Fund (Cost $1,898)		1,898

TOTAL INVESTMENTS — 100.7% (Cost $53,581)*		55,132

Other Assets & Liabilities – (0.7)%		(372)

TOTAL NET ASSETS — 100.0%		$54,760

*	Aggregate cost for Federal income tax purposes is (000) $53,582.

Gross unrealized appreciation (000)	$1,580
Gross unrealized depreciation (000)	(30)

Net unrealized appreciation (000)	$1,550

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

81

P N C   G o v e r n m e n t   M o r t g a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligations	$–	$1,120	$–	$1,120

Money Market Fund	1,898	–	–	1,898

U.S. Government Agency Mortgage- Backed Obligations	–	48,948	–	48,948

U.S. Treasury Obligations	–	3,166	–	3,166

Total Assets - Investments in Securities	$1,898	$53,234	$–	$55,132

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

82

P N C   H i g h   Y i e l d   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 89.6%
Automotive — 2.1%
General Motors Escrow Bond
8.375%, 07/15/33* (A) (B) (C)	$405	$–
Lear
5.375%, 03/15/24	125	134
Penske Automative Group
5.500%, 05/15/26	150	150

		284

Cable — 7.0%
Belo
7.750%, 06/01/27	225	243
Cable One
5.750%, 06/15/22 144A	200	211
CCO Holdings LLC
6.625%, 01/31/22	115	121
CSC Holdings LLC
8.625%, 02/15/19	325	364

		939

Consumer Discretionary — 0.6%
National CineMedia LLC
5.750%, 08/15/26 144A	75	77

Consumer Services — 12.3%
Avon Products
6.750%, 03/15/23	75	67
DreamWorks Animation SKG
6.875%, 08/15/20 144A	350	369
Graham Holdings
7.250%, 02/01/19	225	244
H&E Equipment Services
7.000%, 09/01/22	190	200
Live Nation Entertainment
7.000%, 09/01/20 144A	200	208
Royal Caribbean Cruises
7.500%, 10/15/27	240	290
Sotheby’s
5.250%, 10/01/22 144A	270	266

		1,644

Energy — 15.0%
Boardwalk Pipelines LP
5.950%, 06/01/26	150	164
Chesapeake Energy
7.250%, 12/15/18	50	50
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	170	109
Continental Resources
5.000%, 09/15/22	150	145
Denbury Resources
5.500%, 05/01/22	85	58
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	300	292
Kinder Morgan (GMTN)
7.750%, 01/15/32	200	241
Marathon Oil
5.900%, 03/15/18	119	124
McDermott International
8.000%, 05/01/21 144A	200	186
Peabody Energy
10.000%, 03/15/22 (C) 144A	250	81

	Par (000)	Value (000)

PHI
5.250%, 03/15/19	$250	$238
Regency Energy Partners LP
5.875%, 03/01/22	125	137
Transocean
6.000%, 03/15/18	110	110
Williams Partners LP
4.125%, 11/15/20	70	72

		2,007

Financials — 11.2%
Ally Financial
4.750%, 09/10/18	125	130
American Express
6.800%, 09/01/66 (D)	145	145
Bank of America
6.250%, 09/29/49 (D)	200	210
BankUnited
4.875%, 11/17/25	125	130
Citigroup
5.800%, 11/29/49 (D)	125	127
6.250%, 12/29/49 (D)	125	135
International Lease Finance
6.250%, 05/15/19	200	217
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	190	201
Wells Fargo
5.900%, 12/29/49 (D)	200	213

		1,508

Food, Beverage & Tobacco — 0.9%
Constellation Brands
6.000%, 05/01/22	100	116

Healthcare — 7.4%
DaVita HealthCare Partners
5.750%, 08/15/22	166	174
HCA Holdings
5.875%, 03/15/22	308	339
Select Medical
6.375%, 06/01/21#	350	351
Tenet Healthcare
6.000%, 10/01/20	125	132

		996

Industrials — 17.5%
Ball
4.000%, 11/15/23	150	153
Bombardier
7.750%, 03/15/20 144A	140	148
CNH Industrial
4.500%, 08/15/23	40	41
CNH Industrial Capital LLC
3.375%, 07/15/19	215	218
Crown Cork & Seal
7.375%, 12/15/26	215	242
K. Hovnanian Enterprises
7.250%, 10/15/20 144A	125	112
KLX
5.875%, 12/01/22 144A	270	283
Masco
7.750%, 08/01/29	362	434

See Notes to Schedules of Investments.

83

P N C   H i g h   Y i e l d   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	$225	$249
PulteGroup
7.875%, 06/15/32	235	274
United Rentals
4.625%, 07/15/23	183	187

		2,341

Information Technology — 1.1%
VeriSign
4.625%, 05/01/23	150	153

Materials — 2.7%
ArcelorMittal
10.850%, 06/01/19	175	209
Eldorado Gold
6.125%, 12/15/20 144A	150	153

		362

Retail — 6.8%
Expedia
5.000%, 02/15/26 144A	210	221
Hanesbrands
4.625%, 05/15/24 144A	215	225
Levi Strauss
6.875%, 05/01/22	190	202
Sally Holdings LLC
5.500%, 11/01/23	28	30
Wolverine World Wide
5.000%, 09/01/26 144A	230	230

		908

Telecommunications — 5.0%
DigitalGlobe
5.250%, 02/01/21 144A	369	367
SBA Telecommunications
5.750%, 07/15/20	300	309

		676

Total Corporate Bonds (Cost $11,592)		12,011

	Number of Shares	Value (000)
COMMON STOCK — 0.4%
Automotive — 0.4%
General Motors	1,780	$57

Total Common Stock (Cost $99)		57

MONEY MARKET FUND — 9.0%
PNC Government Money Market Fund, Class I Shares 0.190%† (E)	1,211,578	1,211

Total Money Market Fund (Cost $1,211)		1,211

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.0% (Cost $12,902)		13,279

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.7%

Affiliated Money Market Fund — 2.1%
PNC Government Money Market Fund, Class I Shares 0.190%† (E)	286,958	287

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (E)	73,055	73

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $360)		360

TOTAL INVESTMENTS — 101.7%
(Cost $13,262)**		13,639

Other Assets & Liabilities – (1.7)%		(229)

TOTAL NET ASSETS — 100.0%		$13,410

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $13,265.

Gross unrealized appreciation (000)	$569
Gross unrealized depreciation (000)	(195)

Net unrealized appreciation (000)	$374

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $347 (000).
(A)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents less than 0.1% of net assets as of August 31, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2016.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,386 (000) and represents 25.2% of net assets as of August 31, 2016.

See Notes to Schedules of Investments.

84

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stock	$57	$–	$–	$57

Corporate Bonds	–	12,011	–	12,011

Money Market Fund	1,211	–	–	1,211

Short-Term Investments Purchased With Collateral From Securities Loaned	360	–	–	360

Total Assets - Investments in Securities	$1,628	$12,011	$–	$13,639

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

85

P N C   I n t e r m e d i a t e   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 15.6%
Automotive — 7.2%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,480	$1,478
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	3,000	3,006
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	2,522	2,522
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	1,125	1,127
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	790	790
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	640	640
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	1,000	997
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	1,719	1,718
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,134	1,134
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	1,343	1,342
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	1,175	1,179
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A3
1.340%, 06/17/19	2,590	2,597
Toyota Auto Receivables Owner Trust,
Series 2013-B, Cl A3
0.890%, 07/17/17	1	1
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,654	1,653

		20,184

Credit Cards — 7.5%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	3,295	3,310
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,659
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	2,590	2,600

	Par (000)	Value (000)

Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A1
1.390%, 01/15/21	$2,610	$2,619
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	2,000	2,001
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	4,225	4,251
Citibank Credit Card Issuance Trust,
Series 2014-A2, Cl A2
1.020%, 02/22/19	2,000	2,001
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	863
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,835

		21,139

Equipment — 0.7%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	1,385	1,384
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	645	645

		2,029

Financials — 0.0%
GS Mortgage Securities Trust,
Series 2011-GC5, Cl A2
2.999%, 08/10/44	84	84

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	650

Total Asset-Backed Securities (Cost $44,011)		44,086

CORPORATE BONDS — 37.7%
Automotive — 2.0%
Ford Motor Credit LLC
3.000%, 06/12/17	1,000	1,012
General Motors Financial
3.200%, 07/13/20	1,500	1,534
PACCAR Financial (MTN)
1.435%, 12/06/18 (A)	800	806
Toyota Motor Credit Corp.
1.018%, 05/16/17 (A)	1,400	1,401
Volkswagen Group of America Finance LLC (MTN)
1.187%, 05/23/17 (A) 144A	855	853

		5,606

Cable — 0.9%
Discovery Communications LLC
3.300%, 05/15/22	1,040	1,059
Thomson Reuters
3.850%, 09/29/24	665	712

See Notes to Schedules of Investments.

86

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — continued
Time Warner
3.400%, 06/15/22	$750	$796

		2,567

Consumer Discretionary — 1.4%
Carnival
3.950%, 10/15/20	845	913
Hasbro
6.300%, 09/15/17	1,431	1,501
Marriott International
3.125%, 06/15/26	985	1,003
WhiteWave Foods
5.375%, 10/01/22	600	678

		4,095

Energy — 3.4%
Chevron
2.411%, 03/03/22	930	955
ConocoPhillips
2.875%, 11/15/21	755	776
Energy Transfer Partners LP
4.050%, 03/15/25	1,725	1,722
EQT
4.875%, 11/15/21	1,145	1,247
Exxon Mobil
0.693%, 03/15/17 (A)	2,585	2,586
1.622%, 03/01/19 (A)	435	439
Kinder Morgan Energy Partners LP
4.150%, 03/01/22	1,176	1,230
Petroleos Mexicanos (GMTN)
3.500%, 07/23/20	300	304
4.250%, 01/15/25	410	410

		9,669

Financials — 15.1%
American Express
3.625%, 12/05/24	875	912
American Honda Finance (GMTN)
1.157%, 10/07/16 (A)	1,250	1,251
Bank of America (MTN)
5.625%, 07/01/20	825	931
4.000%, 04/01/24	680	735
4.200%, 08/26/24	550	583
Bank of Montreal (MTN)
0.923%, 07/14/17 (A)	1,500	1,500
Bank of Nova Scotia/The
2.125%, 09/11/19	535	546
BankUnited
4.875%, 11/17/25	690	717
BB&T (MTN)
6.850%, 04/30/19	10	11
3.950%, 03/22/22	1,250	1,343
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,346
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
Capital One Financial
3.500%, 06/15/23	1,745	1,823
Citigroup
2.050%, 12/07/18	1,045	1,053
4.450%, 09/29/27	1,035	1,091

	Par (000)	Value (000)

Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	$1,090	$1,092
Deutsche Bank AG
1.350%, 05/30/17	980	978
Deutsche Bank AG (GMTN)
2.850%, 05/10/19	465	467
GE Capital International Funding Unlimited Co.
3.373%, 11/15/25	583	637
Goldman Sachs Group
5.750%, 01/24/22	1,270	1,473
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,323
HSBC Holdings PLC
4.300%, 03/08/26	420	452
International Lease Finance
6.250%, 05/15/19	905	985
John Deere Capital
1.231%, 01/08/19 (A)	1,640	1,647
John Deere Capital (MTN)
2.450%, 09/11/20	685	705
JPMorgan Chase
4.625%, 05/10/21	865	959
3.375%, 05/01/23	605	624
Lloyds Banking Group
3.100%, 07/06/21	840	853
Morgan Stanley (GMTN)
2.125%, 04/25/18	1,000	1,010
4.875%, 11/01/22	425	471
MUFG Americas Holdings
3.500%, 06/18/22	1,400	1,481
Royal Bank of Canada
1.200%, 09/19/17	715	715
1.875%, 02/05/20	2,400	2,422
Royal Bank of Canada (GMTN)
1.232%, 07/29/19 (A)	845	845
Santander UK Group Holdings PLC
2.875%, 10/16/20	1,205	1,214
Spirit Realty LP
4.450%, 09/15/26 144A	825	824
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,262
US Bancorp (MTN)
2.950%, 07/15/22	1,190	1,238
Visa
2.800%, 12/14/22	895	939
Wells Fargo (MTN)
3.300%, 09/09/24	870	919
4.100%, 06/03/26	1,525	1,655
Westpac Banking
2.600%, 11/23/20	1,440	1,481

		42,528

Food, Beverage & Tobacco — 0.4%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	365	396
3.650%, 02/01/26	675	721

		1,117

Healthcare — 2.2%
AbbVie
1.750%, 11/06/17	1,087	1,092
3.200%, 05/14/26	720	737

See Notes to Schedules of Investments.

87

P N C   I n t e r m e d i a t e   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Actavis Funding SCS
3.450%, 03/15/22	$695	$727
Aetna
1.500%, 11/15/17	1,658	1,662
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	1,535	1,574
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26	385	388

		6,180

Industrials — 0.3%
Avnet
4.625%, 04/15/26	760	789

Information Technology — 0.6%
Fidelity National Information Services
3.000%, 08/15/26	855	852
Oracle Corp.
2.650%, 07/15/26	720	727

		1,579

Insurance — 1.5%
Assurant
2.500%, 03/15/18	800	810
Berkshire Hathaway
3.750%, 08/15/21#	1,605	1,760
MetLife
4.368%, 09/15/23	645	715
XLIT
2.300%, 12/15/18	805	816

		4,101

Materials — 0.4%
Cytec Industries
3.950%, 05/01/25	910	918
Westlake Chemical Corp.
3.600%, 08/15/26 144A	340	340

		1,258

Real Estate Investment Trusts — 2.0%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	1,570	1,647
Digital Realty Trust LP
5.250%, 03/15/21	690	778
Host Hotels & Resorts LP
3.750%, 10/15/23	975	991
Realty Income
3.250%, 10/15/22	1,405	1,450
Ventas Realty LP
3.500%, 02/01/25	895	927

		5,793

Retail — 1.6%
CVS Health
3.500%, 07/20/22	1,385	1,488
Expedia
5.000%, 02/15/26 144A	655	691
Lowe’s
1.078%, 09/10/19 (A)	1,225	1,229

	Par (000)	Value (000)

Priceline Group
3.650%, 03/15/25	$440	$463
3.600%, 06/01/26	670	704

		4,575

Technology — 1.7%
Apple
2.400%, 05/03/23	1,465	1,500
KLA-Tencor
4.125%, 11/01/21	1,330	1,428
Oracle
2.500%, 05/15/22	1,185	1,215
Xilinx
3.000%, 03/15/21	605	631

		4,774

Telecommunications — 2.1%
AT&T
4.600%, 02/15/21	1,205	1,324
4.450%, 04/01/24	800	882
Charter Communications Operating LLC
4.464%, 07/23/22 144A	1,400	1,518
Cisco Systems
1.115%, 03/03/17 (A)	590	591
1.411%, 02/21/18 (A)	890	895
Verizon Communications
5.150%, 09/15/23	650	760

		5,970

Utilities — 2.1%
Berkshire Hathaway Energy
3.500%, 02/01/25	1,530	1,647
Duke Energy
5.050%, 09/15/19	1,385	1,524
Exelon Generation LLC
4.000%, 10/01/20	745	794
Xcel Energy
4.700%, 05/15/20	1,761	1,925

		5,890

Total Corporate Bonds (Cost $103,308)		106,491

REGIONAL BOND — 1.0%
Canada — 1.0%
Province of Quebec
2.500%, 04/20/26	945	970
Federal National Mortgage Association
1.250%, 08/17/21	2,000	1,990

		2,960

Total Regional Bond (Cost $2,934)		2,960

See Notes to Schedules of Investments.

88

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.1%
Federal National Mortgage Association — 5.1%
4.000%, 12/01/45	$ 2,598	$2,784
3.500%, 07/01/43	2,678	2,831
3.500%, 02/01/46	2,756	2,904
3.000%, 01/01/31	2,748	2,877
3.000%, 06/01/46	2,842	2,949

		14,345

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $14,299)		14,345

U.S. TREASURY OBLIGATIONS — 39.7%
U.S. Treasury Inflationary Index Bond (TIP) — 2.1%
0.250%, 01/15/25	5,801	5,848

U.S. Treasury Notes — 37.6%
2.625%, 08/15/20	7,825	8,277
2.625%, 11/15/20	1,085	1,150
2.500%, 08/15/23	6,435	6,886
2.500%, 05/15/24	725	778
2.375%, 08/15/24	2,680	2,852
2.250%, 11/15/24	4,810	5,077
2.125%, 08/15/21	9,749	10,164
2.125%, 05/15/25	6,095	6,378
2.000%, 07/31/20	7,250	7,496
2.000%, 02/28/21	11,340	11,744
1.750%, 10/31/20	5,310	5,438
1.625%, 07/31/19	12,085	12,325
1.625%, 12/31/19	1,215	1,239
1.625%, 08/15/22	7,635	7,758
1.250%, 01/31/19	11,750	11,854
1.250%, 10/31/19	2,805	2,829
1.000%, 06/30/19	3,975	3,985

Total U.S. Treasury Obligations (Cost $110,476)		112,078

	Number of Shares
MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund, Class I Shares 0.190%† (B)	1,597,471	1,597

Total Money Market Fund (Cost $1,597)		1,597

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.7% (Cost $276,625)		281,557

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.6%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund, Class I Shares 0.190%† (B)	361,772	$362

Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (B)	1,421,030	1,421

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,783)		1,783

TOTAL INVESTMENTS — 100.3%
(Cost $278,408)*		283,340

Other Assets & Liabilities – (0.3)%		(946)

TOTAL NET ASSETS — 100.0%		$282,394

*	Aggregate cost for Federal income tax purposes is (000) $278,502.

Gross unrealized appreciation (000)	$4,948
Gross unrealized depreciation (000)	(110)

Net unrealized appreciation (000)	$4,838

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,742 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,572 (000) and represents 2.0% of net assets as of August 31, 2016.

See Notes to Schedules of Investments.

89

P N C   I n t e r m e d i a t e   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$44,086	$–	$44,086

Corporate Bonds	–	106,491	–	106,491

Money Market Fund	1,597	–	–	1,597

Regional Bond	–	2,960	–	2,960

Short-Term Investments Purchased With Collateral From Securities Loaned	1,783	–	–	1,783

U.S. Government Agency Mortgage- Backed Obligations	–	14,345	–	14,345

U.S. Treasury Obligations	–	112,078	–	112,078

Total Assets - Investments in Securities	$3,380	$279,960	$–	$283,340

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

90

P N C   L i m i t e d   M a t u r i t y   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 23.9%
Automotive — 13.4%
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	$441	$441
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	1,030	1,028
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	2,360	2,365
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	2,890	2,895
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	3,100	3,108
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	2,865	2,866
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	3,085	3,086
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4
1.370%, 07/15/20	2,515	2,518
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	1,900	1,906
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A4
1.310%, 10/15/19	4,150	4,155
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	4,130	4,135
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A3
1.120%, 02/15/19	2,280	2,282
Toyota Auto Receivables Owner Trust,
Series 2016-A, Cl A3
1.250%, 03/16/20	2,260	2,263
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,305	1,304
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	927	925

		35,277

Credit Cards — 8.0%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	4,080	4,097
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,265
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	3,505	3,507

	Par	Value
	(000)	(000)

Chase Issuance Trust,
Series 2015-A7, Cl A7
1.620%, 07/15/20	$4,860	$4,899
Citibank Credit Card Issuance Trust,
Series 2014-A8, Cl A8
1.730%, 04/09/20	4,265	4,309

		21,077

Equipment — 2.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	3,476	3,474
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	2,060	2,060

		5,534

Utilities — 0.4%
CenterPoint Energy Transition Bond IV LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	1,038	1,037

Total Asset-Backed Securities
(Cost $62,841)		62,925

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	532	545
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	360	370
Fannie Mae, Series 2014-33, Cl AH
3.000%, 06/25/29	2,614	2,718
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	90	91
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	573	591
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	140	142
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	423	431
Freddie Mac, Series 3693, Cl BD
3.000%, 07/15/25	2,300	2,393
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	2,759	2,784
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	861	886
Freddie Mac, Series 4266, Cl LG
2.500%, 06/15/28	1,231	1,261
Ginnie Mae, Series 1998-GN1, Cl A
7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations
(Cost $12,236)		12,212

COMMERCIAL PAPER† — 0.5%
Shell International Finanace BV
1.017%, 05/10/17	1,320	1,312

Total Commercial Paper
(Cost $1,311)		1,312

See Notes to Schedules of Investments.

91

P N C   L i m i t e d   M a t u r i t y   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par	Value
	(000)	(000)
CORPORATE BONDS — 35.8%
Automotive — 3.1%
Daimler Finance North America LLC
1.650%, 03/02/18 144A	$2,150	$2,158
Ford Motor Credit LLC
2.375%, 01/16/18	1,500	1,515
Hyundai Capital America (MTN)
2.000%, 03/19/18 144A	1,835	1,845
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,946
1.650%, 05/22/18 144A	825	824

		8,288

Cable — 0.3%
Thomson Reuters
1.300%, 02/23/17	210	210
1.650%, 09/29/17	605	608

		818

Consumer Discretionary — 0.4%
Carnival
1.875%, 12/15/17	1,142	1,150

Energy — 2.9%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,670
Enterprise Products Operating LLC
1.650%, 05/07/18	1,420	1,422
Exxon Mobil
0.693%, 03/15/17 (B)	1,320	1,320
Kinder Morgan
2.000%, 12/01/17	1,695	1,697
Marathon Petroleum
2.700%, 12/14/18	600	614
TransCanada PipeLines
1.875%, 01/12/18	953	958

		7,681

Financials — 17.9%
American Express
7.000%, 03/19/18	700	759
American Express Credit (MTN)
1.550%, 09/22/17	520	522
1.800%, 07/31/18	1,625	1,639
Bank of America (MTN)
2.650%, 04/01/19	2,075	2,123
Bank of America NA
5.300%, 03/15/17	1,671	1,706
Bank of Montreal (MTN)
1.500%, 07/18/19	665	664
Bank of Nova Scotia
1.650%, 06/14/19	2,080	2,081
BNP Paribas SA (MTN)
2.400%, 12/12/18	1,365	1,386
2.450%, 03/17/19	1,399	1,424
Capital One NA
1.500%, 03/22/18	2,350	2,344
Citigroup
2.500%, 09/26/18	3,510	3,571
Commonwealth Bank of Australia (GMTN)
1.625%, 03/12/18	785	787
2.050%, 03/15/19	1,935	1,957
Cooperatieve Rabobank UA
1.375%, 08/09/19	1,770	1,761

	Par	Value
	(000)	(000)

Credit Suisse (GMTN)
1.750%, 01/29/18	$1,760	$1,763
Deutsche Bank AG
1.400%, 02/13/17	1,400	1,397
1.350%, 05/30/17	1,700	1,696
Goldman Sachs Group
2.375%, 01/22/18	2,500	2,532
HSBC USA
1.625%, 01/16/18	2,040	2,040
JPMorgan Chase
2.250%, 01/23/20	2,800	2,838
Lloyds Bank PLC
1.750%, 03/16/18	1,225	1,225
1.750%, 05/14/18	510	510
Morgan Stanley (GMTN)
2.125%, 04/25/18	2,390	2,414
MUFG Americas Holdings
1.625%, 02/09/18	535	535
National Australia Bank (GMTN)
2.000%, 01/14/19	1,860	1,878
Royal Bank of Canada
2.100%, 10/14/20	2,050	2,081
Santander UK PLC
2.500%, 03/14/19	1,430	1,451
UBS AG (GMTN)
1.375%, 08/14/17	700	700
1.800%, 03/26/18	635	638
Wells Fargo
2.150%, 01/30/20	670	681

		47,103

Food, Beverage & Tobacco — 1.8%
Anheuser-Busch Inbev Finance
1.900%, 02/01/19	875	884
Diageo Capital PLC
5.750%, 10/23/17	1,600	1,681
Kellogg
1.750%, 05/17/17	1,180	1,186
Kraft Heinz Foods
2.000%, 07/02/18	875	886

		4,637

Healthcare — 3.9%
AbbVie
1.800%, 05/14/18	1,595	1,603
Actavis Funding SCS
1.300%, 06/15/17	1,690	1,685
Aetna
1.900%, 06/07/19	835	842
Cardinal Health
1.950%, 06/15/18	1,300	1,313
Celgene
2.125%, 08/15/18	1,500	1,518
Stryker
2.000%, 03/08/19	1,450	1,468
Teva Pharmaceutical Finance BV
2.400%, 11/10/16	1,450	1,453
Teva Pharmaceutical Finance III BV
1.700%, 07/19/19	500	501

		10,383

See Notes to Schedules of Investments.

92

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Insurance — 1.4%
Assurant
2.500%, 03/15/18	$1,280	$1,296
Hartford Financial Services Group
6.300%, 03/15/18	1,230	1,312
XLIT
2.300%, 12/15/18	990	1,003

		3,611

Real Estate Investment Trusts — 1.1%
Boston Properties LP
3.700%, 11/15/18	1,435	1,498
Realty Income
2.000%, 01/31/18	1,411	1,420

		2,918

Technology — 1.3%
Amphenol
1.550%, 09/15/17	2,150	2,156
Xilinx
2.125%, 03/15/19	1,292	1,305

		3,461

Telecommunications — 0.8%
AT&T
2.450%, 06/30/20	2,000	2,040

Utilities — 0.9%
Duke Energy
5.050%, 09/15/19	835	919
NextEra Energy Capital Holdings
2.300%, 04/01/19	1,470	1,491

		2,410

Total Corporate Bonds
(Cost $94,058)		94,500

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.5%
Federal Home Loan Mortgage Corporation — 1.4%
6.000%, 05/01/21	81	84
5.500%, 03/01/22	135	145
5.500%, 04/01/22	177	191
4.500%, 02/01/19	82	84
4.500%, 05/01/19	296	303
3.000%, 11/01/28	2,593	2,720
2.621%, 03/01/36 (B)	257	273

		3,800

Federal National Mortgage Association — 3.1%
6.000%, 09/01/16 (A)	–	–
5.500%, 09/01/17	21	22
5.500%, 10/01/17	14	14
5.500%, 11/01/18	52	53
5.000%, 06/01/18	48	49
5.000%, 12/01/21	84	86
4.500%, 06/01/21	244	250
4.000%, 08/01/21	220	230
3.500%, 01/01/24	1,812	1,915
3.500%, 07/01/25	1,735	1,835
3.500%, 06/01/26	2,846	3,006
2.595%, 09/01/36 (B)	333	353

	Par	Value
	(000)	(000)

2.570%, 01/01/36 (B)	$245	$257

		8,070

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $11,736)		11,870

U.S. TREASURY OBLIGATIONS — 30.8%
U.S. Treasury Notes — 30.8%
1.625%, 07/31/19	17,130	17,470
1.500%, 12/31/18	9,650	9,790
1.500%, 01/31/19	2,255	2,288
1.375%, 06/30/18	4,660	4,707
1.375%, 09/30/18	11,635	11,763
1.250%, 11/15/18	11,685	11,783
0.875%, 04/15/19	11,980	11,974
0.750%, 02/15/19	11,565	11,529

Total U.S. Treasury Obligations
(Cost $81,227)		81,304

	Number of Shares
MONEY MARKET FUND — 0.3%
PNC Government Money Market Fund,
Class I Shares 0.190%†† (C)	661,017	661

Total Money Market Fund
(Cost $661)		661

TOTAL INVESTMENTS — 100.4%
(Cost $264,070)*		264,784

Other Assets & Liabilities – (0.4)%		(1,049)

TOTAL NET ASSETS — 100.0%		$263,735

*	Aggregate cost for Federal income tax purposes is (000) $264,083.

Gross unrealized appreciation (000)	$933
Gross unrealized depreciation (000)	(232)

Net unrealized appreciation (000)	$701

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Value are less than $500.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,773 (000) and represents 2.6% of net assets as of August 31, 2016.

See Notes to Schedules of Investments.

93

P N C   L i m i t e d   M a t u r i t y   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$62,925	$–	$62,925

Collateralized Mortgage Obligations	–	12,212	–	12,212

Commercial Paper	–	1,312	–	1,312

Corporate Bonds	–	94,500	–	94,500

Money Market Fund	661	–	–	661

U.S. Government Agency Mortgage-Backed Obligations	–	11,870	–	11,870

U.S. Treasury Obligations	–	81,304	–	81,304

Total Assets - Investments in Securities	$661	$264,123	$–	$264,784

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

94

P N C   To t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 8.2%
Automotive — 3.9%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$925	$924
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	755	757
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	745	745
Ford Credit Auto Owner Trust,
Series 2016-A, CL A3
1.390%, 07/15/20	185	186
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	449	449
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	535	533
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	504	504
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	893	892
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	1,935	1,937

		6,927

Credit Cards — 3.4%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	1,210	1,215
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,010
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,080	1,084
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	915	916
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	870

		6,095

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	723	722

Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	859	939

Total Asset-Backed Securities
(Cost $14,592)		14,683

	Par	Value
	(000)	(000)
CORPORATE BONDS — 34.2%
Aerospace — 0.4%
Lockheed Martin
3.800%, 03/01/45	$720	$748

Automotive — 1.4%
Ford Motor Credit LLC (MTN)
1.238%, 11/08/16 (A)	700	700
General Motors
6.600%, 04/01/36	115	142
General Motors Financial
3.200%, 07/13/20	545	557
Lear
5.375%, 03/15/24	495	531
Volkswagen Group of America Finance LLC
1.187%, 05/23/17 (A) 144A	500	499

		2,429

Cable — 2.5%
21st Century Fox America
8.450%, 08/01/34	760	1,156
Belo
7.750%, 06/01/27	435	470
Charter Communications Operating LLC
6.384%, 10/23/35 144A	675	807
Comcast
3.200%, 07/15/36	300	299
CSC Holdings LLC
8.625%, 02/15/19	200	224
Discovery Communications LLC
4.900%, 03/11/26	330	358
3.250%, 04/01/23	500	500
Time Warner Cable
4.500%, 09/15/42	515	498
Time Warner Entertainment LP
8.375%, 03/15/23	135	176

		4,488

Consumer Discretionary — 0.6%
Hasbro
6.300%, 09/15/17	535	561
Marriott International
3.125%, 06/15/26	460	468

		1,029

Consumer Services — 1.0%
Avon Products
6.750%, 03/15/23	405	362
DreamWorks Animation SKG
6.875%, 08/15/20 144A	375	395
Graham Holdings
7.250%, 02/01/19	375	407
Royal Caribbean Cruises
7.500%, 10/15/27	287	347
Sotheby’s
5.250%, 10/01/22 144A	252	248

		1,759

Energy — 4.5%
Anadarko Petroleum
4.850%, 03/15/21	135	144
Boardwalk Pipelines LP
5.950%, 06/01/26	95	104

See Notes to Schedules of Investments.

95

P N C   To t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
3.375%, 02/01/23	$625	$587
Burlington Resources Finance
7.200%, 08/15/31	375	491
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	595	381
ConocoPhillips
6.500%, 02/01/39	185	243
Energy Transfer Partners LP
6.125%, 12/15/45	245	264
EQT
4.875%, 11/15/21	915	997
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	375	365
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	270	302
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	525	601
McDermott International
8.000%, 05/01/21 144A	285	265
Newfield Exploration
5.375%, 01/01/26	280	281
Peabody Energy
10.000%, 03/15/22 (B) 144A	250	81
Petroleos Mexicanos
6.000%, 03/05/20	225	246
Petroleos Mexicanos (GMTN)
4.250%, 01/15/25	165	165
PHI
5.250%, 03/15/19	155	148
Phillips 66
4.650%, 11/15/34	485	530
Rowan
4.875%, 06/01/22	635	548
4.750%, 01/15/24	305	256
Tesoro
5.375%, 10/01/22	500	517
Williams Partners LP
4.125%, 11/15/20	500	518

		8,034

Financials — 10.4%
American Express
6.800%, 09/01/66 (A)	475	475
American Express Credit (MTN)
2.375%, 05/26/20	55	56
Bank of America
6.250%, 09/29/49 (A)	460	483
Bank of America (MTN)
5.625%, 07/01/20	700	790
4.200%, 08/26/24	495	525
4.000%, 04/01/24	150	162
BankUnited
4.875%, 11/17/25	517	537
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	689
Capital One NA
2.400%, 09/05/19	655	667
Citigroup
6.250%, 12/29/49 (A)	340	367
4.450%, 09/29/27	940	991
2.150%, 07/30/18	230	232

	Par (000)	Value (000)

2.050%, 12/07/18	$300	$302
Credit Suisse AG (GMTN)
5.400%, 01/14/20	515	565
Discover Bank
3.100%, 06/04/20	250	257
Goldman Sachs Group
5.750%, 01/24/22	435	504
HSBC Bank USA NA
4.875%, 08/24/20	675	735
HSBC Holdings PLC
6.375%, 12/29/49# (A)	500	499
5.250%, 03/14/44	500	572
International Lease Finance
6.250%, 05/15/19	350	381
JPMorgan Chase
7.900%, 12/29/49 (A)	615	638
4.625%, 05/10/21	540	599
Lloyds Banking Group PLC
4.650%, 03/24/26	500	519
Morgan Stanley (GMTN)
4.875%, 11/01/22	415	460
2.125%, 04/25/18	930	939
Royal Bank of Canada
1.200%, 09/19/17	1,250	1,250
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	658
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	640	650
State Street
5.250%, 12/29/49 (A)	350	365
Visa
4.150%, 12/14/35	790	908
Wells Fargo
7.980%, 03/29/49 (A)	125	132
5.900%, 12/29/49 (A)	545	580
Wells Fargo (MTN)
3.300%, 09/09/24	450	475
Westpac Banking
2.250%, 07/30/18	460	468

		18,430

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	595	719
Kraft Heinz Foods
5.200%, 07/15/45	255	306
5.000%, 06/04/42	185	216
WhiteWave Foods
5.375%, 10/01/22	390	441

		1,682

Healthcare — 1.7%
Actavis Funding SCS
3.450%, 03/15/22	435	455
Amgen
4.400%, 05/01/45	775	833
HCA
4.250%, 10/15/19	70	74
Johnson & Johnson
3.550%, 03/01/36	710	799
Select Medical
6.375%, 06/01/21#	340	341

See Notes to Schedules of Investments.

96

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	$520	$533

		3,035

Industrials — 1.9%
Ball
5.250%, 07/01/25	180	195
4.000%, 11/15/23	375	382
CNH Industrial Capital LLC
6.250%, 11/01/16	835	841
Crown Cork & Seal
7.375%, 12/15/26	150	169
General Electric
4.125%, 10/09/42	520	585
KLX
5.875%, 12/01/22 144A	425	446
Masco
7.750%, 08/01/29	45	54
3.500%, 04/01/21	80	83
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	249
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	315	367

		3,382

Insurance — 1.1%
MetLife
6.400%, 12/15/36	460	517
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	625	713
XLIT
4.450%, 03/31/25	640	651

		1,881

Materials — 0.3%
ArcelorMittal
7.250%, 02/25/22#	190	214
Cytec Industries
3.950%, 05/01/25	358	361

		575

Real Estate Investment Trusts — 1.4%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	755	806
Digital Realty Trust LP
5.250%, 03/15/21	425	479
Realty Income
3.250%, 10/15/22	685	707
Spirit Realty LP
4.450%, 09/15/26 144A	450	450

		2,442

Retail — 2.0%
Expedia
5.000%, 02/15/26 144A	500	527
Hanesbrands
4.625%, 05/15/24 144A	225	235

	Par (000)	Value (000)

Levi Strauss
6.875%, 05/01/22	$250	$266
Priceline Group
3.600%, 06/01/26	650	683
Wal-Mart Stores
5.625%, 04/01/40	1,015	1,385
Wolverine World Wide
5.000%, 09/01/26 144A	475	476

		3,572

Technology — 2.0%
Apple
3.850%, 05/04/43	870	903
Avnet
4.875%, 12/01/22	580	633
4.625%, 04/15/26	180	187
KLA-Tencor
4.125%, 11/01/21	825	886
Microsoft
3.450%, 08/08/36	450	463
Oracle
4.300%, 07/08/34	455	505

		3,577

Telecommunications — 1.1%
AT&T
4.600%, 02/15/21	405	445
4.450%, 04/01/24	395	435
DigitalGlobe
5.250%, 02/01/21 144A	295	294
Verizon Communications
4.272%, 01/15/36	745	782

		1,956

Transportation — 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	380	449
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	612
FedEx
3.900%, 02/01/35	540	564

		1,625

Utilities — 0.1%
DPL
6.500%, 10/15/16	105	105

Total Corporate Bonds
(Cost $57,740)		60,749

MUNICIPAL BOND — 0.5%
Texas — 0.5%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	690	888

Total Municipal Bond
(Cost $747)		888

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 29.0%
Federal Home Loan Mortgage Corporation — 2.6%
8.000%, 10/01/29	1	1

See Notes to Schedules of Investments.

97

P N C   To t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation—continued
7.500%, 03/01/27	$1	$1
7.500%, 09/01/30	1	1
6.000%, 12/01/35	465	541
5.500%, 09/01/37	50	57
5.500%, 01/01/38	1	1
4.500%, 03/01/40	402	447
4.500%, 06/01/41	648	711
4.000%, 10/01/43	1,480	1,599
3.500%, 06/01/42	812	858
2.621%, 03/01/36 (A)	298	316

		4,533

Federal National Mortgage Association — 24.1%
8.000%, 08/01/27	15	17
8.000%, 09/01/27	3	3
7.500%, 08/01/26	2	2
7.500%, 10/01/27	9	10
7.500%, 04/01/31	3	3
7.500%, 08/01/31	3	4
7.000%, 04/01/27	2	2
7.000%, 11/01/27	5	5
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	2	2
5.500%, 04/01/34	231	262
5.500%, 06/01/34	10	12
5.500%, 03/01/36	9	10
5.500%, 07/01/37	9	11
5.500%, 05/01/38	14	15
5.000%, 07/01/33	14	15
5.000%, 08/01/37	242	268
5.000%, 03/01/40	283	317
5.000%, 07/01/40	41	46
5.000%, 08/01/40	448	497
4.500%, 02/01/39	294	322
4.500%, 06/01/39	267	297
4.500%, 10/01/39	41	45
4.500%, 05/01/40	1,676	1,845
4.500%, 07/01/40	6	6
4.500%, 11/01/40	917	1,004
4.500%, 02/01/41	123	134
4.500%, 08/01/41	16	18
4.000%, 10/01/25	369	392
4.000%, 11/01/40	1,039	1,116
4.000%, 01/01/41	61	66
4.000%, 02/01/41	1,282	1,377
4.000%, 11/01/41	20	21
4.000%, 12/01/41	42	46
4.000%, 01/01/42	53	58
4.000%, 02/01/42	1,309	1,407
4.000%, 07/01/42	1,330	1,431
4.000%, 08/01/42	764	821
4.000%, 07/01/45	1,219	1,306
4.000%, 11/01/45	1,601	1,717
3.500%, 02/01/26	251	265
3.500%, 09/01/26	20	22
3.500%, 11/01/26	279	295
3.500%, 01/01/28	1,404	1,482
3.500%, 11/01/29	1,025	1,083
3.500%, 03/01/41	1,586	1,674

	Par	Value
	(000)	(000)

3.500%, 01/01/42	$32	$34
3.500%, 06/01/42	1,333	1,417
3.500%, 08/01/42	2,246	2,381
3.500%, 09/01/42	39	41
3.500%, 10/01/42	1,306	1,381
3.500%, 11/01/42	37	39
3.500%, 06/01/43	1,270	1,343
3.500%, 07/01/43	1,617	1,710
3.500%, 12/01/45	2,722	2,868
3.000%, 06/01/27	843	884
3.000%, 10/01/27	647	679
3.000%, 11/01/29	465	488
3.000%, 11/01/42	2,018	2,098
3.000%, 04/01/43	2,598	2,700
3.000%, 05/01/43	1,179	1,225
3.000%, 06/01/46	1,749	1,816
2.500%, 11/01/27	1,896	1,960

		42,818

Government National Mortgage Association — 2.3%
10.000%, 05/15/19	1	1
9.500%, 03/15/20 (C)	–	–
9.000%, 11/15/19	1	1
9.000%, 05/15/21 (C)	–	–
9.000%, 06/15/21	5	5
9.000%, 08/15/21	5	5
9.000%, 09/15/21	8	8
8.500%, 08/15/27	13	13
8.000%, 09/15/27	6	6
7.500%, 08/15/29 (C)	–	–
7.500%, 10/15/29	21	22
7.500%, 12/15/29	1	1
7.000%, 02/15/17	3	3
7.000%, 05/20/24	1	1
7.000%, 04/15/26	1	1
7.000%, 10/15/27	21	22
7.000%, 12/15/27	2	2
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (C)	–	–
4.500%, 10/20/45	1,293	1,396
4.000%, 09/15/41	1,282	1,378
3.500%, 07/15/42	1,194	1,271
3.500%, 12/20/42	28	30

		4,168

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $50,355)		51,519

U.S. TREASURY OBLIGATIONS — 26.5%
U.S. Treasury Bonds — 5.1%
3.750%, 08/15/41	2,850	3,734
3.125%, 08/15/44	2,665	3,174
2.500%, 02/15/45	2,040	2,154

		9,062

U.S. Treasury Inflationary Index Bond (TIP) — 2.1%
0.250%, 01/15/25	3,633	3,663

U.S. Treasury Notes — 19.3%
2.625%, 08/15/20	3,505	3,707
2.500%, 08/15/23	295	316
2.375%, 08/15/24	635	676

See Notes to Schedules of Investments.

98

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
2.250%, 11/15/24	$470	$496
2.125%, 08/15/21	2,070	2,158
2.125%, 05/15/25	1,335	1,397
2.000%, 07/31/20	8,620	8,912
2.000%, 02/28/21	3,150	3,262
2.000%, 02/15/23	2,225	2,307
1.750%, 10/31/20	5,790	5,930
1.625%, 04/30/19	95	97
1.625%, 07/31/19	540	551
1.625%, 08/15/22	2,710	2,753
1.500%, 12/31/18	1,320	1,339
1.125%, 01/15/19	500	503

		34,404

Total U.S. Treasury Obligations
(Cost $46,263)		47,129

MONEY MARKET FUND — 1.2%
PNC Government Money Market Fund, Class I Shares 0.190%† (D)	2,151,062	2,151

Total Money Market Fund
(Cost $2,151)		2,151

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.6%
(Cost $171,848)		177,119

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.6%
Affiliated Money Market Fund — 0.5%
PNC Government Money Market Fund, Class I Shares 0.190%† (D)	874,475	$874

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.280% (D)	222,628	223

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $1,097)		1,097

TOTAL INVESTMENTS — 100.2%
(Cost $172,945)*		178,216

Other Assets & Liabilities – (0.2)%		(438)

TOTAL NET ASSETS — 100.0%		$177,778

*	Aggregate cost for Federal income tax purposes is (000) $172,968.

Gross unrealized appreciation (000)	$5,988
Gross unrealized depreciation (000)	(740)

Net unrealized appreciation (000)	$5,248

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,042 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2016.
(B)	Security in default.
(C)	Par and Value are less than $500.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,986 (000) and represents 3.9% of net assets as of August 31, 2016.

See Notes to Schedules of Investments.

99

P N C   To t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$14,683	$–	$14,683

Corporate Bonds	–	60,749	–	60,749

Money Market Fund	2,151	–	–	2,151

Municipal Bond	–	888	–	888

Short-Term Investments Purchased

With Collateral From Securities

Loaned	1,097	–	–	1,097

U.S. Government Agency Mortgage-

Backed Obligations	–	51,519	–	51,519

U.S. Treasury Obligations	–	47,129	–	47,129

Total Assets - Investments in Securities	$3,248	$174,968	$–	$178,216

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

100

P N C   U l t r a   S h o r t   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 22.2%
Automotive — 13.9%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A2A
0.990%, 05/25/19	$2,255	$2,252
Fifth Third Auto Trust,
Series 2014-2, Cl A4
1.380%, 12/15/20	4,000	4,007
Fifth Third Auto Trust,
Series 2014-3, Cl A3
0.960%, 03/15/19	3,480	3,478
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	1,393	1,393
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	4,060	4,067
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A2
0.700%, 06/15/17	65	65
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	4,885	4,887
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A2
1.130%, 09/15/18	2,680	2,681
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	2,776	2,775
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	4,920	4,934
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	2,339	2,337
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A2A
0.830%, 07/16/18	3,032	3,030
Nissan Auto Receivables Owner Trust,
Series 2016-A, Cl A2A
1.060%, 02/15/19	4,880	4,881
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A4
1.440%, 04/15/20	4,430	4,445
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A2
0.710%, 07/17/17	243	243
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A2A
0.920%, 02/15/18	1,196	1,196
USAA Auto Owner Trust,
Series 2015-1, Cl A3
1.200%, 06/17/19	5,425	5,429
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Cl A3
0.910%, 10/22/18	3,372	3,366

		55,466

	Par	Value
	(000)	(000)

Credit Cards — 7.0%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	$6,150	$6,176
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	6,080	6,104
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	5,820	5,856
Citibank Credit Card Issuance Trust,
Series 2013-A6, Cl A6
1.320%, 09/07/18	6,745	6,745
Discover Card Execution Note Trust,
Series 2007-A1, Cl A1
5.650%, 03/16/20	2,930	3,068

		27,949

Equipment — 1.0%
John Deere Owner Trust,
Series 2015-A, Cl A2A
0.870%, 02/15/18	1,209	1,209
John Deere Owner Trust,
Series 2016-A, Cl A2
1.150%, 10/15/18	2,875	2,874

		4,083

Utilities — 0.3%
CenterPoint Energy Transition Bond IV LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	1,113	1,112

Total Asset-Backed Securities
(Cost $88,647)		88,610

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.747%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	11	11
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	32	32
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	774	789
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	111	113
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	681	698
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	758	774
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	336	341
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	1,801	1,821
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	897	924
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	661	679
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	1,502	1,548

See Notes to Schedules of Investments.

101

P N C   U l t r a    S h o r t   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	$1,527	$1,552
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	617	618
Freddie Mac, Series 3955, Cl YA
1.750%, 03/15/21	5,468	5,499
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	1,372	1,375

Total Collateralized Mortgage Obligations
(Cost $16,746)		16,781

COMMERCIAL PAPER† — 4.1%
Bank of Tokyo - Mitsubishi UFJ
1.065%, 01/24/17	3,760	3,744
Credit Suisse
1.423%, 04/28/17	4,000	3,963
Pfizer
0.803%, 01/26/17	3,500	3,492
Sheffield Receivables
1.331%, 03/27/17	3,500	3,480
Shell International Finanace BV
1.017%, 05/10/17	1,885	1,874

Total Commercial Paper
(Cost $16,540)		16,553

CORPORATE BONDS — 34.9%
Automotive — 0.6%
American Honda Finance (MTN)
0.950%, 05/05/17	2,465	2,465

Cable — 0.9%
21st Century Fox America
8.000%, 10/17/16	1,503	1,515
Thomson Reuters
1.300%, 02/23/17	2,065	2,068

		3,583

Consumer Discretionary — 1.1%
Carnival
1.875%, 12/15/17	1,905	1,918
Marriott International
6.375%, 06/15/17	2,377	2,465

		4,383

Energy — 0.6%
Enterprise Products Operating LLC
6.300%, 09/15/17	2,300	2,413

Financials — 18.4%
American Express
5.500%, 09/12/16	2,930	2,932
7.000%, 03/19/18	750	813
Bank of America (GMTN)
2.000%, 01/11/18	4,500	4,527
Bank of Nova Scotia
1.375%, 12/18/17	4,200	4,204
BNP Paribas SA (MTN)
2.400%, 12/12/18	2,990	3,036

	Par (000)	Value (000)

Branch Banking & Trust Co. (MTN)
1.117%, 05/23/17 (A)	$3,360	$3,359
Capital One Bank USA NA
1.200%, 02/13/17	3,000	3,000
Citigroup
1.800%, 02/05/18	4,500	4,516
Cooperatieve Rabobank UA (GMTN)
3.375%, 01/19/17	3,965	4,000
Deutsche Bank AG
6.000%, 09/01/17	2,765	2,872
Goldman Sachs Group
2.375%, 01/22/18	2,810	2,846
Hartford Financial Services Group
5.375%, 03/15/17	1,710	1,745
HSBC USA
1.625%, 01/16/18	4,000	4,001
JPMorgan Chase
1.625%, 05/15/18	4,500	4,520
Morgan Stanley (GMTN)
2.125%, 04/25/18	3,100	3,131
Royal Bank of Canada
1.200%, 09/19/17	4,000	4,001
Santander UK PLC
1.375%, 03/13/17	4,015	4,015
Toronto Dominion Bank (MTN)
1.400%, 04/30/18	3,830	3,836
US Bank NA (GMTN)
1.267%, 08/23/17 (A)	4,110	4,117
Wells Fargo (MTN)
2.100%, 05/08/17	4,000	4,026
Westpac Banking
2.250%, 07/30/18	4,000	4,069

		73,566

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch InBev Finance
1.125%, 01/27/17	3,000	3,002
PepsiCo
1.125%, 07/17/17	3,470	3,477

		6,479

Healthcare — 2.8%
AbbVie
1.750%, 11/06/17	3,070	3,084
Aetna
1.700%, 06/07/18	1,625	1,635
GlaxoSmithKline Capital PLC
1.500%, 05/08/17	2,460	2,469
Teva Pharmaceutical Finance BV
2.400%, 11/10/16	2,000	2,004
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/18	350	349
UnitedHealth Group
1.450%, 07/17/17	1,380	1,386

		10,927

Materials — 0.5%
Caterpillar Financial Services (GMTN)
1.500%, 02/23/18	2,030	2,040

See Notes to Schedules of Investments.

102

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — 0.6%
Realty Income
5.950%, 09/15/16	$2,415	$2,418

Retail — 1.3%
eBay
1.350%, 07/15/17	940	941
McDonald’s (MTN)
5.300%, 03/15/17	2,800	2,863
Walgreens Boots Alliance
1.750%, 11/17/17	1,229	1,236

		5,040

Technology — 0.7%
Amphenol
1.550%, 09/15/17	2,790	2,798

Telecommunications — 3.2%
AT&T
5.500%, 02/01/18	2,850	3,011
Cisco Systems
1.400%, 02/28/18	3,840	3,860
Verizon Communications
1.350%, 06/09/17	3,000	3,006
Vodafone Group
1.625%, 03/20/17	2,700	2,706

		12,583

Utilities — 2.6%
National Rural Utilities Cooperative Finance (MTN)
0.950%, 04/24/17	1,980	1,980
NextEra Energy Capital Holdings
1.586%, 06/01/17	2,082	2,088
1.649%, 09/01/18	785	787
Southern
1.550%, 07/01/18	850	853
Southern Power
1.850%, 12/01/17	2,000	2,013
Xcel Energy
1.200%, 06/01/17	2,800	2,800

		10,521

Total Corporate Bonds
(Cost $138,925)		139,216

U.S. TREASURY OBLIGATIONS — 33.4%

U.S. Treasury Notes — 33.4%
1.000%, 05/31/18	12,065	12,104
0.875%, 05/15/17	16,835	16,868
0.875%, 08/15/17	20,890	20,927
0.875%, 01/31/18	15,110	15,134
0.750%, 10/31/17	18,555	18,560
0.750%, 03/31/18	17,165	17,157
0.625%, 09/30/17	12,110	12,098
0.500%, 03/31/17	20,565	20,558

Total U.S. Treasury Obligations
(Cost $133,417)		133,406

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.3%
PNC Government Money Market Fund, Class I Shares 0.190%†† (B)	5,229,920	$5,230

Total Money Market Fund
(Cost $5,230)		5,230

TOTAL INVESTMENTS — 100.1%
(Cost $399,505)*		399,796

Other Assets & Liabilities – (0.1)%		(474)

TOTAL NET ASSETS — 100.0%		$399,322

*	Aggregate cost for Federal income tax purposes is (000) $399,513.

Gross unrealized appreciation (000)	$440
Gross unrealized depreciation (000)	(157)

Net unrealized appreciation (000)	$283

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

103

P N C   U l t r a   S h o r t   B o n d   Fund

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$88,610	$–	$88,610

Collateralized Mortgage Obligations	–	16,781	–	16,781

Commercial Paper	–	16,553	–	16,553

Corporate Bonds	–	139,216	–	139,216

Money Market Fund	5,230	–	–	5,230

U.S. Treasury Obligations	–	133,406	–	133,406

Total Assets - Investments in Securities	$5,230	$394,566	$–	$399,796

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

104

P N C    I n t e r m e d i a t e    Ta x    E x e m p t    B o n d    F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.7%
Alaska — 4.8%
Alaska Housing Finance Corporation, State Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,444
Alaska International Airports System (RB) Series A
5.000%, 10/01/30	1,190	1,470
Municipality of Anchorage, Electric Utility (RB) Series A
4.000%, 12/01/20	1,000	1,119

		4,033

Arizona — 1.2%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/17	1,000	1,032

California — 4.6%
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,203
California State (GO)
5.000%, 09/01/27	1,000	1,195
California State Department of Water Resources, Power Supply (RB)
5.000%, 05/01/20	1,405	1,506

		3,904

Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,422

Florida — 15.0%
Broward County, Florida Port Facilities (RB) Series A (AGM)
5.000%, 09/01/24	1,000	1,166
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,646
5.000%, 06/01/22	1,500	1,783
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	1,935
Miami-Dade County, Florida Aviation Revenue (RB) Series A
5.000%, 10/01/28	1,000	1,263
University of North Florida Financing Corporation, Housing Project
(RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,803
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/26	1,500	1,864
Volusia County Educational Facility Authority (RB) Series B
5.000%, 10/15/29	1,000	1,198

		12,658

Georgia — 2.2%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,880

	Par (000)	Value (000)

Illinois — 5.6%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	$2,500	$3,029
Illinois State (GO)
5.250%, 07/01/28	1,535	1,739

		4,768

Indiana — 9.4%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/26	1,250	1,519
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,145
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,436
Purdue University Student Fee (RB) Series CC
5.000%, 07/01/25	1,245	1,599
5.000%, 07/01/32	1,000	1,264

		7,963

Kansas — 1.6%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,386

Kentucky — 1.2%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.730%, 06/01/32	1,000	1,000

Louisiana — 5.2%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Prerefunded
05/15/2015 @ 100 (RB)
5.250%, 05/15/15	2,655	3,176
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,238

		4,414

Massachusetts — 8.9%
Commonwealth of Massachusetts (GO) Series B (AGM)
5.250%, 08/01/28	1,000	1,368
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,188
Massachusetts Housing Finance Agency (RB) Series 171
4.000%, 12/01/44	1,685	1,821
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,421
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,770

		7,568

Michigan — 3.0%
Michigan Finance Authority, Unemployment Obligation Assessment (RB) Series B
5.000%, 07/01/20	2,000	2,235

See Notes to Schedules of Investments.

105

P N C    I n t e r m e d i a t e    Ta x    E x e m p t    B o n d    F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Michigan State Hospital Finance Authority, Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	$290	$304

		2,539

Missouri — 3.9%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,994
5.000%, 06/01/27	1,145	1,336

		3,330

New Jersey — 1.4%
South Jersey Transportation Authority (RB) Series A
5.000%, 11/01/29	1,000	1,139

New York — 3.9%
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,330

North Carolina — 2.9%
North Carolina Eastern Municipal Power Agency, Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22	2,000	2,436

Ohio — 4.2%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Union Bank NA) (VRDN)
0.670%, 06/01/34	1,000	1,000
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,160
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,353

		3,513

Oklahoma — 1.4%
Oklahoma Housing Finance Agency (RB) Series A (GNMA)
5.000%, 09/01/27	1,000	1,166

Pennsylvania — 7.4%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,171
Monroeville Finance Authority (RB)
5.000%, 02/15/26	850	1,080
5.000%, 02/15/27	1,275	1,635
Philadelphia Authority for Industrial Development, Temple University (RB) Second Series of 2016
5.000%, 04/01/31	1,000	1,212
Philadelphia Gas Works (RB) Thirteenth Series
5.000%, 08/01/22	1,000	1,196

		6,294

	Par (000)	Value (000)

Texas — 6.0%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	$2,220	$2,680
Dallas-Fort Worth International Airport (RB) Series G
5.000%, 11/01/26	1,125	1,303
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,101

		5,084

Guam — 2.0%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,705

Total Municipal Bonds
(Cost $78,056)		83,564

TOTAL INVESTMENTS — 98.7%
(Cost $78,056)*		83,564

Other Assets & Liabilities – 1.3%		1,099

TOTAL NET ASSETS — 100.0%		$84,663

*	Aggregate cost for Federal income tax purposes is (000) $78,057.

Gross unrealized appreciation (000)	$5,508
Gross unrealized depreciation (000)	(1)

Net unrealized appreciation (000)	$5,507

See Notes to Schedules of Investments.

106

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$83,564	$–	$83,564

Total Assets - Investments in Securities	$–	$83,564	$–	$83,564

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

107

P N C    M a r y l a n d    Ta x    E x e m p t    B o n d    F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.6%
Maryland — 92.4%
Annapolis, Public Improvement (GO)
5.000%, 08/01/23	$775	$918
Annapolis, Public Improvement, Prerefunded 08/01/21@100 (GO)
5.000%, 08/01/21	225	267
Anne Arundel County Consolidated General Improvement (GO)
5.000%, 04/01/31	1,000	1,254
Baltimore County Consolidated Public Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,884
Baltimore, Wastewater Projects (RB) Series A (NATL-RE)
5.000%, 07/01/22	875	985
Baltimore, Water Project (RB) Series B
5.000%, 07/01/28	1,010	1,244
Cecil County Consolidated Public Improvement (GO)
4.000%, 02/01/30	1,000	1,162
Frederick County, Public Facilities (GO) Series A
5.000%, 08/01/28	1,000	1,318
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	2,020	2,311
Howard County (GO) Series B
5.000%, 08/15/22	1,500	1,796
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	10	10
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,688
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,367
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 05/15/26	1,500	1,740
5.000%, 07/01/27	2,200	2,614
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	850	882
Maryland Health & Higher Educational Facilities Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,637
Maryland Health & Higher Educational Facilities Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,210
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,508
Maryland Stadium Authority, Baltimore City Public Schools (RB)
5.000%, 05/01/32	1,000	1,254
Maryland Transportation Authority, Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,614
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,250

	Par (000)	Value (000)

Montgomery County (GO) Series A
5.000%, 11/01/29	$1,000	$1,275
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/21	1,075	1,267
Prince George’s County Consolidated Public Improvement (GO) Series B
5.000%, 07/15/20	900	934
5.000%, 07/15/23	1,550	1,608
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	712
University System of Maryland (RB) Series A
5.000%, 04/01/28	1,000	1,286
Washington Suburban Sanitary Commission Consolidated Public Improvement (GO)
5.000%, 06/01/27	1,000	1,324
Worcester County Consolidated Public Improvement (GO)
5.000%, 03/01/22	1,500	1,813

		42,152

Guam — 6.2%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,818

Total Municipal Bonds
(Cost $42,536)		44,970

TOTAL INVESTMENTS — 98.6%
(Cost $42,536)*		44,970

Other Assets & Liabilities – 1.4%		643

TOTAL NET ASSETS — 100.0%		$45,613

*	Aggregate cost for Federal income tax purposes is (000) $42,534.

Gross unrealized appreciation (000)	$2,436
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$2,436

See Notes to Schedules of Investments.

108

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$44,970	$–	$44,970

Total Assets - Investments in Securities	$–	$44,970	$–	$44,970

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

109

P N C    O h i o    I n t e r m e d i a t e    Ta x    E x e m p t    B o n d    F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.8%
Ohio — 93.3%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,928
American Municipal Power, AMP Fremont Energy Center Project (RB) Series B
5.000%, 02/15/25	1,500	1,772
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,246
Columbus, Prerefunded 07/01/21 @ 100 (GO) Series A
5.000%, 07/01/21	1,500	1,791
Cuyahoga County, Prerefunded 12/01/19 @ 100 (GO) Series A
5.000%, 12/01/19	1,000	1,135
Dublin City School District (GO)
5.000%, 12/01/21	1,145	1,375
Franklin County Hospital Facilities, OhioHealth Corporation (RB)
5.000%, 05/15/28	1,150	1,400
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/28	830	987
5.000%, 02/01/29	850	1,003
Kent State University (RB)
5.000%, 05/01/30	1,000	1,257
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,387
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	624
5.000%, 11/15/30	450	560
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,336
Ohio State Higher Educational Facility Commission, University of Dayton (RB)
Series A
5.000%, 12/01/24	525	647
5.000%, 12/01/26	725	889
5.000%, 12/01/27	160	195
Ohio State Highway Capital Improvements (GO) Series Q
5.000%, 05/01/23	1,000	1,211
5.000%, 05/01/24	2,025	2,449
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/23	2,000	2,197
Ohio State Public Facilities Commission, Coal Development (GO) Series M
5.000%, 02/01/24	1,310	1,642
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,365
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	110
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,274
5.000%, 12/01/20	2,015	2,325

	Par (000)	Value (000)

Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 06/01/23	$1,265	$1,572
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series B
5.000%, 06/01/30	1,000	1,277
Toledo Water System (RB)
5.000%, 11/15/31	1,000	1,197
Westlake City School District (GO)
5.000%, 12/01/27	1,395	1,756

		40,907

Guam — 3.5%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,528

Total Municipal Bonds
(Cost $39,537)		42,435

TOTAL INVESTMENTS — 96.8%
(Cost $39,537)*		42,435

Other Assets & Liabilities	–3.2%	1,385

TOTAL NET ASSETS — 100.0%		$43,820

*	Aggregate cost for Federal income tax purposes is (000) $39,538.

Gross unrealized appreciation (000)	$2,897
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$2,897

See Notes to Schedules of Investments.

110

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$42,435	$–	$42,435

Total Assets - Investments in Securities	$–	$42,435	$–	$42,435

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

111

P N C   T a x   E x e m p t   L i m i t e d   M a t u r i t y   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — 98.6%
Alaska — 2.3%
Alaska Housing Finance Corporation, State Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,215
Municipality of Anchorage, Electric Utility (RB) Series A
5.000%, 12/01/22	1,550	1,878

		3,093

Arizona — 3.3%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,866
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,518

		4,384

California — 4.8%
California Public Works Board, Various Capital Projects (RB) Series A
5.000%, 04/01/18	1,000	1,068
5.000%, 04/01/20	1,000	1,148
California State (GO)
5.000%, 11/01/18	2,000	2,185
California State, Economic Recovery, Prerefunded 07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	2,046

		6,447

District of Columbia — 1.3%
District of Columbia, The Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,765

Florida — 10.0%
Broward County, Florida Port Facilities (RB) Series A (AGM)
5.000%, 09/01/24	1,730	2,018
Central Florida Expressway Authority (BAN) (RB)
1.625%, 01/01/19	1,925	1,944
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/19	1,000	1,109
5.000%, 06/01/21	1,500	1,763
5.000%, 06/01/22	1,500	1,783
Palm Beach County Health Facilities Authority (RB)
4.000%, 12/01/19	1,000	1,076
Tampa Bay Water Regional Water Supply Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	1,029
5.000%, 10/01/18	930	1,011
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/24	1,345	1,668

		13,401

Illinois — 11.1%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,189

	Par	Value
	(000)	(000)

Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/23	$1,000	$1,210
Illinois (GO)
5.000%, 07/01/22	750	845
Illinois (GO) Series A
4.000%, 01/01/17	860	868
4.000%, 01/01/21	2,000	2,125
Illinois (RB)
5.000%, 06/15/17	3,000	3,100
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,731
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,099
Metropolitan Water Reclamation District of Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,557
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,069

		14,793

Indiana — 5.7%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/21	725	857
5.000%, 07/01/22	500	603
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,152
5.000%, 08/15/21	1,000	1,183
Indiana Municipal Power Agency, Power Supply System (RB) Series C
5.000%, 01/01/24	1,000	1,242
Purdue University, Student Fee (RB) Series CC
5.000%, 07/01/24	2,000	2,525

		7,562

Iowa — 1.0%
Ames, Mary Greeley Medical Center (RB)
5.000%, 06/15/23	1,040	1,271

Kansas — 1.8%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,126
Wyandatte County, Kansas City Unified Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,247

		2,373

Kentucky — 4.4%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.730%, 06/01/32	1,600	1,600
Kentucky Bond Development Corporation, St. Elizabeth Medical Center (RB)
5.000%, 05/01/24	2,640	3,284

See Notes to Schedules of Investments.

112

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — continued
Kentucky — continued
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project (BAN) (RB) Series A
5.000%, 07/01/17	$1,000	$1,032

		5,916

Louisiana — 2.5%
Louisiana Public Facilities Authority, Ochsner Clinic (RB)
5.000%, 05/15/22	1,705	1,752
Louisiana Public Facilities Authority, Ochsner Clinic, Prerefunded 05/15/17 @ 100 (RB)
5.000%, 05/15/17	640	658
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	964

		3,374

Maryland — 2.1%
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,688
Maryland State (GO) Series A
5.000%, 03/01/22	1,000	1,178

		2,866

Massachusetts — 1.9%
Massachusetts Development Finance Agency, Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,554
Massachusetts Housing Finance Agency (RB)
Series 172
4.000%, 06/01/45	935	1,013

		2,567

Michigan — 3.5%
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,117
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/17	1,025	1,074
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 11/15/47	1,500	1,516
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,029

		4,736

Missouri — 4.4%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,131
5.000%, 06/01/22	1,570	1,849

	Par	Value
	(000)	(000)

Missouri Highway & Transportation Commission (RB) Series A
5.000%, 05/01/22	$2,360	$2,867

		5,847

Nevada — 1.4%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	1,870

New Jersey — 1.2%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,587

New York — 4.4%
Long Island Power Authority (RB) Series A (ETM)
5.000%, 04/01/19	1,385	1,534
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,328
Tobacco Settlement Financing Corporation
(RB) Series B
5.000%, 06/01/22	1,000	1,032

		5,894

North Carolina — 2.6%
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,110
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,418

		3,528

Ohio — 1.6%
Franklin County, OhioHealth Corporation (RB) Series B (VRDN)
5.000%, 11/15/33	1,500	1,553
Hamilton County Hospital Facilities
UC Health (RB)
5.000%, 02/01/23	500	599

		2,152

Pennsylvania — 8.2%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,049
5.000%, 09/01/19	610	669
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,825
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,105
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	765	775
Pennsylvania Higher Educational Facilities Authority, University of Sciences in Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,816

See Notes to Schedules of Investments.

113

P N C   T a x   E x e m p t   L i m i t e d   M a t u r i t y   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	$500	$525
Pennsylvania Turnpike Commission (RB) Series E
5.000%, 12/01/24	1,000	1,187
Philadelphia Gas Works, Fourteenth Series (RB)
5.000%, 10/01/21	1,700	2,005

		10,956

Tennessee — 0.7%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	845	917

Texas — 7.9%
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,656
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	140
Katy Independent School District, School Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,355
Lewisville Independent School District (GO) Series A (PSF-GTD)
5.000%, 08/15/21	2,000	2,386
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,672
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,313

		10,522

Utah — 2.8%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,119
Utah State (GO) Series A
4.000%, 07/01/17	2,485	2,555

		3,674

Virginia — 0.8%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN)
1.875%, 05/01/33	1,050	1,071

	Par	Value
	(000)	(000)

Washington — 5.1%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	$1,985	$2,141
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,587
Washington (GO)
Series 2011-A
5.000%, 01/01/18	2,000	2,114

		6,842

Guam — 1.8%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,448

Total Municipal Bonds
(Cost $128,858)		131,856

TOTAL INVESTMENTS — 98.6%

(Cost $128,858)*		131,856

Other Assets & Liabilities – 1.4%		1,918

TOTAL NET ASSETS — 100.0%		$133,774

*	Aggregate cost for Federal income tax purposes is (000) $128,858.

Gross unrealized appreciation (000)	$3,080
Gross unrealized depreciation (000)	(82)

Net unrealized appreciation (000)	$2,998

See Notes to Schedules of Investments.

114

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$131,856	$–	$131,856

Total Assets - Investments in Securities	$–	$131,856	$–	$131,856

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

115

P N C   G o v e r n m e n t   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 66.3%
Federal Farm Credit Bank — 14.2%
Federal Farm Credit Bank
0.504%, 09/19/16 (FRN)	$10,000	$10,000
0.500%, 11/23/16 (FRN)	15,000	15,005
0.560%, 12/14/16 (FRN)	10,000	10,000
0.567%, 04/20/17 (FRN)	25,000	25,004
0.510%, 04/26/17 (FRN)	60,000	60,000
0.514%, 05/25/17 (FRN)	40,000	40,000
0.650%, 05/30/17 (FRN)	25,000	25,021
0.532%, 06/20/17 (FRN)	70,000	70,002
0.500%, 07/03/17 (FRN)	14,200	14,196
0.538%, 07/14/17 (FRN)	15,000	15,003
0.570%, 07/28/17 (FRN)	100,000	100,037
0.590%, 08/21/17 (FRN)	30,000	30,013
0.530%, 08/24/17 (FRN)	45,000	44,995
0.540%, 08/28/17 (FRN)	25,000	25,000
0.500%, 09/01/17 (FRN)	55,000	55,000
0.558%, 09/13/17 (FRN)	50,000	50,013
0.730%, 09/14/17 (FRN)	63,600	63,716
0.633%, 09/14/17 (FRN)	18,000	17,998
0.594%, 09/28/17 (FRN)	40,000	39,996
0.628%, 10/06/17 (FRN)	20,000	19,998
0.550%, 10/23/17 (FRN)	25,000	24,997
0.715%, 11/27/17 (FRN)	15,000	15,028
0.585%, 12/18/17 (FRN)	30,000	30,000
0.600%, 12/22/17 (FRN)	15,000	14,998
0.650%, 08/10/18 (FRN)	28,000	27,984
Federal Farm Credit Bank (DN)
0.401%, 09/09/16	15,000	14,999
0.400%, 09/13/16	15,000	14,998
0.451%, 09/22/16	15,000	14,996
0.401%, 09/28/16	10,000	9,997
0.447%, 10/06/16	55,000	54,976
0.370%, 10/14/16	21,000	20,991
0.501%, 10/25/16	20,000	19,985
0.572%, 12/05/16	23,470	23,435
0.522%, 12/21/16	20,000	19,968
0.360%, 12/23/16	15,000	14,983
0.366%, 12/27/16	15,500	15,482
0.492%, 02/16/17	10,000	9,977
0.461%, 02/24/17	24,725	24,669
0.471%, 03/20/17	25,000	24,935
0.492%, 04/11/17	10,000	9,970
0.562%, 05/01/17	15,000	14,943
0.573%, 05/24/17	15,000	14,937
0.583%, 05/26/17	20,000	19,914
0.603%, 06/12/17	15,000	14,929
0.603%, 06/29/17	42,000	41,789
0.634%, 07/03/17	25,000	24,866
0.614%, 07/06/17	25,000	24,869
0.553%, 07/07/17	25,000	24,882
0.603%, 07/11/17	20,000	19,896
0.634%, 07/25/17	25,000	24,857
0.644%, 07/28/17	25,000	24,853
0.634%, 08/04/17	15,000	14,911

		1,404,011

Federal Home Loan Bank — 27.4%
Federal Home Loan Bank
0.520%, 09/16/16	25,000	25,000
0.609%, 10/13/16 (FRN)	20,000	20,000
0.479%, 11/03/16 (FRN)	70,000	70,000

	Par (000)	Value (000)

0.487%, 11/16/16 (FRN)	$100,000	$100,000
0.504%, 11/25/16 (FRN)	40,000	40,000
0.512%, 12/20/16 (FRN)	50,000	50,001
0.470%, 01/25/17	25,000	24,995
0.514%, 01/27/17 (FRN)	30,000	30,000
0.478%, 02/14/17 (FRN)	17,000	16,996
0.680%, 02/27/17	25,000	24,996
0.407%, 03/16/17 (FRN)	85,000	85,001
0.507%, 03/17/17 (FRN)	40,000	40,018
0.535%, 04/25/17 (FRN)	25,000	25,014
0.529%, 04/25/17 (FRN)	52,000	51,997
0.673%, 05/16/17 (FRN)	20,000	19,998
0.625%, 05/30/17	74,000	74,019
1.000%, 06/21/17	40,185	40,299
0.534%, 08/03/17 (FRN)	75,000	75,000
0.528%, 08/08/17 (FRN)	25,000	25,001
0.502%, 08/21/17 (FRN)	15,000	15,003
0.750%, 09/08/17	25,000	25,016
0.586%, 10/10/17 (FRN)	45,000	45,000
0.587%, 10/20/17 (FRN)	50,000	50,000
0.571%, 11/02/17 (FRN)	25,000	25,000
0.638%, 11/13/17 (FRN)	25,000	25,001
Federal Home Loan Bank (DN)
0.270%, 09/01/16	30,900	30,900
0.320%, 09/06/16	35,000	34,998
0.362%, 09/07/16	136,200	136,192
0.390%, 09/09/16	44,799	44,795
0.360%, 09/12/16	40,000	39,996
0.280%, 09/14/16	38,836	38,832
0.370%, 09/16/16	115,311	115,293
0.311%, 09/19/16	44,118	44,111
0.410%, 09/20/16	30,000	29,993
0.491%, 09/21/16	20,000	19,995
0.305%, 09/23/16	40,000	39,993
0.307%, 09/27/16	30,700	30,693
0.300%, 10/04/16	25,000	24,993
0.370%, 10/05/16	50,000	49,983
0.373%, 10/12/16	75,300	75,268
0.370%, 10/13/16	65,000	64,972
0.476%, 10/14/16	20,000	19,989
0.370%, 10/18/16	30,000	29,985
0.366%, 10/21/16	69,648	69,613
0.355%, 10/28/16	64,000	63,964
0.431%, 11/01/16	25,000	24,982
0.405%, 11/02/16	59,000	58,959
0.509%, 11/04/16	47,142	47,099
0.340%, 11/08/16	20,000	19,987
0.517%, 11/16/16	107,643	107,526
0.335%, 11/22/16	30,000	29,977
0.340%, 11/23/16	25,000	24,980
0.491%, 12/12/16	50,000	49,931
0.361%, 01/05/17	25,000	24,968
0.361%, 01/06/17	10,900	10,886
0.446%, 01/13/17	25,000	24,959
0.421%, 01/18/17	25,000	24,959
0.471%, 01/20/17	30,000	29,945
0.441%, 01/25/17	94,496	94,327
0.451%, 01/27/17	16,590	16,559
0.453%, 02/01/17	88,600	88,430

		2,706,387

See Notes to Schedules of Investments.

116

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 17.3%
Federal Home Loan Mortgage Corporation
1.000%, 03/08/17	$10,280	$10,305
0.750%, 07/14/17	58,925	58,976
0.642%, 07/21/17 (FRN)	18,500	18,521
Federal Home Loan Mortgage Corporation (DN)
0.320%, 09/01/16	49,625	49,625
0.496%, 09/02/16	8,500	8,500
0.250%, 09/09/16	40,000	39,998
0.401%, 09/12/16	15,000	14,998
0.325%, 09/13/16	142,985	142,970
0.290%, 09/14/16	25,000	24,997
0.319%, 09/19/16	55,000	54,991
0.316%, 09/20/16	119,400	119,380
0.340%, 09/22/16	150,000	149,970
0.441%, 10/03/16	15,000	14,994
0.340%, 10/04/16	20,000	19,994
0.300%, 10/06/16	30,000	29,991
0.306%, 10/07/16	40,000	39,988
0.329%, 10/17/16	25,000	24,990
0.421%, 10/19/16	20,000	19,989
0.300%, 10/20/16	45,000	44,982
0.398%, 11/07/16	55,000	54,959
0.391%, 11/08/16	25,000	24,982
0.325%, 11/29/16	33,667	33,640
0.531%, 12/01/16	25,000	24,967
0.401%, 12/05/16	30,000	29,968
0.364%, 12/06/16	120,000	119,884
0.361%, 12/07/16	25,000	24,976
0.371%, 12/14/16	25,000	24,973
0.441%, 12/16/16	30,000	29,961
0.454%, 12/20/16	151,700	151,490
0.401%, 12/22/16	40,000	39,950
0.417%, 12/28/16	40,000	39,945
0.371%, 01/03/17	50,000	49,936
0.401%, 01/04/17	17,259	17,235
0.431%, 01/18/17	27,500	27,454
0.391%, 01/19/17	25,000	24,962
0.411%, 02/03/17	15,000	14,974
0.453%, 02/07/17	33,500	33,433
0.451%, 02/10/17	17,021	16,987
0.421%, 02/21/17	15,000	14,970
0.482%, 03/29/17	25,000	24,930

		1,712,735

Federal National Mortgage Association — 7.4%
Federal National Mortgage Association
1.250%, 01/30/17	24,973	25,035
0.517%, 08/16/17 (FRN)	19,770	19,776
0.507%, 10/05/17 (FRN)	50,000	49,981
Federal National Mortgage Association (DN)
0.360%, 09/01/16	30,000	30,000
0.366%, 09/02/16	45,000	45,000
0.350%, 09/19/16	20,000	19,996
0.385%, 09/21/16	100,000	99,979
0.381%, 09/23/16	30,000	29,993
0.330%, 10/04/16	75,000	74,977
0.361%, 10/05/16	33,250	33,239
0.437%, 10/06/16	30,000	29,987
0.441%, 10/07/16	70,000	69,969
0.320%, 10/11/16	35,000	34,988
0.481%, 10/17/16	15,000	14,991

	Par (000)	Value (000)

0.300%, 11/09/16	$ 25,000	$24,986
0.572%, 01/05/17	35,000	34,930
0.391%, 01/17/17	14,000	13,979
0.436%, 02/01/17	25,000	24,954
0.381%, 02/03/17	15,000	14,975
0.451%, 02/15/17	45,000	44,906

		736,641

Total U.S. Government Agency Obligations (Cost $6,559,774)		6,559,774

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bills† — 2.7%
0.235%, 09/01/16	130,000	130,000
0.266%, 09/08/16	30,000	29,998
0.256%, 09/15/16	50,000	49,995
0.308%, 11/25/16	50,000	49,963

		259,956

U.S. Treasury Notes — 6.7%
0.375%, 10/31/16	10,000	10,000
0.388%, 10/31/16 (FRN)	185,380	185,393
0.625%, 11/15/16	90,000	90,046
0.500%, 11/30/16	10,000	10,001
0.625%, 12/15/16	70,000	70,041
0.419%, 01/31/17 (FRN)	50,000	50,015
0.625%, 02/15/17	30,000	30,024
0.875%, 02/28/17	50,000	50,105
0.409%, 04/30/17 (FRN)	150,000	150,024
0.412%, 07/31/17 (FRN)	20,000	19,999

		665,648

Total U.S. Treasury Obligations (Cost $925,604)		925,604

	Number of Shares
MONEY MARKET FUNDS — 1.9%
Invesco Government & Agency Portfolio, Institutional Class 0.290% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.280% (A)	186,242,772	186,243

Total Money Market Funds (Cost $187,243)		187,243

See Notes to Schedules of Investments.

117

P N C   G o v e r n m e n t   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 22.6%

Credit Suisse Securities LLC

0.320% (dated 08/31/16, due 09/01/16, repurchase price $200,001,778, collateralized by U.S. Treasury Note, 2.250%, due 11/15/24,total value $204,003,884)	$200,000	$200,000

Goldman Sachs & Co.

0.310% (dated 08/31/16, due 09/01/16, repurchase price $425,003,660, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.000% to 4.000%, due 03/01/36 to 06/01/46, total value $433,500,001)	425,000	425,000

HSBC Securities USA

0.280% (dated 08/31/16, due 09/01/16, repurchase price $460,003,578, collateralized by U.S. Treasury Note, 5.375%, due 02/15/31,total value $469,201,631) (B)	460,000	460,000

0.300% (dated 08/31/16, due 09/01/16, repurchase price $200,001,667, collateralized by Federal National Mortgage Association Bonds and U.S. Treasury Note, 2.000% to 3.500%, due 01/15/26 to 07/01/46, total value $204,002,775) (B)	200,000	200,000

Merrill Lynch Pierce Fenner & Smith

0.310% (dated 08/31/16, due 09/01/16, repurchase price $100,000,861, collateralized by Government National Mortgage Association Bonds, 3.500% to 4.000%, due 08/20/42 to 05/20/44, total value $102,000,000)	100,000	100,000

Royal Bank of Scotland

0.290% (dated 08/31/16, due 09/01/16, repurchase price $450,003,625, collateralized by U.S. Treasury Note, 0.125%, due 04/15/17,total value $459,004,300)	450,000	450,000

Toronto Dominion Securities LLC

0.310% (dated 08/31/16, due 09/01/16, repurchase price $255,002,196, collateralized by Federal National Mortgage Association Bonds, Federal Home Loan Mortgage Corporation Bonds and U.S. Treasury Note, 0.000% to 4.000%, due 09/22/16 to 01/01/46,total value $260,100,080) (C)	255,000	255,000

	Par (000)	Value (000)

Toronto Dominion Securities LLC

0.320% (dated 08/31/16, due 09/01/16, repurchase price $150,001,333, collateralized by Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.000% to 4.000%, due 03/20/45 to 07/20/46, total value $153,001,360) (C)	$150,000	$150,000

Total Repurchase Agreements (Cost $2,240,000)		2,240,000

TOTAL INVESTMENTS — 100.2% (Cost $9,912,621)*		9,912,621

Other Assets & Liabilities – (0.2)%		(16,106)

TOTAL NET ASSETS — 100.0%		$9,896,515

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of August 31, 2016, the total value of HSBC Securities USA Repurchase Agreements is $660,000 (000).
(C)	As of August 31, 2016, the total value of Toronto Dominion Securities LLC Repurchase Agreements is $405,000 (000).

See Notes to Schedules of Investments.

118

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$187,243	$–	$–	$187,243

Repurchase Agreements	–	2,240,000	–	2,240,000

U.S. Government Agency Obligations	–	6,559,774	–	6,559,774

U.S. Treasury Obligations	–	925,604	–	925,604

Total Assets - Investments in Securities	$187,243	$9,725,378	$–	$9,912,621

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

119

P N C   T r e a s u r y   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 97.0%
U.S. Treasury Bills† — 39.4%
0.235%, 09/01/16	$82,000	$82,000
0.266%, 09/08/16	58,000	57,997
0.256%, 09/15/16	45,000	44,996
0.252%, 09/22/16	60,000	59,991
0.226%, 09/29/16	40,000	39,993
0.395%, 10/13/16	20,000	19,991
0.354%, 10/20/16	45,000	44,978
0.256%, 10/27/16	40,000	39,984
0.270%, 11/03/16	14,000	13,994
0.308%, 11/25/16	40,000	39,971
0.325%, 12/08/16	20,000	19,982
0.341%, 12/29/16	30,000	29,966
0.425%, 02/02/17	10,000	9,982
0.429%, 02/16/17	10,000	9,980

		513,805

U.S. Treasury Notes — 57.6%
0.875%, 09/15/16	50,000	50,013
0.500%, 09/30/16	50,000	50,003
0.375%, 10/31/16	18,000	17,998
0.388%, 10/31/16 (FRN)	128,000	128,008
0.625%, 11/15/16	45,000	45,022
0.500%, 11/30/16	66,000	66,015
0.625%, 12/15/16	52,000	52,032
0.750%, 01/15/17	25,000	25,032
0.419%, 01/31/17 (FRN)	67,000	67,015
0.500%, 01/31/17	42,000	42,012
0.625%, 02/15/17	10,000	10,008
0.875%, 02/28/17	13,000	13,027
0.750%, 03/15/17	18,000	18,026
0.409%, 04/30/17 (FRN)	65,000	65,006
0.875%, 05/15/17	10,000	10,023
0.412%, 07/31/17 (FRN)	60,000	60,008
0.503%, 10/31/17 (FRN)	33,000	33,031

		752,279

Total U.S. Treasury Obligations (Cost $1,266,084)		1,266,084

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 4.1%
BlackRock Treasury Trust Fund Institutional Class, 0.170%†† (A)	500,000	$500
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.180% (A)	52,617,259	52,617

Total Money Market Funds (Cost $53,117)		53,117

TOTAL INVESTMENTS — 101.1% (Cost $1,319,201)*		1,319,201

Other Assets & Liabilities – (1.1)%		(14,369)

TOTAL NET ASSETS — 100.0%		$1,304,832

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

120

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$53,117	$–	$–	$53,117

U.S. Treasury Obligations	–	1,266,084	–	1,266,084

Total Assets - Investments in Securities	$53,117	$1,266,084	$–	$1,319,201

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedules of Investments.

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N O T E S   T O   S C H E D U L E S   O F   I N V E S T M E N T S

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1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of August 31, 2016, the Trust offered for sale shares of 32 Funds (individually, a “Fund”, collectively, the “Funds”).

As of August 31, 2016, the Trust offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund and PNC Treasury Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds’ value their portfolio securities for purposes of calculating their net asset values (“NAV”) using procedures approved by the Funds’ Board of Trustees. Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

The investments of the Money Market Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assuming a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held by the Money Market Funds on August 31, 2016 were valued using a method other than amortized cost.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective NAV as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

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Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs. Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

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Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at August 31, 2016 is included in the respective Fund’s Schedule of Investments.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at August 31, 2016 is included in the respective Fund’s Schedule of Investments.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of August 31, 2016 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 08/31/16 (000)

Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$ –	$ 91	$ 91
International Equity Fund
Forward Currency Contracts	$ –	$ 4,589	$ 4,589
Futures Contracts	276	–	276
	$276	$ 4,589	$ 4,865

Liability Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$ –	$ (89)	$ (89)
Futures Contracts	(1)	–	(1)
	$ (1)	$ (89)	$ (90)
International Equity Fund
Forward Currency Contracts	$ –	$(4,494)	$(4,494)
Futures Contracts	(83)	–	(83)
	$ (83)	$(4,494)	$(4,577)

During the three-month period ended August 31, 2016, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2016 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts August 31, 2016 (000)
Balanced Allocation Fund
Forward Currency Contracts	$ 1,114	$ –	$ –	$ 1,114
Futures Contracts	–	142	(95)	47
International Equity Fund
Forward Currency Contracts	56,539	–	–	56,539
Futures Contracts	2,776	14,498	(10,684)	6,590
Large Cap Growth Fund
Futures Contracts	1,003	–	(1,003)	–
S&P 500 Index Fund
Futures Contracts	1,003	–	(1,003)	–

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3. Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At August 31, 2016, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, PNC Advantage Funds, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund or PNC Advantage money market fund with respect to its short-term reserves swept into a PNC money market fund or PNC Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC money market fund or PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

The total value at May 31, 2016 and August 31, 2016, and the purchases, sales proceeds, distributions and realized gain (loss) on affiliated holdings for the three-month period ended August 31, 2016 are shown in the following table.

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 08/31/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Select Dividend ETF	$56	$57	$–	$1	$–	*	$–	*
iShares MSCI EAFE Small-Cap ETF	8	7	–	–	–	*	–
PNC Government Money Market Fund	515	460	117	172	–	*	–
PNC International Equity Fund	189	196	3	–	–		–
PNC Large Cap Growth Fund	221	230	1	–	–		–
PNC Large Cap Value Fund	224	229	1	–	1		–
PNC Multi-Factor Small Cap Core Fund	60	63	–	2	–		–	*
PNC S&P 500 Index Fund	113	116	1	2	1		–	*
PNC Small Cap Fund	59	62	–	–	–		–
PNC Bond Fund	819	864	31	–	4		–
PNC High Yield Bond Fund	95	98	2	2	1		–	*
PNC Limited Maturity Bond Fund	808	863	53	–	2		–
	$3,167	$3,245	$209	$179	$9		$–	*

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 08/31/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2020 Fund
iShares Select Dividend ETF	$146	$141	$–	$10	$1		$1
iShares MSCI EAFE Small-Cap ETF	25	25	–	–	–	*	–
PNC Government Money Market Fund	648	669	532	511	–	*	–
PNC International Equity Fund	625	621	–	19	–		(1)
PNC Large Cap Growth Fund	648	647	–	24	–		1
PNC Large Cap Value Fund	658	649	2	24	2		1
PNC Multi-Factor Small Cap Core Fund	168	166	–	14	–		–	*
PNC S&P 500 Index Fund	333	326	2	21	2		1
PNC Small Cap Fund	167	167	–	9	–		–	*
PNC Bond Fund	1,852	1,830	13	67	10		–	*
PNC High Yield Bond Fund	257	249	4	21	3		(2)
PNC Limited Maturity Bond Fund	1,084	1,074	10	22	2		–	*
	$6,611	$6,564	$563	$742	$20		$1
Target 2030 Fund
iShares Select Dividend ETF	$224	$254	$21	$–	$2		$–
iShares MSCI EAFE Small-Cap ETF	68	78	10	–	1		–
PNC Government Money Market Fund	457	457	1,110	1,110	–	*	–
PNC International Equity Fund	1,077	1,254	145	5	–		–	*
PNC Large Cap Growth Fund	1,047	1,225	140	–	1		–
PNC Large Cap Value Fund	1,064	1,229	144	–	4		–
PNC Multi-Factor Small Cap Core Fund	271	315	23	–	–		–
PNC S&P 500 Index Fund	538	616	57	–	2		–
PNC Small Cap Fund	269	317	32	–	–		–
PNC Bond Fund	1,640	1,895	227	–	9		–
PNC High Yield Bond Fund	258	292	24	–	3		–
PNC Limited Maturity Bond Fund	220	256	35	–	1		–
	$7,133	$8,188	$1,968	$1,115	$23		$–	*
Target 2040 Fund
iShares Select Dividend ETF	$106	$112	$5	$3	$1		$–	*
iShares MSCI EAFE Small-Cap ETF	42	43	4	2	1		–	*
PNC Government Money Market Fund	173	143	450	480	–	*	–
PNC International Equity Fund	483	509	40	28	–		(1)
PNC Large Cap Growth Fund	478	524	39	10	–		–	*
PNC Large Cap Value Fund	485	524	41	12	2		–	*
PNC Multi-Factor Small Cap Core Fund	125	135	4	5	–		–	*
PNC S&P 500 Index Fund	246	261	14	7	1		–	*
PNC Small Cap Fund	124	134	8	6	–		–	*
PNC Bond Fund	322	351	30	6	2		–	*
PNC High Yield Bond Fund	54	56	2	2	1		–	*
	$2,638	$2,792	$637	$561	$8		$(1)
Target 2050 Fund
iShares Select Dividend ETF	$42	$44	$3	$2	$–	*	–	*
iShares MSCI EAFE Small-Cap ETF	15	17	2	1	–	*	–	*
PNC Government Money Market Fund	43	57	165	151	–	*	–
PNC International Equity Fund	188	198	19	14	–		(1)
PNC Large Cap Growth Fund	188	198	15	12	–		–	*
PNC Large Cap Value Fund	188	199	18	10	1		–	*
PNC Multi-Factor Small Cap Core Fund	49	52	2	3	–		–	*
PNC S&P 500 Index Fund	94	99	7	6	–	*	–	*
PNC Small Cap Fund	50	52	4	4	–		–	*
PNC Bond Fund	69	75	9	4	–	*	–	*
PNC High Yield Bond Fund	11	13	1	–	–	*	–
	$937	$1,004	$245	$207	$1		$ (1)

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	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 08/31/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value ETF	$4,592	$4,656	$301	$245	$101		$(140)
iShares MSCI Emerging Markets ETF	1,408	1,553	–	–	11		–
iShares TIPS Bond ETF	616	626	–	–	5		–
PNC Government Money Market Fund	1,379	1,618	3,939	3,700	1		–
	$7,995	$8,453	$4,240	$3,945	$118		$(140)
International Equity Fund
PNC Government Money Market Fund	$95,914	$71,466	$63,652	$88,100	$37		$–
International Growth Fund
iShares MSCI Germany ETF	$24	$24	$–	$–	$–		$–
iShares MSCI Singapore ETF	–	32	33	–	–		–
PNC Government Money Market Fund	209	188	319	340	4		–
	$233	$244	$352	$340	$4		$–
Large Cap Core Fund
PNC Government Money Market Fund	$627	$115	$2,011	$2,523	$–	*	$–
Large Cap Growth Fund
iShares Russell 1000 Growth ETF	$504	$657	$908	$781	$3		$–
PNC Government Money Market Fund	3,319	864	4,788	7,243	–	*	–
	$3,823	$1,521	$5,696	$8,024	$3		$–
Large Cap Value Fund
iShares Russell 1000 Value ETF	$1,280	$1,596	$261	$–	$8		$–
PNC Government Money Market Fund	914	1,366	13,241	12,789	1		–
	$2,194	$2,962	$13,502	$12,789	$9		$–
Mid Cap Fund
PNC Government Money Market Fund	$929	$287	$391	$1,033	$–	*	$–
Mid Cap Index Fund
PNC Government Money Market Fund	$91	$213	$335	$213	$–	*	$–
Multi-Factor Small Cap Core Fund
PNC Government Money Market Fund	$7,545	$7,371	$30,598	$30,772	$2		$–
Multi-Factor Small Cap Growth Fund
PNC Government Money Market Fund	$4,569	$6,277	$17,556	$15,848	$1		$–
Multi-Factor Small Cap Value Fund
PNC Government Money Market Fund	$2,911	$2,684	$772	$999	$–	*	$–
S&P 500 Index Fund
BlackRock	$488	$434	$–	$61	$6		$– *
PNC Government Money Market Fund	2,539	120	2,434	4,853	–	*	–
PNC Financial Services Group	516	423	–	89	3		(3)
	$3,543	$977	$2,434	$5,003	$9		$(3)
Small Cap Fund
PNC Government Money Market Fund	$101,738	$57,226	$86,456	$130,968	$11		$–
Small Cap Index Fund iShares Russell 2000 ETF	$198	$100	$–	$110	$1		$9
PNC Government Money Market Fund	69	279	474	264	–	*	–
	$267	$379	$474	$374	$1		$9

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 08/31/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Bond Fund
PNC Government Money Market Fund	$1,665	$617	$4,184	$5,232	$–	*	$–
Government Mortgage Fund
PNC Government Money Market Fund	$769	$1,898	$5,319	$4,190	$–	*	$–
High Yield Bond Fund
PNC Government Money Market Fund	$207	$1,498	$2,608	$1,317	$–	*	$–
Intermediate Bond Fund
PNC Government Money Market Fund	$7,683	$1,959	$15,309	$21,033	$1		$–
Limited Maturity Bond Fund
PNC Government Money Market Fund	$2,872	$661	$19,249	$21,460	$1		$–
Total Return Advantage Fund
PNC Government Money Market Fund	$4,716	$3,025	$12,931	$14,622	$1		$–
Ultra Short Bond Fund
PNC Government Money Market Fund	$2,897	$5,230	$90,792	$88,459	$–		$–
Treasury Money Market Fund
BlackRock Treasury Trust Fund	$500	$500	$–	$–	$–	*	$–

*Amount represents less than $500.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

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The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to the Schedules of Investments.

On August 23, 2016, the Board of Trustees of PNC Funds approved plans of liquidation for each of PNC Mid Cap Fund, PNC Mid Cap Index Fund, and PNC Small Cap Index Fund. The liquidation of PNC Mid Cap Fund is expected to take place on or about October 31, 2016 and the liquidations of PNC Mid Cap Index Fund and PNC Small Cap Index Fund are expected to take place on or about December 30, 2016. Effective after the close of business on September 9, 2016, the Funds’ shares will no longer be available for purchase by new investors.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date     10/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Spratley

Jennifer Spratley, President

(principal executive officer)

Date     10/21/2016

By (Signature and Title)*  /s/ John Kernan

John Kernan, Treasurer

(principal financial officer)

Date     10/21/2016

* Print the name and title of each signing officer under his or her signature.